As filed with the Securities and Exchange Commission on November 25, 2009
1933 Act File No. 2-89729
1940 Act File No. 811-03980

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933           ☒
Pre-Effective Amendment No.                  ☐

Post-Effective Amendment No. 89            ☒

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940           ☒

Amendment No. 92           ☒

MORGAN STANLEY INSTITUTIONAL FUND
TRUST
(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 296-6970
Stefanie V. Chang Yu, Esq.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq.	Stuart M. Strauss, Esq.
Kramer Levin Naftalis & Frankel LLP	Dechert LLP
1177 Avenue of the Americas	1095 Avenue of the Americas
New York, New York 10036	New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

☐ Immediately upon filing pursuant to paragraph (b)
☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)

☒ On January 29, 2010 pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of rule 485.
Amending the Prospectus
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

U.S. Equity Portfolios

U.S. Mid Cap Value Portfolio

U.S. Small Cap Value Portfolio
Value Portfolio

Prospectus

January 29, 2010

Share Class and Ticker Symbol

Portfolio	Class I	Investment Class	Class P

U.S. Mid Cap Value Portfolio	MPMVX	MPMIX	MMCAX

U.S. Small Cap Value Portfolio	MPSCX	—	MACVAX

Value Portfolio	MPVLX	—	MPVAX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

U.S. Equity Portfolios Prospectus

January 29, 2010

Portfolio Summary

U.S. Mid Cap Value Portfolio

Objective

The U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Investment Class^	Class P

Advisory Fee	0.720%	0.720%	0.720%

Distribution and/or Service (12b-1) Fee	None	None	0.25%

Shareholder Servicing Fee	None	0.15%	None

Other Expenses†	[ ]%	[ ]%	[ ]%

Acquired Fund Fees & Expenses††	[ ]%	[ ]%	[ ]%

Total Annual Portfolio Operating Expenses	[ ]%	[ ]%	[ ]%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years

Class I	$[ ]	$[ ]	$[ ]	$[ ]

Investment Class	$[ ]	$[ ]	$[ ]	$[ ]

Class P	$[ ]	$[ ]	$[ ]	$[ ]

^	Only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.

†	Other Expenses includes sub-transfer agency fees that are incurred on a class-by-class basis.

††

The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. “Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended September 30, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in common stocks of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap® Value Index. As of December 31, 2009, these market capitalizations range between $[     ] million and $[     ] billion. The Portfolio may purchase stocks that typically do not pay dividends. In pursuing its investment objective, the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. The Portfolio may also use derivative instruments as discussed below. These derivative instruments used by the Portfolio will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may invest up to 20% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may also invest up to 20% of its assets in real estate investment trusts (“REITs”).

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, options, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

morganstanley.com/im | 1

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Common Stock. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

• Mid Capitalization Companies. Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments.

• REITs. REITs are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, investments in REITs may involve duplication of management fees and certain other expenses. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Portfolio.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year-to-year and by showing how the Portfolio’s average annual returns for the past 1, 5 and 10 year periods and since inception compare with those of indices of similar securities, over time. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

The bar chart shows the performance of the Portfolio’s Class I shares year-by-year and best and worst performance for a quarter; the performance of the other Classes will differ because the Classes have different ongoing fees.

High Quarter	[ ]/[	]/[ ]	[ ]%

Low Quarter	[ ]/[	]/[ ]	[ ]%

Average Annual Total Returns
(as of 12/31/09)

	Past One Year	Past Five Years	Past Ten Years	Since Inception

Class I1—Return before Taxes	%	%	%	%

Class I—Return after Taxes on Distributions	%	%	%	%

Class I—Return after Taxes on Distributions and Sale of Fund Shares	%	%	%	%

Investment Class[1]—Return before Taxes	%	%	%	%

Class P1—Return before Taxes	%	%	%	%

Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)[2]	%	%	%	%	[4]

Lipper Mid-Cap Core Funds Index (reflects no deduction for taxes)[3]	%	%	%	%	%[4]

[1]	Class I commenced operations on December 30, 1994. Investment Class commenced operations on May 10, 1996. Class P commenced operations on July 17, 1998.

[2]

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

[3]

The Lipper Mid-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Core Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently [30] funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Mid-Cap Core Funds classification.

[4]	Since Inception reflects the inception date of Class I.

2

The after-tax returns shown in the table above are only for the Portfolio’s Class I shares and are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio’s other Class will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Equity Income team manages the Portfolio. Information about the current members of the Equity Income team jointly and primarily responsible for the day-today management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio

Thomas R. Copper	Managing Director	December 2005

John Mazanec	Executive Director	June 2008

Thomas B. Bastian	Managing Director	September 2003

Mary Jayne Maly	Managing Director	July 2008

James O. Roeder	Executive Director	September 2003

Mark J. Laskin	Executive Director	January 2007

Sergio Marcheli	Executive Director	September 2003

Purchase and Sale of Fund Shares

The Portfolio offers investors three Classes of shares: Class I, Investment Class and Class P. The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for each of Investment Class shares and Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the “Purchasing Shares—Share Class Arrangements” and “—Other Purchase Information” sections beginning on pages 20 and 21, respectively, of this Prospectus.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive your redemption request.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Fund Trust (the “Fund”) or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent at 1-800-548-7786. You may sell Fund shares, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to JPMorgan Chase Bank, N.A. (the “Custodian”). For more information, please refer to the “Purchasing Shares” and “Redeeming Shares” sections beginning on pages 20 and 21, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

morganstanley.com/im | 3

Portfolio Summary

U.S. Small Cap Value Portfolio

Objective

The U.S. Small Cap Value Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P

Redemption Fees*	2.00%	None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P

Advisory Fee	[0.661]%	[0.661]%

Distribution and/or Service (12b-1) Fee	None	0.25%

Shareholder Servicing Fee	None	None

Other Expenses†	[ ]%	[ ]%

Acquired Fund Fees & Expenses††	[ ]%	[ ]%

Total Annual Portfolio Operating Expenses	[ ]%	[ ]%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years

Class I	$[ ]	$[ ]	$[ ]	$[ ]

Class P	$[ ]	$[ ]	$[ ]	$[ ]

*

Payable to the Portfolio on shares redeemed within 30 days of purchase. See “Redeeming Shares” and “General Shareholder Information” for more information on redemption fees. Redemption fees are a percentage of the amount redeemed.

†	Other Expenses includes sub-transfer agency fees that are incurred on a class-by-class basis.

††

The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. ”Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended September 30, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in common stocks of small cap companies traded on a U.S. securities exchange. Under current market conditions, the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., considers a company to be a small cap company if it has a total market capitalization at the time of purchase of $100 million to $2 billion or the high end of the range of companies represented in the Russell 2000® Value Index. The Adviser analyzes securities to identify stocks that are believed to be undervalued relative to the market place or similar companies. For most sectors, sector weightings normally are kept within 10% of those of the Russell 2000® Value Index. There are currently more than ten sectors represented in the Russell 2000® Value Index including technology, consumer discretionary, health care, energy and producer durables.

The Portfolio may also use derivative instruments as discussed below. These derivative instruments will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

4

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Common Stock. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

• Small Capitalization Companies. Investments in smaller companies may involve greater risk than investments in larger, more established companies. The securities issued by smaller companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year-to-year and by showing how the Portfolio’s average annual returns for the past 1, 5 and 10 year periods and since inception compare with those of indices of similar securities, over time. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

The bar chart shows the performance of the Portfolio’s Class I shares year-by-year and best and worst performance for a quarter; the performance of the other Class will differ because the Classes have different ongoing fees.

High Quarter	[ ]/[ ]/[ ] [ ]%

Low Quarter	[ ]/[ ]/[ ] [ ]%

Average Annual Total Returns
(as of 12/31/09)

	Past One Year	Past Five Years	Past Ten Years	Since Inception

Class I1—Return before Taxes	%	%	%	%

Class I—Return after Taxes on Distributions	%	%	%	%

Class I—Return after Taxes on Distributions and Sale of Fund Shares	%	%	%	%

Class P1—Return before Taxes	%	%	—%

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)[2]	%	%	%	%[4]

Lipper Small-Cap Value Funds Index (reflects no deduction for taxes)[3]	%	%	%	—[3]

[1]	Class I commenced operations on July 1, 1986. Class P commenced operations on January 22, 1999.

[2]

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

[3]

The Lipper Small-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Value Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently [30] funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Small-Cap Value Funds classification. [Since Inception return information is not available for this index.]

[4]	Since Inception reflects the inception date of Class I.

morganstanley.com/im  |  5

The after-tax returns shown in the table above are only for the Portfolio’s Class I shares and are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio’s other Class will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Small/Mid Cap Value team manages the Portfolio. Information about the current members of the Small/Mid Cap Value team jointly and primarily responsible for the day-today management of the Portfolio is shown below:

Date Began
Managing the
Name	Title with Adviser	Portfolio

Richard Glass	Managing Director	September 2003

Alexander Yaggy	Executive Director	January 2006

Purchase and Sale of Fund Shares

The Portfolio offers investors two Classes of shares: Classes I and P. The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the “Purchasing Shares—Share Class Arrangements” and “—Other Purchase Information” sections beginning on pages 20 and 21, respectively, of this Prospectus.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive your redemption request.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Fund Trust (the “Fund”) or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent at 1-800-548-7786. You may sell Fund shares, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to JPMorgan Chase Bank, N.A. (the “Custodian”). For more information, please refer to the “Purchasing Shares” and “Redeeming Shares” sections beginning on pages 20 and 21, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

6

Portfolio Summary

Value Portfolio

Objective

The Value Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investment
	Class I		Class^		Class P

Advisory Fee	0.500%		0.500%		0.500%

Distribution and/or Service (12b-1) Fee	None		None		0.25%

Shareholder Servicing Fee	None		0.15%		None

Other Expenses†	[ ]%	††	[ ]%	††	[ ]%	††

Total Annual Portfolio Operating Expenses	[ ]%		[ ]%		[ ]%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years

Class I	$[ ]	$[ ]	$[ ]	$[ ]

Investment Class	$[ ]	$[ ]	$[ ]	$[ ]

Class P	$[ ]	$[ ]	$[ ]	$[ ]

^	Only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.
†	Other Expenses includes sub-transfer agency fees that are incurred on a class-by-class basis.

††

The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended September 30, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended September 30, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing, seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends. The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., begins with a universe of companies that have attributes that may qualify them as value companies. The Adviser then screens these companies for liquidity and relative value and evaluates the companies relative to competitive and market conditions within each industry. The Adviser then conducts a fundamental analysis of each company to identify those companies believed to be attractively valued relative to other companies within the industry.

The Portfolio may invest, to a limited extent, in equity securities of foreign issuers, including issuers located in emerging market or developing countries and may also invest in securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Common Stock. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and

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market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year-to-year and by showing how the Portfolio’s average annual returns for the past 1, 5 and 10 year periods and since inception compare with those of indices of similar securities, over time. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

The bar chart shows the performance of the Portfolio’s Class I shares year-by-year and best and worst performance for a quarter; the performance of the other Classes will differ because the Classes have different ongoing fees.

High Quarter	[ ]/[ ]/[ ]	[ ]%

Low Quarter	[ ]/[ ]/[ ]	[ ]%
Average Annual Total Returns
(as of 12/31/09)

	Past One Year	Past Five Years	Past Ten Years	Since Inception

Class I1—Return before Taxes	%	%	%	%

Class I—Return after Taxes
on Distributions	%	%	%	%

Class I—Return after Taxes
on Distributions and Sale
of Fund Shares	%	%	%	%

Class P1—Return before Taxes	%	%	%	%

Russell 1000® Value Index
(reflects no deduction for
fees, expenses or taxes)[2,4]	%	%	%	%	[6]

S&P 500® Index (reflects no
deduction for fees, expenses
or taxes)[3,4]	%	%	%	%	[6]

Lipper Large-Cap Value Funds
Index (reflects no deduction
for taxes)[5]	%	%	%	%	[6]

[1]	Class I commenced operations on November 5, 1984. Class P commenced operations on July 17, 1996.

[2]

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

[3]

The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy.

[4]

An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

[5]

The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently [30] funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Large-Cap Value Funds classification.

[6]	Since Inception reflects the inception date of Class I.

The after-tax returns shown in the table above are only for the Portfolio’s Class I shares and are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio’s other Class will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

8

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Multi-Cap Value team manages the Portfolio. Information about the current members of the Multi-Cap Value team jointly and primarily responsible for the day-today management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio

Jason S. Leder	Managing Director	September 2003

Kevin C. Holt	Managing Director	September 2003

James N. Warwick	Executive Director	July 2007

Devin E. Armstrong	Executive Director	July 2007

Purchase and Sale of Fund Shares

The Portfolio offers investors three Classes of shares: Class I, Investment Class and Class P. The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for each of Investment Class shares and Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the “Purchasing Shares—Share Class Arrangements” and “—Other Purchase Information” sections beginning on pages 20 and 21, respectively, of this Prospectus.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive your redemption request.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Fund Trust (the “Fund”) or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent at 1-800-548-7786. You may sell Fund shares, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to JPMorgan Chase Bank, N.A. (the “Custodian”). For more information, please refer to the “Purchasing Shares” and “Redeeming Shares” sections beginning on pages 20 and 21, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Details of the Portfolios

U.S. Mid Cap Value Portfolio

Objective

The U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years.

Approach

The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap® Value Index. The Portfolio may purchase stocks that typically do not pay dividends.

Process

The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in common stocks of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap® Value Index. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. As of December 31, 2009, these market capitalizations range between $[     ] million and $[     ] billion. In addition, the Portfolio may invest in convertible securities. The Portfolio may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may invest up to 20% of its total assets in securities of foreign issuers, including issuers located in emerging market or developing countries. This percentage limitation however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may invest up to 20% of its net assets in REITs.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, options, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

The Portfolio is subject to various risks that could adversely affect its net asset value and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized. At times, the Portfolio’s guideline for sector weightings may result in significant exposure to one or more market sectors.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of

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U.S. Equity Portfolios Prospectus

January 29, 2010

U.S. Mid Cap Value Portfolio (Cont’d)

a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

REITs pool investors’ funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing return to the Portfolio on its investment in such company.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Information About the Portfolios’ Investment Strategies and Related Risks” for further information about these and other risks of investing in the Portfolio.

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U.S. Small Cap Value Portfolio

Objective

The U.S. Small Cap Value Portfolio seeks above-average total return over a market cycle of three to five years.

Approach

The Portfolio invests primarily in common stocks of small capitalization companies traded on a U.S. securities exchange. The Portfolio may purchase stocks that typically do not pay dividends.

Process

The Adviser analyzes securities to identify stocks that are believed to be undervalued relative to the market place or similar companies. For most sectors, sector weightings normally are kept within 10% of those of the Russell 2000® Value Index. For example, if the energy sector represents 15% of the Russell 2000® Value Index, then, as a general matter, the energy sector would represent between 5 to 25% of total Portfolio assets. There are currently more than ten sectors represented in the Russell 2000® Value Index including technology, consumer discretionary, health care, energy and producer durables. In determining whether securities should be sold, the Adviser considers factors such as high valuation relative to other investment opportunities or the market place and deteriorating fundamentals.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in common stocks of small cap companies traded on a U.S. securities exchange. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Under current market conditions, the Adviser considers a company to be a small cap company if it has a total market capitalization at the time of purchase of $100 million to $2 billion or the high end of the range of companies represented in the Russell 2000® Value Index. The market capitalization limit is subject to adjustment annually based upon the Adviser’s assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies. In addition, the Portfolio may invest in convertible securities. The Portfolio may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Portfolio may invest up to 10% of its assets in REITs. The Portfolio may invest up to 10% of its assets in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

The Portfolio is subject to various risks that could adversely affect its net asset value and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies. The securities issued by smaller companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, smaller companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized. At times, the Portfolio’s guideline for sector weightings may result in significant exposure to one or more market sectors.

REITs pool investors’ funds for investments primarily in real estate properties. Like mutual funds, REITs have expenses, including advisory and administration

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U.S. Equity Portfolios Prospectus

January 29, 2010

U.S. Small Cap Value Portfolio (Cont’d)

fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing return to the Portfolio on its investment in such company.

Investing in the securities of foreign issuers, particularly those located in emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Information About the Portfolios’ Investment Strategies and Related Risks” for further information about these and other risks of investing in the Portfolio.

13

Value Portfolio

Objective

The Value Portfolio seeks above-average total return over a market cycle of three to five years.

Approach

The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing, seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in equity securities of foreign issuers, including issuers located in emerging market or developing countries, and may also invest in securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

Process

The Adviser begins with a universe of companies that have attributes that may qualify them as value companies. The Adviser then screens these companies for liquidity and then relative value using an appropriate valuation measure for each sector or industry. The Adviser evaluates the companies relative to competitive and market conditions within each industry. The Adviser then conducts a fundamental analysis of each company to identify those companies believed to be attractively valued relative to other companies within the industry. In determining whether securities should be sold, the Adviser considers fair valuations and deteriorating fundamentals. The Portfolio may invest up to 10% of its net assets in REITs.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

The Portfolio is subject to various risks that could adversely affect its net asset value and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies. The securities issued by smaller companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, smaller companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

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U.S. Equity Portfolios Prospectus

January 29, 2010

Value Portfolio (Cont’d)

REITs pool investors’ funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing return to the Portfolio on its investment in such company.

Please see “Additional Information About the Portfolios’ Investment Strategies and Related Risks” for further information about these and other risks of investing in the Portfolio.

15

Additional Information About the Portfolios’ Investment Strategies and Related Risks

This section discusses additional information relating to the Portfolios’ investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios’ investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, American Depositary Receipts (“ADRs”), rights, warrants and shares of investment companies. The Portfolios may invest in equity securities that are publicly traded on securities exchanges or over-the-counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. For purposes of these Portfolios, companies traded on a U.S. exchange include companies listed on Nasdaq.

ADRs are U.S. dollar-denominated securities that represent claims to shares of foreign stocks. The Portfolios treat ADRs as U.S. securities for purposes of foreign investment limitations.

Growth stocks generally have higher growth rates, betas and price/earnings ratios, and lower yields than the stock market in general as measured by an appropriate stock market index. Value stocks are stocks that are deemed by the Adviser to be undervalued relative to the stock market in general. The Adviser makes value decisions guided by the appropriate market index, based on value characteristics such as price/earnings and price/book ratios. Value stocks generally are dividend paying common stocks. However, non-dividend paying stocks also may be selected for their value characteristics.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

IPOs

The Portfolios may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. A Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a greater impact upon the Portfolio’s total returns during any period that the Portfolio has a small asset base. As a Portfolio’s assets grow, any impact of IPO investments on the Portfolio’s total return may decline.

Fixed Income Securities

Fixed income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed income securities include U.S. government securities, securities issued by federal or federally

16

U.S. Equity Portfolios Prospectus

January 29, 2010

sponsored agencies and instrumentalities (“agencies”), corporate bonds and notes, asset-backed securities, mortgage securities, high yield securities, municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

These securities are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers.

Fixed income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

Duration

The average duration of a portfolio of fixed income securities represents its exposure to changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates than a Portfolio with a higher average duration.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect an investing portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with their investments in foreign securities, certain Portfolios also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging a Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

Foreign Currency

The Portfolios’ investments may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolios may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios’ assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions

17

may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Securities

Investing in emerging market securities enhances the risks of foreign investing. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments by foreign investors.

Derivatives

Certain Portfolios may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause a
Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the seeks to use derivatives to further a Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that certain Portfolios may principally use include:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Portfolio’s initial investment in such contracts.

Options. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Portfolio. If a Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

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U.S. Equity Portfolios Prospectus

January 29, 2010

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected. A Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as “credit default swaps.” Where a Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, such Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When a Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in fixed income securities for temporary defensive purposes that may be inconsistent with the Portfolio’s principal investment strategies, as described in the SAI. If the Adviser incorrectly predicts the effects of these changes, the defensive investments may adversely affect the Portfolio’s performance. Using defensive investments could cause a Portfolio to fail to meet its investment objective.

Portfolio Holdings

A description of the policies and procedures of Fund with respect to the disclosure of each Portfolio’s securities is available in the Fund’s SAI.

19

Purchasing Shares

Share Class Arrangements

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Investment Class shares and $1,000,000 for Class P shares of the Portfolios, as applicable. Investment Class shares are only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.

Class I shares are not subject to either a distribution fee or a shareholder servicing fee. Investment Class shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.15% of each Portfolio’s average daily net assets attributable to Investment Class shares. Class P shares are subject to a monthly service fee at an annual rate of up to 0.25% of each Portfolio’s average daily net assets attributable to Class P shares.

General

Shares of each Portfolio may be purchased directly from the Fund or through a financial intermediary. Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions.

Shares of each Portfolio may, in the Fund’s discretion, be purchased with investment securities (in lieu of, or in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for shares of each Portfolio.

Shares of each Portfolio may be purchased at the NAV next determined after we receive your purchase order.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes designation of an anti-money laundering compliance officer.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by Morgan Stanley Services, the Fund’s transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund Trust. c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund Trust.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire

You may purchase shares of each Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMorgan Chase & Co.

1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #910-2-734143
Attn: Morgan Stanley Institutional Fund
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

Additional Investments

You may make additional investments of shares at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Fund Trust) to Morgan Stanley Services at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above.

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U.S. Equity Portfolios Prospectus

January 29, 2010

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of any Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. The minimum initial investment in Class I shares or Class P shares may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Trustees of the Fund; and clients who owned Portfolio shares as of December 31, 2007. The Fund, in its sole discretion, may waive the minimum initial investment amount for Investment Class shares in certain cases. If the value of your account falls below the minimum initial investment amount for Class I shares, Class P shares or Investment Class shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Certain patterns of past exchanges and/or purchase or sale transactions involving a Portfolio may result in the Fund rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges and may result in a shareholder’s account being closed. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

Redeeming Shares

You may redeem shares of each Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of each Portfolio will be redeemed at the NAV next determined after the request is received in good order. If you are redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions.

By Mail

Requests should be addressed to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) The share certificates, if issued;

(c) Any required signature guarantees; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

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By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that redemption instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this Prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

The Fund will ordinarily pay redemption proceeds within seven business days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange (“NYSE”) is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission (the “Commission”).

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the

Portfolio from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Redemptions paid in investment securities will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Shares of the U.S. Small Cap Value Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/ exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio’s redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that financial intermediary’s materials carefully to learn about any other restrictions or fees that may apply.

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U.S. Equity Portfolios Prospectus

January 29, 2010

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as “market-timing” or “short-term trading” and may present risks for other shareholders of a Portfolio, which may include, among other things, dilution in the value of a Portfolio’s shares held by long-term shareholders, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

In addition, a Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which a Portfolio’s securities trade and the time as of which the Portfolio’s net asset value is calculated (“time-zone arbitrage”). For example, a market-timer may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s net asset value calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”).

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Fund’s policies with respect to purchases, exchanges and redemptions of shares are described in the “Purchasing Shares,” “General Shareholder Information” and “Redeeming Shares” sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund’s policies regarding frequent trading of shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund’s policies with respect to frequent purchases, exchanges and redemptions of shares.

Omnibus accounts generally do not identify customers’ trading activity to the Fund on an individual ongoing basis. Therefore, with respect to trades that occur through omnibus accounts at financial intermediaries, to some extent, the Fund relies on the financial intermediary to monitor frequent short-term trading within the Fund by the financial intermediary’s customers. However, the Fund or the Distributor has entered into agreements with financial intermediaries whereby intermediaries are required to provide certain customer identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activities.

23

General Shareholder Information

Valuation of Shares

The price of a Portfolio’s shares (NAV) is based on the value of the Portfolio’s securities. The NAV of the Portfolios is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

Each Portfolio values its securities at market value. When no market quotations are readily available for securities, including circumstances under which the Adviser determines that a security’s market price is not accurate, we will determine the value for those securities in good faith at fair value using methods approved by the Fund’s Board of Trustees. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, a Portfolio’s net asset value will reflect certain portfolio securities’ fair value rather than their market price.

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of each Class of shares may differ from that of other classes because of class-specific expenses that each class may pay and the shareholder servicing fees charged to Investment Class and Class P shares.

Exchange Privilege

You may exchange shares of any Portfolio of the Fund for the same Class of shares of other available portfolios of the Fund. In addition, you may exchange each Portfolio’s Class P shares for Class P Shares of available portfolios of Morgan Stanley Institutional Fund, Inc. and each Portfolio’s Class I shares for Class I Shares of available portfolios of Morgan Stanley Institutional Fund, Inc. Exchanges are based on the shares’ respective NAVs.

To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your financial intermediary. If you purchased Portfolio shares through a financial intermediary, certain portfolios may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to Morgan Stanley Institutional Fund Trust. c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases. An exchange of shares of the U.S. Small Cap Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described under the section “Redeeming Shares.” The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Tax Considerations

As with any investment, you should consider how your Portfolio investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Portfolio. Unless your investment in a Portfolio is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Portfolio makes distributions and when you sell shares, including an exchange to another Morgan Stanley Fund.

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U.S. Equity Portfolios Prospectus

January 29, 2010

Taxation of Distributions. Your distributions normally are subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Portfolio. Under current law, a portion of the income dividends you receive may be taxed at the same rates as long-term capital gains. However, even if income received in the form of income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you will not be permitted to offset income dividends with capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such portfolios from U.S. corporations.

Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes. If more than 50% of a Portfolio’s assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to pass through to you for foreign tax credit purposes the amount of foreign income taxes that it paid.

Every January, you will be sent a statement (Internal Revenue Service (“IRS”) Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Taxation of Sales. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Morgan Stanley Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your shares.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding at a rate of 28% (as of the date of this Prospectus) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income for such year.

Dividends and Distributions

The Portfolios normally declare dividends and distribute substantially all of their net investment income to shareholders as follows:

Class I

Portfolio	Quarterly	Annually

U.S. Mid Cap Value		■

U.S. Small Cap Value		■

Value	■

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Investment Class

Portfolio	Quarterly	Annually

U.S. Mid Cap Value		■

Value	■

Class P

Portfolio	Quarterly	Annually

U.S. Mid Cap Value		■

U.S. Small Cap Value		■

Value	■

If any net gains are realized from the sale of underlying securities, the Portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the Portfolio unless you elect otherwise. If you want to change how your dividends are paid, you must notify the Fund in writing.

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $[     ] billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios and places each Portfolio’s purchase and sales orders. Each Portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation as a percentage of each Portfolio’s daily net assets for the Fund’s 2009 fiscal year.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Fund’s annual report to shareholders for the fiscal year ended September 30, 2009.

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U.S. Equity Portfolios Prospectus

January 29, 2010

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2009 Actual Compensation Rate
U.S. Mid Cap Value	0.720% of the portion of the daily net assets not exceeding $1 billion; 0.650% of the portion of the daily net assets exceeding $1 billion	[ ]	%

U.S. Small Cap Value

0.670% of the portion of the daily net assets not exceeding $500 million; 0.645% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.620% of the portion of the daily net assets exceeding $1 billion

		[ ]	%

Value

0.500% of the portion of the daily net assets not exceeding $1 billion; 0.450% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.400% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; 0.350% of the portion of the daily net assets exceeding $3 billion

		[ ]	%

U.S. Mid Cap Value Portfolio

The Portfolio’s assets are managed within the Equity Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Thomas R. Copper, a Managing Director of the Adviser, John Mazanec, an Executive Director of the Adviser, Thomas B. Bastian and Mary Jayne Maly, each a Managing Director of the Adviser, and James O. Roeder, Mark J. Laskin and Sergio Marcheli, each an Executive Director of the Adviser.

Mr. Copper has been associated with the Adviser in an investment management capacity since 1986. Mr. Mazanec has been associated with the Adviser in an investment management capacity since June 2008. Prior to June 2008, Mr. Mazanec was a portfolio manager at Wasatch Advisers. Mr. Bastian has been associated with the Adviser in an investment management capacity since 2003. Ms. Maly has been associated with the Adviser in an investment management capacity since 1992. Mr. Roeder has been associated with the Adviser in an investment management capacity since 1999. Mr. Laskin has been associated with the Adviser in an investment management capacity since 2000. Mr. Marcheli has been associated with the Adviser in an investment management capacity since 2002.

Mr. Copper is the lead manager of the Portfolio and Mr. Mazanec is a co-portfolio manager of the Portfolio. Messrs. Bastian, Roeder, Laskin and Ms. Maly assist Messrs. Copper and Mazanec in the management of the Portfolio and Mr. Marcheli manages the cash position in the Portfolio, submits trades and aids in providing research. Mr. Copper is responsible for the execution of the overall strategy of the Portfolio.

U.S. Small Cap Value Portfolio

The Portfolio’s assets are managed within the Small/Mid Cap Value team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Richard Glass, a Managing Director of the Adviser, and Alexander Yaggy, an Executive Director of the Adviser.

Mr. Glass has been associated with the Adviser in an investment management capacity since 2001. Mr. Yaggy has been associated with the Adviser in a research capacity since July 2004 and in an investment management capacity since January 2006.

Mr. Glass is the lead portfolio manager of the Portfolio. Members of the team collaborate to manage the assets of the Portfolio.

27

Value Portfolio

The Portfolio’s assets are managed within the Multi-Cap Value team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Jason S. Leder and Kevin C. Holt, each a Managing Director of the Adviser and James N. Warwick and Devin E. Armstrong, each an Executive Director of the Adviser.

Mr. Leder has been associated with the Adviser in an investment management capacity since 1995. Mr. Holt has been associated with the Adviser in an investment management capacity since 1999. Mr. Warwick has been associated with the Adviser in an investment management capacity since 2002. Mr. Armstrong has been associated with the Adviser in a research capacity since 2004 and in an investment management capacity since July 2007.

Messrs. Leder and Holt are co-lead managers and Messrs. Warwick and Armstrong are co-portfolio managers of the Portfolio. Each team member is responsible for specific sectors. Messrs. Leder and Holt are responsible for the execution of the overall strategy of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolios.

The composition of each team may change from time to time.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc. (“MSDI”), a wholly-owned subsidiary of the Adviser. MSDI has entered into arrangements with certain financial intermediaries who may accept purchase and redemption orders for shares of certain Portfolios on its behalf.

Shareholder Service Plan (Investment Class)

The Fund has adopted a Shareholder Service Plan (the “Investment Class Service Plan”) for each Portfolio’s Investment Class shares. Under the Investment Class

Service Plan, each Portfolio pays the Distributor a monthly shareholder servicing fee at an annual rate of up to 0.15% of the Portfolio’s average daily net assets attributable to Investment Class shares. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Investment Class shares. Shareholder servicing fees relate solely to the Investment Class of each Portfolio and will reduce the net investment income and total return of the Investment Class shares of these Portfolios.

Shareholder Services Plan (Class P)

The Fund has adopted a Shareholder Services Plan for each Portfolio’s Class P Shares pursuant to Rule 12b-1 under the 1940 Act (the “Class P Service Plan”). Under the Class P Service Plan, each Portfolio may pay to the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or intermediaries a monthly service fee at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Class P Shares. The Distributor may direct that all or any part of this fee be paid directly to its affiliates or other broker-dealers, financial institutions and/or intermediaries that provide shareholder services. Over time the shareholder servicing fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Information

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of any Portfolio) to certain affiliated or unaffiliated brokers or other service providers in connection with the sale or retention of shares of a Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolio over other investment options. Any such payments will not change the net asset value or the price of Portfolio shares. For more information, please see the Fund’s SAI.

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Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). Past performance does not indicate future results. The financial highlights for the fiscal years ended September 30, 2005, September 30, 2006, September 30, 2007, September 30, 2008 and September 30, 2009 have been audited by [          ], the Fund’s independent registered public accounting firm.

Class I

	Net Asset Value Beginning of Period		Net Investment Income†			Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Dividend Distributions (net investment income)		Capital Gain Distributions (realized net gains)

U.S. Mid Cap Value Portfolio (Commencement of Class I Operations 12/30/94)
2009	$		$			$		$		$		$
2008		36.46		0.28			(7.54)		(7.26)		(0.25)		—
2007		29.09		0.27			7.32		7.59		(0.22)		—
2006		25.65		0.20			3.44		3.64		(0.20)		—
2005		21.13		0.11			4.50		4.61		(0.09)		—

U.S. Small Cap Value Portfolio (Commencement of Class I Operations 7/01/86)
2009	$		$			$		$		$		$
2008		28.19		0.06			(3.82)		(3.76)		(0.06)		(3.18)
2007		26.22		0.06			4.89		4.95		(0.08)		(2.90)
2006		24.41		0.09			3.04		3.13		(0.17)		(1.15)
2005		22.26		0.30			3.93		4.23		(0.01)		(2.07)

Value Portfolio (Commencement of Class I Operations 11/05/84)
2009	$		$			$		$		$		$
2008		18.46		0.33	^^		(4.26)		(3.93)		(0.35)		(1.06)
2007		18.67		0.35			1.60		1.95		(0.37)		(1.79)
2006		17.89		0.37			2.11		2.48		(0.38)		(1.32)
2005		16.44		0.33			1.40		1.73		(0.28)		—

30

U.S. Equity Portfolios Prospectus

January 29, 2010

[          ] unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Class I

	Total Distributions		Redemption fees			Net Asset Value End of Period		Total Return+		Net Assets End of Period (thousands)		Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income to Average Net Assets			Portfolio Turnover Rate

U.S. Mid Cap Value Portfolio (Commencement of Class I Operations 12/30/94)
2009	$		$			$		$		$		$			$			$
2008		(0.25)		0.00	‡		28.95		(20.07)		107,988		0.89	#++		0.84	#++		64
2007		(0.22)		0.00	‡		36.46		26.19		151,610		0.89	++		0.80	++		87
2006		(0.20)		0.00	‡		29.09		14.27		118,005		0.90			0.74			66
2005		(0.09)		—			25.65		21.86		128,084		0.87			0.49			72

U.S. Small Cap Value Portfolio (Commencement of Class I Operations 7/01/86)
2009	$		$			$		$		$		$			$			$
2008		(3.24)		0.00	‡		21.19		(14.34)		651,226		0.80	++++		0.28	++++		56
2007		(2.98)		0.00	‡		28.19		19.74		810,194		0.84	++++		0.23	++++		46
2006		(1.32)		0.00	‡		26.22		13.42		716,208		0.81			0.35			51
2005		(2.08)		—			24.41		19.83		355,671		0.82			1.29			61

Value Portfolio (Commencement of Class I Operations 11/05/84)
2009	$		$			$		$		$		$			$			$
2008		(1.41)		0.00	‡		13.12		(22.51)^^		80,633		0.65	+++		2.09	+++		13
2007		(2.16)		0.00	‡		18.46		10.95		285,533		0.63	+++		1.90	+++		28
2006		(1.70)		0.00	‡		18.67		14.68		307,331		0.65			2.07			26
2005		(0.28)		—			17.89		10.55		293,426		0.60			1.88			38

31

Investment Class

	Net Asset Value Beginning of Period		Net Investment Income†			Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Dividend Distributions (net investment income)		Capital Gain Distributions (realized net gains)

U.S. Mid Cap Value Portfolio (Commencement of Investment Class Operations 5/10/96)
2009	$		$			$		$		$		$
2008		36.27		0.24			(7.50)		(7.26)		(0.24)		—
2007		28.94		0.22			7.27		7.49		(0.16)		—
2006		25.51		0.13			3.46		3.59		(0.16)		—
2005		21.00		0.08			4.47		4.55		(0.04)		—

Class P

	Net Asset Value Beginning of Period		Net Investment Income†			Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Dividend Distributions (net investment income)		Capital Gain Distributions (realized net gains)

U.S. Mid Cap Value Portfolio (Commencement of Class P Operations 7/17/98)
2009	$		$			$		$		$		$
2008		36.26		0.20			(7.61)		(7.41)		(0.20)		—
2007		28.94		0.19			7.28		7.47		(0.15)		—
2006		25.48		0.13			3.43		3.56		(0.10)		—
2005		20.99		0.04			4.47		4.51		(0.02)		—

U.S. Small Cap Value Portfolio (Commencement of Class P Operations 1/22/99)
2009	$		$			$		$		$		$
2008		28.03		0.01			(3.81)		(3.80)		0.00 ‡		(3.18)
2007		26.09		0.00	‡		4.86		4.86		(0.02)		(2.90)
2006		24.29		0.02			3.04		3.06		(0.11)		(1.15)
2005		22.20		0.24			3.92		4.16		—		(2.07)

Value Portfolio (Commencement of Class P Operations 7/17/96)
2009	$		$			$		$		$		$
2008		18.43		0.29	^^		(4.24)		(3.95)		(0.31)		(1.06)
2007		18.64		0.31			1.60		1.91		(0.33)		(1.79)
2006		17.86		0.33			2.10		2.43		(0.33)		(1.32)
2005		16.42		0.29			1.38		1.67		(0.23)		—

32

U.S. Equity Portfolios Prospectus

January 29, 2010

	Total Distributions		Redemption fees			Net Asset Value End of Period		Total Return+		Net Assets End of Period (thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

U.S. Mid Cap Value Portfolio (Commencement of Investment Class Operations 5/10/96)
2009	$		$			$			%	$		%		%		%
2008		(0.24)		0.00	‡		28.77	(20.18)		4,080	1.03	++	0.73	++	64
2007		(0.16)		0.00	‡		36.27	26.01		3,649	1.04	++	0.66	++	87
2006		(0.16)		0.00	‡		28.94	14.10		2,588	1.05		0.50		66
2005		(0.04)		—			25.51	21.67		5,611	1.02		0.33		72

	Total Distributions		Redemption fees			Net Asset Value End of Period		Total Return+		Net Assets End of Period (thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

U.S. Mid Cap Value Portfolio (Commencement of Class P Operations 7/17/98)
2009	$		$			$			%	$		%		%		%
2008		(0.20)		0.00	‡		28.65	(20.29)		23,190	1.15	++	0.61	++	64
2007		(0.15)		0.00	‡		36.26	25.87		17,661	1.14	++	0.56	++	87
2006		(0.10)		0.00	‡		28.94	14.02		13,144	1.15		0.48		66
2005		(0.02)		—			25.48	21.52		25,943	1.12		0.18		72

U.S. Small Cap Value Portfolio (Commencement of Class P Operations 1/22/99)
2009	$		$			$			%	$		%		%		%
2008		(3.18)		0.00	‡		21.05	(14.58)		70,699	1.05	#++++	0.02	#++++	56
2007		(2.92)		0.00	‡		28.03	19.45		59,519	1.09	++++	(0.01	)++++	46
2006		(1.26)		0.00	‡		26.09	13.13		26,428	1.06		0.08		51
2005		(2.07)		—			24.29	19.49		25,860	1.07		1.06		61

Value Portfolio (Commencement of Class P Operations 7/17/96)
2009	$		$			$			%	$		%		%		%
2008		(1.37)		0.00	‡		13.11	(22.65	)^^	103,097	0.90	#+++	1.88	#+++	13
2007		(2.12)		0.00	‡		18.43	10.69		199,754	0.88	+++	1.65	+++	28
2006		(1.65)		0.00	‡		18.64	14.38		187,718	0.87		1.84		26
2005		(0.23)		—			17.86	10.24		1,113,274	0.85		1.63		38

33

        Class I

        Notes to the Financial Highlights

#

For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets, including these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007	2006	2005
U.S. Mid Cap Value		0.89	%++	N/A	N/A	N/A

	Ratio of Net Investment Income (Loss) to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007	2006	2005
U.S. Mid Cap Value		0.84	%++	N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.

‡	Amount is less than $0.005 per share.

+	Calculated based on the net asset value as of the last business day of the period.

++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds –Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.

+++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds –Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.

++++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds –Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01% and less than 0.005% for the years ended September 30, 2008 and September 30, 2007, respectively.

^

During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on total returns.

^^

During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and an impact of 0.02% on total returns.

^^^

The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments in violation of restrictions. The impact of this reimbursement is not reflected in the total return shown above. With this reimbursement, the total return would have been 7.09%.

        Investment Class

        Notes to the Financial Highlights

†	Per share amount is based on average shares outstanding.

‡	Amount is less than $0.005 per share.

+	Calculated based on the net asset value as of the last business day of the period.

++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds –Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.

34

U.S. Equity Portfolios Prospectus

January 29, 2010

        Class P

        Notes to the Financial Highlights

#

For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets, including these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007	2006	2005
U.S. Small Cap Value		1.06	++++	N/A	N/A	N/A

Value		0.91	+++	N/A	N/A	N/A

	Ratio of Net Investment Income (Loss) to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007	2006	2005
U.S. Small Cap Value		0.02	++++	N/A	N/A	N/A

Value		1.87	+++	N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.

‡	Amount is less than $0.005 per share.

+	Calculated based on the net asset value as of the last business day of the period.

++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.

+++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.

++++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01% and less than 0.005% for the years ended September 30, 2008 and September 30, 2007, respectively.

^

During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on total returns.

^^

During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.01 on net investment income per share and an impact of 0.02% on total returns.

^^^

The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments in violation of restrictions. The impact of this reimbursement is not reflected in the total return shown above. With this reimbursement, the total return would have been 6.84%.

35

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36

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37

Where to Find Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated January 29, 2010, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semi-Annual Reports to Shareholders (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports,

may be obtained from the Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-03980.

Morgan Stanley Institutional Fund Trust
c/o Morgan Stanley Services Company Inc.
P.O, Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
1-800-354-7786.

Prices and Investment Results are available at
www.morganstanley.com/im.

IFTEQPRO 01/10

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Share Class and Ticker Symbol

Fixed Income Portfolios	Class I	Investment Class	Class P	Class H	Class L

Core Fixed Income Portfolio	MPSFX	—	MDIAX	—	—
Core Plus Fixed Income Portfolio	MPFIX	MAFIX	MFXAX	—	—
Intermediate Duration Portfolio	MAIDX	MDFIX	—	—	—
International Fixed Income Portfolio	MPIFX	—	MITAX	MSIHX	MIFLX
Investment Grade Fixed Income Portfolio	MPFDX	—	MIGAX	MSGHX	MGILX
Limited Duration Portfolio	MPLDX	—	MLDAX	—	—
Long Duration Fixed Income Portfolio	MSFIX	—	MSFVX	—	—
Municipal Portfolio	MPMFX	—	MSMPX	MSMHX	MIMLX

Prospectus

January 29, 2010

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fixed Income Portfolios Prospectus

January 29, 2010

Portfolio Summary

Core Fixed Income Portfolio

Objective

The Core Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I		Investment Class^		Class P

Advisory Fee	0.375%		0.375%		0.375%

Distribution and/or Service (12b-1) Fee	None		None		0.25%

Shareholder Servicing Fee	None		0.15%		None

Other Expenses†	[ ]	%††	[ ]	%††	[ ]	%††

Total Annual Portfolio Operating Expenses	[ ]	%*	[ ]	%‡‡	[ ]	%*

Fee Waiver and/or Expense Reimbursement	[ ]	%*	[ ]	%‡‡	[ ]	%*

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]	%*	[ ]	%‡‡	[ ]	%*

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years

Class I	$[ ]	$[ ]	$[ ]	$[ ]

Investment Class^‡	$[ ]	$[ ]	$[ ]	$[ ]

Class P	$[ ]	$[ ]	$[ ]	$[ ]

^	Only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.
†	Other Expenses includes sub-transfer agency fees that are incurred on a class-by-class basis.
††

The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended September 30, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended September 30, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

*

The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio for one year so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as interest expense on borrowing), will not exceed 0.50% for Class I shares and 0.75% for Class P shares.

‡‡

As of the date of this Prospectus, the Investment Class of the Portfolio is not operational. Other Expenses are based on estimated amounts. The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio for one year so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.50% for the Portfolio.

‡

As of the date of this Prospectus, the Investment Class of shares of the Portfolio is not operational. The rate shown is that of the Portfolio’s Class I and includes the 0.15% shareholder servicing fee applicable to the Investment Class.

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated fixed income securities, particularly U.S. government, corporate and mortgage securities and will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio invests in securities that carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the Adviser at the time of purchase.

The Adviser employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities. The Adviser relies upon value measures to guide its decisions regarding sector and security selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk and prepayment risk.

morganstanley.com/im | 1

The Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Portfolio may also invest in U.S. dollar-denominated securities of foreign issuers, including issuers located in emerging market or developing countries. [CONFIRM.]

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, collateralized mortgage obligations (“CMOs”), inverse floaters, and other related instruments and techniques. [The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.]

Derivative instruments used by the Portfolio will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

• Mortgage Securities. Investments in mortgage securities are subject to prepayment risk—the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio’s return. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value (“NAV”).

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. [In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments.]

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year-to-year and by showing how the Portfolio’s average annual returns for the past 1, 5 and 10 year periods and since inception compare with those of indices of similar securities, over time. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

The bar chart shows the performance of the Portfolio’s Class I shares year-by-year and best and worst performance for a quarter; the performance of the other Classes will differ because the Classes have different ongoing fees.

High Quarter	[ ]/[ ]/[ ]	[ ]%

Low Quarter	[ ]/[ ]/[ ]	[ ]%

2

Average Annual Total Returns
(as of 12/31/09)
	Past One Year	Past Five Years	Past Ten Years	Since Inception

Class I1—Return before Taxes	%	%	%	%

Class I—Return after Taxes on Distributions	%	%	%	%

Class I—Return after Taxes on Distributions and Sale of Fund Shares	%	%	%	%

Investment Class[1,2]— Return before Taxes	—	—	—	—

Class P1—Return before Taxes	%	%	—%

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)[3]	%	%	%	%[5]

Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for taxes)[4]	%	%	%	—[5]

[1]	Class I commenced operations on September 29, 1987. Investment Class has not commenced operations as of December 31, 2009. Class P commenced operations on March 1, 1999.
[2]

The Investment Class has not commenced operations as of December 31, 2009 and therefore does not have return information to report. Return information for the Portfolio’s Investment Class shares will be shown in the Average Annual Total Returns Table in future prospectuses offering the Portfolio’s Investment Class shares after the Portfolio’s Investment Class shares have return information to report. The Investment Class shares would have had similar annual returns to the returns for Class I, but returns for the Investment Class would generally have been lower as expenses of this class are higher.

[3]

The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

[4]

The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Investment Grade Debt Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently 30 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Intermediate Investment Grade Debt Funds classification. Since Inception return information is not available for this Index.

[5]	Since Inception reflects the inception date of Class I.

The after-tax returns shown in the table above are only for the Portfolio’s Class I shares and are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio’s other Class will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Taxable Fixed Income team manages the Portfolio. Information about the current members of the Taxable Fixed Income team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio

W. David Armstrong	Managing Director	January 2001

Jaidip Singh	Executive Director	January 2001

Sanjay Verma	Managing Director	January 2008

Purchase and Sale of Fund Shares

The Portfolio offers investors three Classes of shares: Class I, Investment Class and Class P. The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for each of Investment Class shares and Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares—Share Class Arrangements” and “—Other Purchase Information” sections beginning on pages 50 and 51, respectively, of this Prospectus.

Fund shares will be sold at the NAV next determined after we receive your redemption request.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Fund Trust (the “Fund”) or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent at 1-800-548-7786. You may sell Fund shares, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to JPMorgan Chase Bank, N.A. (the “Custodian”). For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares” and “Redeeming Shares” sections beginning on pages 50 and 54, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

morganstanley.com/im | 3

Portfolio Summary

Core Plus Fixed Income Portfolio

Objective

The Core Plus Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investment
	Class I		Class^	Class P

Advisory Fee	0.332%		0.332%	0.332%

Distribution and/or Service (12b-1) Fee	None		None	0.25%

Shareholder Servicing Fee	None		0.15%	None

Other Expenses†	[ ]	%††	[ ] %††	[ ] %††

Total Annual Portfolio Operating Expenses	[ ]	%	[ ] %	[ ] %

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years

Class I	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Investment Class^	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Class P	$ [ ]	$ [ ]	$ [ ]	$ [ ]

^	Only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.
†	Other Expenses includes sub-transfer agency fees that are incurred on a class-by-class basis.
††

The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended September 30, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended September 30, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired

Funds and with other events that directly affect the expenses of the Acquired Funds.

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities and will ordinarily seek to maintain an average weighted maturity between five and ten years.

The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations.

The Portfolio may invest opportunistically in high yield securities (commonly referred to as “junk bonds”). The Portfolio may also invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

The Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of

4

derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, collateralized mortgage obligations (“CMOs”), inverse floaters, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

• High Yield Securities. The Portfolio’s investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

• Mortgage Securities. Investments in mortgage securities are subject to prepayment risk—the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio’s return. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value (“NAV”).

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year-to-year and by showing how the Portfolio’s average annual returns for the past 1, 5 and 10 year periods and since inception compare with those of indices of similar securities, over time. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

The bar chart shows the performance of the Portfolio’s Class I shares year-by-year and best and worst performance for a quarter; the performance of the other Classes will differ because the Classes have different ongoing fees.

High Quarter	[ ]/[ ]/[ ]	[ ]%

Low Quarter	[ ]/[ ]/[ ]	[ ]%

morganstanley.com/im   |   5

Average Annual Total Returns
(as of 12/31/09)
	Past One Year	Past Five Years	Past Ten Years	Since Inception

Class I1—Return before Taxes	%	%	%		%

Class I—Return after Taxes on Distributions	%	%	%		%

Class I—Return after Taxes on Distributions and Sale of Fund Shares	%	%	%		%

Investment Class[1]—Return before Taxes	%	%	%		%

Class P1—Return before Taxes	%	%	%		%

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)[2]	%	%	%		%[4]

Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for taxes)[3]	%	%	%	—	[4]

[1]	Class I commenced operations on November 14, 1984. Investment Class commenced operations on October 15, 1996. Class P commenced operations on November 7, 1996.
[2]

The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

[3]

The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Investment Grade Debt Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently 30 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Intermediate Investment Grade Debt Funds classification. Since Inception return information is not available for this Index.

[4]	Since Inception reflects the inception date of Class I.

The after-tax returns shown in the table above are only for the Portfolio’s Class I shares and are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio’s other Class will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Taxable Fixed Income team manages the Portfolio. Information about the current members of the Taxable Fixed Income team jointly and primarily responsible for the day-today management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio

W. David Armstrong	Managing Director	September 2000

Sanjay Verma	Managing Director	August 2008

Purchase and Sale of Fund Shares

The Portfolio offers investors three Classes of shares: Class I, Investment Class and Class P. The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for each of Investment Class shares and Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares—Share Class Arrangements” and ”—Other Purchase Information” sections beginning on pages 50 and 51, respectively, of this Prospectus.

Fund shares will be sold at the NAV next determined after we receive your redemption request.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Fund Trust (the “Fund”) or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide the completed Account Registration Form to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent at 1-800-548-7786. You may sell Fund shares, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to JPMorgan Chase Bank, N.A. (the “Custodian”). For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares” and “Redeeming Shares” sections beginning on pages 50 and 54, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial
Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

6

Portfolio Summary

Intermediate Duration Portfolio

Objective

The Intermediate Duration Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investment
	Class I			Class^			Class P

Advisory Fee	0.375%			0.375%			0.375%

Distribution and/or Service (12b-1) Fee	None			None			0.25%

Shareholder Servicing Fee	None			0.15%			None

Other Expenses†	[ ]	%		[ ]	%		[ ]	%

Acquired Fund Fees & Expenses	[ ]	%	††	[ ]	%	††	[ ]	%	††

Total Annual Portfolio Operating Expenses	[ ]	%		[ ]	%		[ ]	%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years

Class I	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Investment Class^	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Class P‡‡	$ [ ]	$ [ ]	$ [ ]	$ [ ]

^	Only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.
‡	As of the date of this Prospectus, Class P of the Portfolio is not operational. Other Expenses are based on estimated amounts.
‡‡

As of the date of this Prospectus, Class P of the Intermediate Duration Portfolio is not operational. The rate shown is that of the Portfolio’s Class I and includes the 0.25% distribution and/or service fee applicable to Class P.

†	Other Expenses includes sub-transfer agency fees that are incurred on a class-by-class basis.
††

The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. “Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actu-

al total operating expenses of the Acquired Fund (including any current waivers and expense limitations) for the fiscal year ended September 30, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated U.S. government securities, investment grade corporate bonds, and mortgage securities and will ordinarily seek to maintain an average duration between two and five years.

The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar-denominated issues. The Portfolio seeks value in the fixed income market with only a moderate sensitivity to changes in interest rates. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations.

The Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Portfolio may also invest in U.S. dollar-denominated securities of foreign issuers, including issuers located in emerging market or developing countries. [CONFIRM.]

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of

morganstanley.com/im | 7

derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, collateralized mortgage obligations (“CMOs”), inverse floaters, and other related instruments and techniques. [The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.]

Derivative instruments used by the Portfolio will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

• Mortgage Securities. Investments in mortgage securities are subject to prepayment risk—the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio’s return. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value (“NAV”).

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. [In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments.]

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year-to-year and by showing how the Portfolio’s average annual returns for the past 1, 5 and 10 year periods and since inception compare with those of indices of similar securities, over time. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

The bar chart shows the performance of the Portfolio’s Class I shares year-by-year and best and worst performance for a quarter; the performance of the other Classes will differ because the Classes have different ongoing fees.

High Quarter	[ ]/[ ]/[ ]	[ ]%

Low Quarter	[ ]/[ ]/[ ]	[ ]%

Average Annual Total Returns
(as of 12/31/09)
	Past One Year	Past Five Years	Past Ten Years	Since Inception

Class I1—Return before Taxes	%	%	%	%

Class I—Return after Taxes on Distributions	%	%	%	%

Class I—Return after Taxes on Distributions and Sale of Fund Shares	%	%	%	%

Investment Class[1]—Return before Taxes	%	%	—%

Class P1,2—Return before Taxes	—	—	—	—

Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)[3]	%	%	%	%[5]

Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for taxes)[4]	%	%	%	%[5]

8

[1]	Class I commenced operations on October 3, 1994. Investment Class commenced operations on August 16, 1999. Class P has not commenced operations as of December 31, 2009.
[2]

Class P was not operational as of December 31, 2009 and therefore does not have return information to report. Return information for the Portfolio’s Class P shares will be shown in the Average Annual Total Returns Table in future prospectuses offering the Portfolio’s Class P shares after the Portfolio’s Class P shares have return information to report. Class P shares would have had similar annual returns to the returns for Class I, but returns for Class P would generally have been lower as expenses of this class are higher.

[3]

The Barclays Capital Intermediate U.S. Government/Credit Index is a fixed income market capitalization-weighted index of investment-grade (BBB-/Baa3) or higher publicly-traded fixed-rate U.S. government, U.S. agency, and corporate issues with remaining maturities of at least one year and not longer than ten years. To be included in the Index, bonds must have an outstanding par value of at least $250 million. Non-dollar denominated and convertible bonds are excluded from the Index. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

[4]

The Lipper Short-Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short-Intermediate Investment Grade Debt Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently 30 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Short-Intermediate Investment Grade Debt Funds classification.

[5]	Since Inception reflects the inception date of Class I.

The after-tax returns shown in the table above are only for the Portfolio’s Class I shares and are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio’s other Class will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Taxable Fixed Income team manages the Portfolio. Information about the current members of the Taxable Fixed Income team jointly and primarily responsible for the day-today management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio

W. David Armstrong	Managing Director	April 2002

Jaidip Singh	Executive Director	January 2008

Sanjay Verma	Managing Director	August 2008

Purchase and Sale of Fund Shares

The Portfolio offers investors three Classes of shares: Class I, Investment Class and Class P. The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for each of Investment Class shares and Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares—Share Class

Arrangements” and “—Other Purchase Information” sections beginning on pages 50 and 51, respectively, of this Prospectus.

Fund shares will be sold at the NAV next determined after we receive your redemption request.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Fund Trust (the “Fund”) or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide the completed Account Registration Form to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent at 1-800-548-7786. You may sell Fund shares, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to JPMorgan Chase Bank, N.A. (the “Custodian”). For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares” and “Redeeming Shares” sections beginning on pages 50 and 54, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial
Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

morganstanley.com/im | 9

Portfolio Summary

International Fixed Income Portfolio

Objective

The International Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

	Class I	Class P	Class H	Class L

Maximum sales charge (load) imposed on purchases‡	None	None	3.50%	None

Redemption Fees*	2.00%	2.00%	2.00%	2.00%

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P	Class H	Class L

Advisory Fee	0.375%	0.375%	0.375%	0.375%

Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	0.50%

Other Expenses†	[ ]%	[ ]%	[ ]%	[ ]%

Total Annual Portfolio Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years

Class I	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Class P	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Class H††	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Class L	$ [ ]	$ [ ]	$ [ ]	$ [ ]

*

Payable to the Portfolio on shares redeemed within 30 days of purchase. See “Redeeming Shares” and “General Shareholder Information” for more information on redemption fees. Redemption fees are a percentage of the amount redeemed.

‡	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See “Purchasing Class H Shares.”

†	Other Expenses includes sub-transfer agency fees that are incurred on a class-by-class basis.
††	The figures shown reflect the maximum sales charge of 3.50% applicable to purchases of Class H shares. See “Purchasing Class H Shares” for more information.

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in investment grade fixed income securities of government and corporate issuers in countries other than the United States, including securities of issuers located in emerging market or developing countries, and, including, to a limited degree, high yield securities (commonly referred to as “junk bonds”). The Portfolio will ordinarily seek to maintain an average duration between two and five years although there is no minimum or maximum maturity for any individual security. The securities held by the Portfolio ordinarily will be denominated in foreign currencies.

The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., employs a value approach toward fixed income investing and evaluates the relative attractiveness of foreign government, corporate, asset-backed and mortgage securities (including collateralized mortgage obligations (“CMOs”)). The Adviser relies upon value measures, particularly the relative attractiveness of securities issued by foreign governments, against those of corporations and other private entities. The Adviser also measures various types of risk, by monitoring interest rates, the shape of the yield curve, credit risk, country risk and currency valuations.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CMOs, asset backed securities, inverse floaters, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

10

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments.

• High Yield Securities. The Portfolio’s investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

• Asset-Backed and Mortgage Securities. Investments in asset-backed and mortgage securities are subject to risk that changes in interest rates and other factors may affect the prepayment of the receivable, mortgage, loan or other assets underlying the security, which may adversely affect the Portfolio’s return. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value (“NAV”).

• Non-Diversified Portfolio. The Portfolio is non-diversified and therefore may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio’s overall value to decline to a greater degree.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year-to-year and by showing how the Portfolio’s average annual returns for the past 1, 5 and 10 year periods and since inception compare with those of indices of similar securities, over time. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

The bar chart shows the performance of the Portfolio’s Class I shares year-by-year and best and worst performance for a quarter; the performance of the other Classes will differ because the Classes have different ongoing fees.

High Quarter	[ ]/[ ]/[ ]	[ ]%

Low Quarter	[ ]/[ ]/[ ]	[ ]%

morganstanley.com/im | 11

Average Annual Total Returns
(as of 12/31/09)

	Past One Year	Past Five Years		Past Ten Years	Since Inception

Class I1—Return before Taxes	%	%		%	%

Class I—Return after Taxes on Distributions	%	%		%	%

Class I—Return after Taxes on Distributions and Sale of Fund Shares	%	%		%	%

Class P1—Return before Taxes	%	—		—%

Class H1—Return before Taxes	—	—		—	—

Class L1—Return before Taxes	—	—		—	—

Blended Barclays Capital Global Aggregate Bond ex-U.S. Index[2,4]	%	%		%	%

Citigroup World Government Bond Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)[3,4]	%		%	%	%	[6]

Lipper International Income Funds Index (reflects no deduction for taxes)[5]	%		%	%	%	[6]

[1]	Class I commenced operations on April 29, 1994. Class P commenced operations on September 28, 2007. Class H commenced operations on January 2, 2008. Class L commenced operations on June 16, 2008.
[2]

The Blended Barclays Capital Global Aggregate Bond ex-U.S. Index is comprised of 50% the Barclays Capital Global Aggregate Bond ex-U.S. Index, Unhedged and 50% the Barclays Capital Global Aggregate Bond ex-U.S. Index, Hedge to the U.S. dollar. The Barclays Capital Global Aggregate Bond Index is an unmanaged, broad-based measure of the global investement-grade fixed-rate debt markets.

[3]

The Citigroup World Government Bond Ex-U.S. Index is a market-capitalization weighted benchmark that tracks the performance of the 20 government bonds markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Issuers must carry an investment grade (BBB-/Baa3) or higher credit rating to remain eligible for inclusion.

[4]

An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

[5]

The Lipper International Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Income Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently [10] funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper International Income Funds classification.

[6]	Since Inception reflects the inception date of Class I.

The after-tax returns shown in the table above are only for the Portfolio’s Class I shares and are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio’s other Class will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Global Fixed Income team manages the Portfolio. Information about the current members of the Global Fixed Income team jointly and primarily responsible for the day-today management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio

Michael B. Kushma	Managing Director	September 1996

Christian G. Roth	Managing Director	July 1999

Jaidip Singh	Executive Director	September 2006

Purchase and Sale of Fund Shares

The Portfolio offers investors four Classes of shares: Class I, Class P, Class L and Class H. The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares—Share Class Arrangements,” “—Other Purchase Information” and “Purchasing Class H Shares” sections beginning on pages 50, 51 and 52, respectively, of this Prospectus.

Class I, Class P, Class H and Class L shares of the Portfolio will be sold at the NAV next determined after we receive your redemption request.

Class I, Class P and Class L shares may be purchased or sold directly through Morgan Stanley Institutional Fund Trust (the “Fund”) or by contacting your financial intermediary. To purchase and sell Class I, Class P and Class L shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent at 1-800-548-7786. You may sell Class I, Class P and Class L shares, if authorized, by calling the telephone number listed above. You may also purchase Class I, Class P and Class L shares by wiring Federal Funds to JPMorgan Chase Bank, N.A. (the “Custodian”). For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares” and “Redeeming Shares” sections beginning on pages 50 and 54, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

12

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), which may be affiliated or unaffiliated with the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

morganstanley.com/im | 13

Portfolio Summary

Investment Grade Fixed Income Portfolio

Objective

The Investment Grade Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

	Class I	Class P	Class H	Class L

Maximum sales charge (load) imposed on purchases*	None	None	3.50%	None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class P	Class H	Class L

Advisory Fee	0.375%		0.375%	0.375%	0.375%

Distribution and/or Service (12b-1) Fee	None		0.25%	0.25%	0.50%

Shareholder Servicing Fee	None		None	None	None

Other Expenses†	[ ]	%††	[ ] %††	[ ] %††	[ ] %††

Total Annual Portfolio Operating Expenses	[ ]	%	[ ] %	[ ] %	[ ] %

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year		3 Years		5 Years		10 Years

Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class H	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class L	$	[ ]	$	[ ]	$	[ ]	$	[ ]

*	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See “Purchasing Class H Shares.”
†	Other Expenses includes sub-transfer agency fees that are incurred on a class-by-class basis.
††

The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the

Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended September 30, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended September 30, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in investment grade fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated fixed income securities, particularly U.S. government, corporate and mortgage securities and will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio invests exclusively in securities that carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., at the time of purchase.

The Adviser employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations.

The Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Portfolio may also invest in U.S. dollar-denominated securities of foreign issuers, including issuers located in emerging market or developing countries. [CONFIRM.]

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of

14

derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, collateralized mortgage obligations (“CMOs“), inverse floaters, and other related instruments and techniques. [The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.]

Derivative instruments used by the Portfolio will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

• Mortgage Securities. Investments in mortgage securities are subject to prepayment risk—the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio’s return. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value (“NAV”).

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. [In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments.]

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year-to-year and by showing how the Portfolio’s average annual returns for the past 1, 5 and 10 year periods and since inception compare with those of indices of similar securities, over time. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

The bar chart shows the performance of the Portfolio’s Class I shares year-by-year and best and worst performance for a quarter; the performance of the other Classes will differ because the Classes have different ongoing fees.

High Quarter	[ ]/[ ]/[ ] [ ]%

Low Quarter	[ ]/[ ]/[ ] [ ]%

Average Annual Total Returns
(as of 12/31/09)

	Past One Year	Past Five Years	Past Ten Years	Since Inception

Class I1—Return before Taxes	%	%	%	%

Class I—Return after Taxes on Distributions	%	%	%	%

Class I—Return after Taxes on Distributions and Sale of Fund Shares	%	%	%	%

Class P1—Return before Taxes	%	%	—%

Class H1—Return before Taxes	—	—	—	—

Class L1—Return before Taxes	—	—	—	—

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)[2]	%	%	%	%[4]

Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for taxes)[3]	%	%	%	%[4]

[1]	Class I commenced operations on August 31, 1990. Class P commenced operations on May 20, 2002. Class H commenced operations on January 2, 2008. Class L commenced operations on June 16, 2008.
[2]

The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. This Index was formerly named the Lehman Brothers U.S. Aggregate Index. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

morganstanley.com/im  |  15

[3]

The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Investment Grade Debt Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently [30] funds represented in this index. As of the date of this Prospectus, the Portfolio is in the Lipper Intermediate Investment Grade Debt Funds classification.

[4]	Since Inception reflects the inception date of Class I.

The after-tax returns shown in the table above are only for the Portfolio’s Class I shares and are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio’s other Class will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Taxable Fixed Income team manages the Portfolio. Information about the current members of the Taxable Fixed Income team jointly and primarily responsible for the day-today management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio

W. David Armstrong	Managing Director	November 2001

Jaidip Singh	Executive Director	January 2008

Sanjay Verma	Managing Director	August 2008

Purchase and Sale of Fund Shares

The Portfolio offers investors four Classes of shares: Class I, Class P, Class L and Class H. The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares—Share Class Arrangements,” “—Other Purchase Information” and “Purchasing Class H Shares” sections beginning on pages 50, 51 and 52, respectively, of this Prospectus.

Class I, Class P, Class H and Class L shares of the Portfolio will be sold at the NAV next determined after we receive your redemption request.

Class I, Class P and Class L shares may be purchased or sold directly through Morgan Stanley Institutional Fund Trust (the “Fund”) or by contacting your financial intermediary. To purchase and sell Class I, Class P and Class L shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent at 1-800-548-

7786. You may sell Class I, Class P and Class L shares, if authorized, by calling the telephone number listed above. You may also purchase Class I, Class P and Class L shares by wiring Federal Funds to JPMorgan Chase Bank, N.A. (the “Custodian”). For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares” and “Redeeming Shares” sections beginning on pages 50 and 54, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

16

Portfolio Summary

Limited Duration Portfolio

Objective

The Limited Duration Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class P

Advisory Fee	0.300%		0.300%

Distribution and/or Service (12b-1) Fee	None		0.25%

Other Expenses†	[ ]	%††	[ ] %††

Total Annual Portfolio Operating Expenses	[ ]	%	[ ] %

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year		3 Years		5 Years		10 Years

Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P	$	[ ]	$	[ ]	$	[ ]	$	[ ]

†	Other Expenses includes sub-transfer agency fees that are incurred on a class-by-class basis.
††

The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended September 30, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended September 30, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. The Portfolio invests primarily in U.S. government securities, investment grade corporate bonds and mortgage securities. The Portfolio will ordinarily seek to maintain an average duration similar to that of the Citigroup 1-3 Year Treasury/Government Sponsored Index, which generally ranges between zero and three years.

The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., employs a value approach toward fixed income investing and makes securities and sector decisions based on the anticipated tradeoff between long-run expected return and risk. The Portfolio seeks value in the fixed income market with only a limited sensitivity to changes in interest rates. The Adviser relies upon value measures such as the level of real interest rates, yield curve slopes and credit-adjusted spreads to guide its decisions regarding interest rate, country, sector and security exposure. A team of portfolio managers implements strategies based on these types of value measures. Certain team members focus on specific bonds within each sector. Others seek to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio’s objective.

The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, collateralized mortgage obligations (“CMOs”), asset backed securities, inverse floaters, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

morganstanley.com/im  |  17

Derivative instruments used by the Portfolio will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

• Mortgage Securities. Investments in mortgage securities are subject to prepayment risk—the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio’s return. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value (“NAV”).

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year-to-year and by showing how the Portfolio’s average annual returns for the past 1, 5 and 10 year periods and since inception compare with those of indices of similar securities, over time. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

The bar chart shows the performance of the Portfolio’s Class I shares year-by-year and best and worst performance for a quarter; the performance of the other Class will differ because the Classes have different ongoing fees.

High Quarter	[ ]/[ ]/[ ] [ ]%

Low Quarter	[ ]/[ ]/[ ] [ ]%

Average Annual Total Returns
(as of 12/31/09)

	Past One Year		Past Five Years		Past Ten Years		Since Inception

Class I1—Return before Taxes		%		%		%		%

Class I—Return after Taxes on Distributions		%		%		%		%

Class I—Return after Taxes on Distributions and Sale of Fund Shares		%		%		%		%

Class P1—Return before Taxes		%	—		—			%

Citigroup 1-3 Year Treasury/Government Sponsored Index (reflects no deduction for fees, expenses or taxes)[2]		%		%		%		%[4]

Lipper Short Investment Grade Debt Funds Index (reflects no deduction for taxes)[3]		%		%		%		%[4]

[1]	Class I commenced operations on March 31, 1992. Class P commenced operations on September 28, 2007.
[2]

The Citigroup 1-3 Year Treasury/Government Sponsored Index is a fixed income market-value weighted index that includes all U.S. Treasury and U.S. agency securities with remaining maturities of at least one year and not longer than three years. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

18

[3]

The Lipper Short Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Investment Grade Debt Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently 30 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Short Investment Grade Debt Funds classification.

[4]	Since Inception reflects the inception date of Class I.

The after-tax returns shown in the table above are only for the Portfolio’s Class I shares and are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio’s other Class will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Taxable Fixed Income team manages the Portfolio. Information about the current members of the Taxable Fixed Income team jointly and primarily responsible for the day-today management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio

Virginia Keehan	Vice President	November 2008

Joseph Mehlman	Executive Director	May 2008

Jaidip Singh	Executive Director	May 2008

Purchase and Sale of Fund Shares

The Portfolio offers investors two Classes of shares: Classes I and P. The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares—Share Class Arrangements” and “—Other Purchase Information” sections beginning on pages 50 and 51, respectively, of this Prospectus.

Fund shares will be sold at the NAV next determined after we receive your redemption request.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Fund Trust (the “Fund”) or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent at 1-800-548-7786. You may sell Fund shares, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to JPMorgan Chase Bank, N.A. (the “Custodian”).

For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares” and “Redeeming Shares” sections beginning on pages 50 and 54, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

morganstanley.com/im  |  19

Portfolio Summary

Long Duration Fixed Income Portfolio

Objective

The Long Duration Fixed Income Portfolio seeks an above-average total return over a market cycle of three to five years.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I			Class P

Advisory Fee	0.375%			0.375%

Distribution and/or Service (12b-1) Fee	None			0.25%

Other Expenses†	[ ]	%		[ ]	%

Acquired Fund Fees & Expenses	[ ]	%	††	[ ]	%	††

Total Annual Portfolio Operating Expenses	[ ]	%	*	[ ]	%	*

Fee Waiver and/or Expense Reimbursement	[ ]	%	*	[ ]	%	*

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]	%	*	[ ]	%	*

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years

Class I	$[ ]	$[ ]	$[ ]	$[ ]

Class P	$[ ]	$[ ]	$[ ]	$[ ]

†	Other Expenses includes sub-transfer agency fees that are incurred on a class-by-class basis.
††

The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. “Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Fund (including any current waivers and expense limitations) for the fiscal year ended September 30, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
*

The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio for one year so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as interest expense on borrowing), will not exceed 0.50% for Class I shares and 0.75% for Class P shares.

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities and will ordinarily seek to maintain an average weighted duration of approximately ten or more years. The Portfolio invests in securities that carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the Adviser at the time of purchase and the Portfolio may continue to hold such securities in the event they are downgraded to below investment grade.

The Adviser employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities. The Adviser relies upon value measures to guide its decisions regarding sector and security selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk and prepayment risk.

The Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, collateralized mortgage obligations

20

(“CMOs”), inverse floaters, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

• Mortgage Securities. Investments in mortgage securities are subject to prepayment risk—the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio’s return. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value (“NAV”).

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year-to-year and by showing how the Portfolio’s average annual returns for the past 1year period and since inception compare with those of indices of similar securities, over time. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns-Calendar Years

The bar chart shows the performance of the Portfolio’s Class I shares year-by-year and best and worst performance for a quarter; the performance of the other Class will differ because the Classes have different ongoing fees.

High Quarter	[ ]/[ ]/[ ]	[ ]	%

Low Quarter	[ ]/[ ]/[ ]	[ ]	%

Average Annual Total Returns (as of 12/31/09)
	Past One Year	Past Five Years	Past Ten Years	Since Inception

Class I1—Return before Taxes	%	—	—%

Class I—Return after Taxes on Distributions	%	—	—%

Class I—Return after Taxes on Distributions and Sale of Fund Shares	%	—	—%

Class P1—Return before Taxes	%	—	—%

Barclays Capital U.S. Long Government/Credit Index (reflects no deduction for fees, expenses or taxes)[2]	%	—	—%[4]

Lipper Corporate Debt Funds BBB-Rated Index (reflects no deduction for taxes)[3]	%	—	—%		[4]

[1]	Class I commenced operations on July 21, 2006. Class P commenced operations on July 21, 2006.
[2]

The Barclays Capital U.S. Long Government/Credit Index tracks the securities in the long maturity range of the Lehman Brothers U.S. Government/Credit Index which tracks investment-grade (BBB-/Baa3) or higher publicly traded fixed-rate U.S. government, U.S. agency and corporate issues. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

morganstanley.com/im | 21

[3]

The Lipper Corporate Debt Funds BBB-Rated Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Corporate Debt Funds BBB-Rated classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently [30] funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Corporate Debt Funds BBB-Rated classification.

[4]	Since Inception reflects the inception date of Class I and Class P.

The after-tax returns shown in the table above are only for the Portfolio’s Class I shares and are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio’s other Class will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Taxable Fixed Income team manages the Portfolio. Information about the current members of the Taxable Fixed Income team jointly and primarily responsible for the day-today management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio

W. David Armstrong	Managing Director	July 2006

Jaidip Singh	Executive Director	December 2007

Purchase and Sale of Fund Shares

The Portfolio offers investors two Classes of shares: Classes I and P. The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares—Share Class Arrangements” and “—Other Purchase Information” sections beginning on pages 50 and 51, respectively, of this Prospectus.

Fund shares will be sold at the NAV next determined after we receive your redemption request.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Fund Trust (the “Fund”) or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent at 1-800-548-7786. You may sell Fund shares, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to JPMorgan Chase Bank, N.A. (the “Custodian”). For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares” and “Redeeming Shares” sections beginning on pages 50 and 54, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

22

Portfolio Summary

Municipal Portfolio

Objective

The Municipal Portfolio seeks to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income that is exempt from federal income tax.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

	Class I	Class P	Class H	Class L

Maximum sales charge (load) imposed on purchases*	None	None	3.50%	None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class P		Class H		Class L

Advisory Fee	0.375%		0.375%		0.375%		0.375%

Distribution and/or Service (12b-1) Fee	None		0.25%		0.25%		0.50%

Other Expenses†	[ ]	%††	[ ]	%††	[ ]	%††	[ ]	%††

Total Annual Portfolio Operating Expenses	[ ]	%**	[ ]	%**	[ ]	%**	[ ]	%**

Fee Waiver and/or Expense Reimbursement	[ ]	%**	[ ]	%**	[ ]	%**	[ ]	%**

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]	%**	[ ]	%**	[ ]	%**	[ ]	%**

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years

Class I	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Class P	$ [ ]	$ [ ]	$ [ ]	$ [ ]

*	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See “Purchasing Class H Shares.”
†	Other Expenses includes sub-transfer agency fees that are incurred on a class-by-class basis.

††

The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended September 30, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended September 30, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**

The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio for one year so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as interest expense on borrowing), will not exceed 0.50% for Class I shares, 0.75% for Class P shares, 0.75% for Class H shares and 1.00% for Class L shares.

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the total income of the Portfolio will be exempt from federal income tax, not including the “alternative minimum tax.” The Portfolio invests primarily in fixed income securities issued by local, state and regional governments that provide income that is exempt from federal income taxes (municipal securities. The Portfolio will ordinarily seek to maintain an average weighted maturity of between five and ten years. The Portfolio may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable, as well as invest in high yield municipal securities (commonly referred to as “junk bonds”)

The Adviser employs a value approach toward fixed income investing and will vary the Portfolio’s average duration and maturity and the amount invested in particular types of securities based on the risks and rewards offered by different investments. The Adviser analyzes the credit risk, prepayment risk and call risk posed by specific securities considered for investment.

The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in

morganstanley.com/im | 23

U.S. dollars or in currencies other than U.S. dollars. The Portfolio may also invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, inverse floaters, and other related instruments and techniques.

Derivative instruments used by the Portfolio will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

• High Yield Securities. The Portfolio’s investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

• Municipal Obligations. Municipal obligations may be general obligations or revenue bonds. General obligation bonds are secured by the issuer’s full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source, and therefore involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

[• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments.]

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year-to-year and by showing how the Portfolio’s average annual returns for the past 1, 5 and 10 year periods and since inception compare with those of indices of similar securities, over time. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

The bar chart shows the performance of the Portfolio’s Class I shares year-by-year and best and worst performance for a quarter; the performance of the other Classes will differ because the Classes have different ongoing fees.

High Quarter	[ ]/[ ]/[ ]	[ ]%

Low Quarter	[ ]/[ ]/[ ]	[ ]%

24

Average Annual Total Returns
(as of 12/31/09)

	Past One Year	Past Five Years	Past Ten Years	Since Inception

Class I1—Return before Taxes	%	%	%	%

Class I—Return after Taxes on Distributions	%	%	%	%

Class I—Return after Taxes on Distributions and Sale of Fund Shares	%	%	%	%

Class P1—Return before Taxes	%	—	—%

Class H1—Return before Taxes	—	—	—	—

Class L1—Return before Taxes	—	—	—	—

Barclays Capital 5 Year Municipal Index (reflects no deduction for fees, expenses or taxes) [2,5]	%	%	%	%[6]

Barclays Capital 10 Year Municipal Index (reflects no deduction for fees, expenses or taxes)[3,5]	%	%	%	%[7]

Blended Municipal Index (reflects no deduction for fees, expenses or taxes)[4,5]	%	%	%	%[7]

Lipper Intermediate Municipal Debt Funds Index (reflects no deduction for taxes)[6]	%	%	%	%[7]

[1]	Class I commenced operations on October 1, 1992. Class P commenced operations on June 20, 2007. Class H commenced operations on January 2, 2008. Class L commenced operations on June 16, 2008.
[2]

The Barclays Capital 5 Year Municipal Index is a market capitalization-weighted index of investment-grade (BBB-/Baa3) or higher municipal bonds with maturities of four to six years. To be included in the index, bonds must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the Index.

[3]

The Barclays Capital 10 Year Municipal Index is a market capitalization-weighted index of investment-grade (BBB-/Baa3) or higher municipal bonds with maturities of eight to twelve years. To be included in the Index, bonds must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the Index.

[4]

The Blended Municipal Index is an unmanaged index comprised of the Barclays Capital Long Municipal Index from 10/1/92 to 3/31/96 and 50% Barclays Capital 10 Year Municipal Index and 50% Barclays Capital 5 Year Municipal Index thereafter.

[5]

An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

[6]

The Lipper Intermediate Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Municipal Debt Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently [30] funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Intermediate Municipal Debt Funds classification.

[7]	Since Inception reflects the inception date of Class I.

The after-tax returns shown in the table above are only for the Portfolio’s Class I shares and are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio’s other Class will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Taxable Fixed Income team manages the Portfolio. Information about the current member of the Taxable Fixed Income team primarily responsible for the day-today management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio

Neil Stone	Managing Director	November 1998

Purchase and Sale of Fund Shares

The Portfolio offers investors four Classes of shares: Class I, Class P, Class L and Class H. The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares—Share Class Arrangements,” “—Other Purchase Information” and “Purchasing Class H Shares” sections beginning on pages 50, 51 and 52, respectively, of this Prospectus.

Class I, Class P, Class H and Class L shares of the Portfolio will be sold at the NAV next determined after we receive your redemption request.

Class I, Class P and Class L shares may be purchased or sold directly through Morgan Stanley Institutional Fund Trust (the “Fund”) or by contacting your financial intermediary. To purchase and sell Class I, Class P and Class L shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent at 1-800-548-7786. You may sell Class I, Class P and Class L shares, if authorized, by calling the telephone number listed above. You may also purchase Class I, Class P and Class L shares by wiring Federal Funds to JPMorgan Chase Bank, N.A. (the “Custodian”). For more information, please refer to the “Purchasing Class I, Investment Class, Class P and Class L Shares” and “Redeeming Shares” sections beginning on pages 50 and 54, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

morganstanley.com/im | 25

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Fixed Income Portfolios Prospectus

January 29, 2010

Details of the Portfolios

Core Fixed Income Portfolio

Objective

The Core Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Approach

The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The securities in which the Portfolio invests carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the Adviser at the time of purchase.

The Portfolio may invest in TBAs. The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest will be denominated in U.S. dollars. [CONFIRM.]

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CMOs, inverse floaters, and other related instruments and techniques. [The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.]

Process

The Adviser employs a value approach toward fixed income investing. The Adviser’s research teams evaluate the relative attractiveness among corporate, mortgage and U.S. government securities. The Adviser relies upon value measures to guide its decisions regarding sector and security selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk and prepayment risk. The Adviser’s management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

The Portfolio is subject to various risks that could adversely affect its net asset value and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates.

27

Core Fixed Income Portfolio (Cont’d)

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio’s return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio’s mortgage securities. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to appear higher.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Information About the Portfolios’ Investment Strategies and Related Risks” for further information about these and other risks of investing in the Portfolio.

28

Fixed Income Portfolios Prospectus

January 29, 2010

Core Plus Fixed Income Portfolio

Objective

The Core Plus Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Approach

The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio ordinarily will seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest opportunistically in high yield securities (commonly referred to as “junk bonds”). The Portfolio may invest in TBAs. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may also invest may be denominated in currencies other than U.S. dollars. The Portfolio may also invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CMOs, inverse floaters, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Process

The Adviser employs a value approach toward fixed income investing. The Adviser’s research teams evaluate the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser’s management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

The Portfolio is subject to various risks that could adversely affect its net asset value and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates.

The Portfolio’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities may be issued by

29

Core Plus Fixed Income Portfolio (Cont’d)

companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio’s return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio’s mortgage securities. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to appear higher.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Information About the Portfolios’ Investment Strategies and Related Risks” for further information about these and other risks of investing in the Portfolio.

30

Fixed Income Portfolios Prospectus

January 29, 2010

Intermediate Duration Portfolio

Objective

The Intermediate Duration Portfolio seeks above-average total return over a market cycle of three to five years.

Approach

The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated U.S. government securities, investment grade corporate bonds, and mortgage securities. The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest will be denominated in U.S. dollars. [CONFIRM.] The Portfolio seeks value in the fixed income market with only a moderate sensitivity to changes in interest rates. The Portfolio will ordinarily seek to maintain an average duration between two and five years although there is no minimum or maximum maturity for any individual security. The Portfolio may invest in TBAs.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CMOs, inverse floaters, and other related instruments and techniques. [The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.]

Process

The Adviser employs a value approach toward fixed income investing. The Adviser’s research teams evaluate the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser’s management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

The Portfolio is subject to various risks that could adversely affect its net asset value and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio’s return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates

31

Intermediate Duration Portfolio (Cont’d)

can also shorten or extend the average life of the Portfolio’s mortgage securities. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to appear higher.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Information About the Portfolios’ Investment Strategies and Related Risks” for further information about these and other risks of investing in the Portfolio.

32

Fixed Income Portfolios Prospectus

January 29, 2010

International Fixed Income Portfolio

Objective

The International Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Approach

The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers in countries other than the United States, including securities of issuers located in emerging market or developing countries, and, including, to a limited degree, high yield securities (commonly referred to as “junk bonds”). In addition, the Portfolio may invest in convertible securities. The securities held by the Portfolio ordinarily will be denominated in foreign currencies. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CMOs, asset-backed securities, inverse floaters, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Process

The Adviser employs a value approach toward fixed income investing. The Adviser’s research teams evaluate the relative attractiveness of foreign government, corporate, asset-backed and mortgage securities (including CMOs). The Adviser relies upon value measures, particularly the relative attractiveness of securities issued by foreign governments, against those of corporations and other private entities. The Adviser also measures various types of risk, by monitoring interest rates, the shape of the yield curve, credit risk, country risk and currency valuations. The Adviser’s management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities of issuers outside the United States. This policy may be changed without shareholder approval; however, you will be notified in writing of any changes.

Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

The Portfolio is subject to various risks that could adversely affect its net asset value and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be

33

International Fixed Income Portfolio (Cont’d)

willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes, such as gaining exposure to foreign markets.

The Portfolio’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Asset-backed and mortgage securities are subject to the risk that changes in interest rates and other factors may affect the prepayment of the receivable, mortgage, loan or other assets underlying the security. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value. The Portfolio’s return may be reduced if prepayments occur and the Portfolio has to reinvest at lower rates. Prepayment rates also can shorten or extend the average life of the Portfolio’s asset-backed or mortgage securities.

The Portfolio is non-diversified which means that it may invest in the securities of relatively few issuers. The Portfolio therefore may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio’s overall value to decline to a greater degree.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Information About the Portfolios’ Investment Strategies and Related Risks” for further information about these and other risks of investing in the Portfolio.

34

Fixed Income Portfolios Prospectus

January 29, 2010

Investment Grade Fixed Income Portfolio

Objective

The Investment Grade Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Approach

The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest will be denominated in U.S. dollars. [CONFIRM.] The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio invests exclusively in securities that carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the Adviser, at the time of purchase. The Portfolio may invest in TBAs.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CMOs, inverse floaters, and other related instruments and techniques. [The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.]

Process

The Adviser employs a value approach toward fixed income investing. The Adviser’s research teams evaluate the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser’s management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in investment grade fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

The Portfolio is subject to various risks that could adversely affect its net asset value and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. [Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.] Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non-Treasury

35

Investment Grade Fixed Income Portfolio (Cont’d)

securities. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio’s return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio’s mortgage securities. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to appear higher.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Information About the Portfolios’ Investment Strategies and Related Risks” for further information about these and other risks of investing in the Portfolio.

36

Fixed Income Portfolios Prospectus

January 29, 2010

Limited Duration Portfolio

Objective

The Limited Duration Portfolio seeks above-average total return over a market cycle of three to five years.

Approach

The Portfolio invests primarily in U.S. government securities, investment grade corporate bonds and mortgage securities. The Portfolio seeks value in the fixed income market with only a limited sensitivity to changes in interest rates. The Portfolio will ordinarily seek to maintain an average duration similar to that of the Citigroup 1-3 Year Treasury/Government Sponsored Index, which generally ranges between zero and three years, although there is no minimum or maximum for any individual security. The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CMOs, asset backed securities, inverse floaters, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Process

The Adviser employs a value approach toward fixed income investing. The Adviser makes securities and sector decisions based on the anticipated tradeoff between long-run expected return and risk. The Adviser relies upon value measures such as the level of real interest rates, yield curve slopes and credit-adjusted spreads to guide its decisions regarding interest rate, country, sector and security exposure. A team of portfolio managers implements strategies based on these types of value measures. Certain team members focus on specific bonds within each sector. Others seek to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the

Portfolio’s objective. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

The Portfolio is subject to various risks that could adversely affect its net asset value and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-U.S. Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates.

37

Limited Duration Portfolio (Cont’d)

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio’s return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio’s mortgage securities. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage.

Leverage magnifies the potential for gain and the risk of loss.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Please see “Additional Information About the Portfolios’ Investment Strategies and Related Risks” for further information about these and other risks of investing in the Portfolio.

38

Fixed Income Portfolios Prospectus

January 29, 2010

Long Duration Fixed Income Portfolio

Objective

The Long Duration Fixed Income Portfolio seeks an above-average total return over a market cycle of three to five years.

Approach

The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The securities in which the Portfolio invests carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the Adviser, at the time of purchase and the Portfolio may continue to hold such securities in the event they are downgraded to below investment grade. The Portfolio will ordinarily seek to maintain an average duration of approximately ten or more years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest in TBAs. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest also may be denominated in currencies other than U.S. dollars.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CMOs, inverse floaters, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Process

The Adviser employs a value approach toward fixed income investing. The Adviser’s research teams evaluate the relative attractiveness among corporate, mortgage and U.S. government securities. The Adviser relies upon value measures to guide its decisions regarding sector and security selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk and prepayment risk. The Adviser’s management team builds an investment portfolio designed to take advantage of itsjudgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

The Portfolio is subject to various risks that could adversely affect its net asset value and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates.

39

Long Duration Fixed Income Portfolio (Cont’d)

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio’s return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio’s mortgage securities. Rates of prepayment, faster or slower than anticipated by the Adviser, could result in reduced yields, increased volatility and/or reductions in net asset value. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to appear higher.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an affect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Information About the Portfolios’ Investment Strategies and Related Risks” for further information about these and other risks of investing in the Portfolio.

40

Fixed Income Portfolios Prospectus

January 29, 2010

Municipal Portfolio

Objective

The Municipal Portfolio seeks to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income that is exempt from federal income tax.

Approach

The Portfolio invests primarily in fixed income securities issued by local, state and regional governments that provide income that is exempt from federal income taxes (municipal securities). The Portfolio may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. The Portfolio may invest in high yield municipal securities (commonly referred to as “junk bonds”). The Portfolio will ordinarily seek to maintain an average weighted maturity of between five and ten years, although there is no minimum or maximum maturity for any individual security.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, inverse floaters, and other related instruments and techniques.

The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may also invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

Process

The Adviser employs a value approach toward fixed income investing. The Adviser will vary the Portfolio’s average duration and maturity and the amount invested in particular types of securities based on the risks and rewards offered by different investments. The Adviser analyzes the credit risk, prepayment risk and call risk posed by specific securities considered for investment. The Adviser may sell securities when it believes that expected after-tax risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the total income of the Portfolio will be exempt from federal income tax, not including the “alternative minimum tax”. This policy is fundamental and may only be changed by a vote of the Portfolio’s shareholders.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

The Portfolio is subject to various risks that could adversely affect its net asset value and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates.

The Portfolio’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities

41

Municipal Portfolio (Cont’d)

may experience reduced liquidity and sudden and substantial decreases in price.

Municipal obligations may be general obligations or revenue bonds. General obligation bonds are secured by the issuer’s full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations.

The Portfolio may invest in municipal lease obligations. Certain lease obligations may contain non-appropriation clauses pursuant to which the municipality has no continuing obligation to make payments unless money is specifically appropriated annually or on some other periodic basis by the legislature.

Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Information About the Portfolios’ Investment Strategies and Related Risks” for further information about these and other risks of investing in the Portfolio.

42

Fixed Income Portfolios Prospectus

January 29, 2010

Additional Information About the Portfolios’ Investment Strategies and Related Risks

This section discusses additional information relating to the Portfolios’ investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios’ investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. In connection with the International Fixed Income Portfolio, references to the Adviser include the Sub-Adviser, as applicable.

Fixed Income Securities

Fixed income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities (“agencies”), corporate bonds and notes, asset-backed securities, mortgage securities, high yield securities, municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

These securities are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers.

Fixed income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

Duration

The average duration of a portfolio of fixed income securities represents its exposure to changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration.

Structured Products

Certain Portfolios may invest a portion of their assets in structured investments, structured notes and other types of similarly structured products consistent with a Portfolio’s investment objectives and policies. Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments or referencing an indicator related to such investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator.

The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments or referenced indicator could result in a relatively large loss in the value of a structured product. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Portfolios may have the right to receive payments to which it is entitled only from the structured product, and generally does not have direct rights against the issuer. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured vehicles generally pay their share of the investment vehicle’s administrative and other expenses. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing a Portfolio’s

43

illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.

Investments in structured notes involve risks, including interest rate risk, credit risk and market risk. Where a Portfolio’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

High Yield Securities

Fixed income securities that are not investment grade are commonly referred to as “junk bonds” or high yield, high risk securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

Mortgage Securities

These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. Mortgage securities are subject to prepayment risk—the risk that, as interest rates fall, borrowers will refinance their mortgages and “prepay” principal. A portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of a Portfolio’s mortgage securities, resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

Certain Portfolios may invest in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities are either direct obligations of the U.S. government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although it is not legally required to extend credit to the agency or instrumentality. Certain of the U.S. government securities purchased by a Portfolio, such as those issued by the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration are backed by the full faith and credit of the United States. Certain of the U.S. government securities purchased by a Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have

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the funds to meet their payment obligations in the future.

To the extent a Portfolio invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Portfolio may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Certain Portfolios may invest in TBAs. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to appear higher.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect an investing portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

The Portfolios may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

In connection with their investments in foreign securities, certain Portfolios also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency

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against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging a Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

Foreign Currency

The investments of certain Portfolios may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolios may invest in such non-U.S. dollar-denominated securities and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios’ assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Securities

Investing in emerging market securities enhances the risks of foreign investing. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments by foreign investors.

Public Bank Loans

Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. Bank loans are usually second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, so that the company is required to pay down these second lien loans prior to other lower-ranked claims on their assets. Bank loans normally pay interest at floating rates, and as a result, may protect investors from increases in interest rates.

Certain public bank loans are illiquid, meaning a Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the payment obligations of the senior secured obligations of the borrower. These bank loans may exhibit greater price volatility as well.

Convertible Securities

The International Fixed Income Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the

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underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Derivatives

The Portfolios may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the seeks to use derivatives to further a Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that certain Portfolios may principally use include:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Portfolio’s initial investment in such contracts.

Options. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Portfolio. If a Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net

47

amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected. A Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as “credit default swaps.” Where a Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, such Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When a Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.

CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively “Mortgage Assets”). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. A Portfolio may invest in any class of CMO. The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the

Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, a Portfolio could sustain a loss.

SMBS. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Investments in each class of stripped mortgage-backed securities are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If a Portfolio invests in SMBS and interest rates move in a manner not anticipated by management, it is possible that a Portfolio could lose all or substantially all of its investment.

Inverse Floaters. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of

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such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

The Municipal Portfolio may invest in inverse floating rate municipal obligations which include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Portfolio. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Portfolio is paid the residual cash flow from the bond held by the special purpose trust.

Inverse floating rate investments are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity.

The Portfolio generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Portfolio to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Portfolio’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.

In certain instances, the short-term floating rate interests created by the trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the trust holding the long-term fixed rate bonds may be collapsed. In the case of floaters created by the Portfolio, the Portfolio will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Portfolio could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in fixed income securities for temporary defensive purposes that may be inconsistent with the Portfolio’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, the defensive investments may adversely affect the Portfolio’s performance. Using defensive investments could cause a Portfolio to fail to meet its investment objective.

Non-Diversification of Investments

A portfolio of investments in a small number of issuers or industries or in securities denominated in only a few foreign currencies increases risk. The International Fixed Income Portfolio is a non-diversified fund for purposes of the 1940 Act. A non-diversified Portfolio may invest a greater percentage of its assets in the securities of a single issuer than a diversified Portfolio. Portfolios that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit, currency or other risks.

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Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio’s securities is available in the Fund’s SAI.

Purchasing Class I, Investment Class, Class P and Class L Shares

Share Class Arrangements

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Investment Class shares, $1,000,000 for Class P shares and $25,000 for Class L shares of the Portfolios, as applicable. Investment Class shares are only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.

Class I shares are not subject to either a distribution fee or a shareholder servicing fee. Investment Class shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.15% of each Portfolio’s average daily net assets attributable to Investment Class shares. Class P shares are subject to a monthly service fee at an annual rate of up to 0.25% of each Portfolio’s average daily net assets attributable to Class P shares. Class L shares are subject to a monthly distribution fee at an annual rate of up to 0.25% of each Portfolio’s average daily net assets attributable to Class L shares and a monthly shareholder servicing fee at an annual rate of up to 0.25% of each Portfolio’s average daily net assets attributable to Class L shares.

General

Shares of each Portfolio may be purchased directly from the Fund or through a financial intermediary. Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions.

Shares of each Portfolio may, in the Fund’s discretion, be purchased with investment securities (in lieu of, or in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for shares of each Portfolio.

Shares of each Portfolio may be purchased at the NAV next determined after we receive your purchase order. The NAV of each Portfolio is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day the

NYSE is open for business. The Fund may, however, elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open, in which case the NAV of each Portfolio will be determined as of the close of such primary securities markets.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes designation of an anti-money laundering compliance officer.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by Morgan Stanley Services, the Fund’s transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund Trust.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

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Fixed Income Portfolios Prospectus

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Initial Purchase by Wire

You may purchase shares of each Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMorgan Chase & Co.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #910-2-734143
Attn: Morgan Stanley Institutional Fund
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Additional Investments

You may make additional investments of shares at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Fund Trust) to Morgan Stanley Services at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above.

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of any Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. The minimum initial investment in Class I shares, Class P shares or Class L shares may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans investing directly with the Fund (with respect to holders of Class I shares and Class P shares, these plans must have plan assets of at least $5 million); retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities investing directly with the Fund (with respect to holders of Class I shares and Class P shares, these entities must have at least $5 million of investable assets); certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the Independent Trustees of the Fund; and, with respect to holders of Class I shares and Class P shares, clients who owned Portfolio shares as of December 31, 2007. The Fund, in its sole discretion, may waive the minimum initial investment amount for Investment Class shares in certain cases. If the value of your account falls below the minimum initial investment amount for Class I shares, Class P shares, Class L shares or Investment Class shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Certain patterns of past exchanges and/or purchase or sale transactions involving a Portfolio may result in the Fund rejecting, limiting or prohibiting, at its sole discretion and without prior notice additional purchases and/or exchanges and may result in a shareholder’s account being closed. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

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Purchasing Class H Shares

Class H shares are available to investors with a minimum investment of $25,000. If the value of your account falls below the minimum initial investment amount for Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions. Class H shares are subject to a sales charge equal to a maximum of 3.50% calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $50,000 and over. Class H shares are subject to a monthly shareholder services fee at an annual rate of up to 0.25% of each Portfolio’s average daily net assets attributable to Class H shares.

	Front-End Sales Charge

Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested

$25,000 but less than $50,000	3.50%	3.63%

$50,000 but less than $100,000	3.00%	3.09%

$100,000 but less than $250,000	2.50%	2.56%

$250,000 but less than $500,000	2.00%	2.04%

$500,000 but less than $1 million	1.00%	1.01%

$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule. (i.e., breakpoint discount) for purchases of Class H shares of a Portfolio, by combining, in a single transaction, your purchase with purchases of Class H shares of a Portfolio by the following related accounts:

■	A single account (including an individual, trust or fiduciary account).

■	A family member account (limited to spouse, and children under the age of 21).

■	Pension, profit sharing or other employee benefit plans of companies and their affiliates.

■	Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

■	Tax-exempt organizations.

■	Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class H shares are not subject to a front-end sales charge for accounts of employees of Morgan Stanley and its subsidiaries, such persons’ family members (limited to spouse, and children under the age of 21) and trust accounts for which any such person is a beneficiary.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class H shares of a Portfolio for any related account in a single transaction with purchases of Class H shares of another portfolio of the Fund or other Morgan Stanley Institutional Funds for the related account or any other related account. For the purpose of this combined purchase privilege, a “related account” is:

■	A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

■	A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

■	An IRA and single participant retirement account (such as a Keogh).

■	An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative net asset value of Class H shares of a Portfolio purchased in a single transaction, together with the net asset value of all Class H shares of a portfolio of the Fund or other Morgan Stanley Institutional Funds held in related accounts, amounts

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to $50,000 or more. For the purposes of the rights of accumulation privilege, a related account is any one of the accounts listed under “Combined Purchase Privilege” above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of your authorized financial representative or the Fund’s transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class H shares of a Portfolio or other Morgan Stanley Institutional Funds held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written “Letter of Intent.” A Letter of Intent provides for the purchase of Class H shares of a Portfolio or other Morgan Stanley Institutional Funds within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of shares of other Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the Letter of Intent, and (2) the historical cost of shares of other portfolios of the Fund or other Morgan Stanley Institutional Funds you currently own acquired in exchange for shares of other portfolios of the Fund or other Morgan Stanley Institutional Funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the periods referenced in (1) and (2) above. You should retain any records necessary to substantiate historical costs because the Fund, the Transfer Agent, your authorized financial representative and any financial intermediaries may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

General

Class H shares of each Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class H shares of a Portfolio.

Class H shares of each Portfolio may, in the Fund’s discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for shares of each Portfolio, taking into account any applicable sales charge.

Class H shares of each Portfolio may be purchased at the NAV (plus any applicable front-end sales charge) next determined after we receive your purchase order. The NAV of each Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund may, however, elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open, in which case the NAV of each Portfolio will be determined as of the close of such primary securities markets.

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To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes designation of an anti-money laundering compliance officer.

Additional Investments

You may make additional investments of shares at the NAV next determined after the request is received, plus any applicable sales charge, by the method described above.

Order Processing Fee

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of shares of a Portfolio. For example, Morgan Stanley & Co. Incorporated (“Morgan Stanley & Co.”) charges clients an order processing fee of $5.25 (except in certain circumstances, including, but not limited to,

Redeeming Shares

Class I, Investment Class, Class P and Class L

You may redeem Class I, Investment Class, Class P and Class L shares of each Portfolio by mail, or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of each Portfolio will be redeemed at the NAV next determined after the request is received in good order. If you are redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions.

By Mail

Requests should be addressed to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services

activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems shares of a Portfolio. Please consult your authorized financial representative for more information regarding any such fees.

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of any Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases.

Certain patterns of past exchanges and/or purchase or sale transactions involving a Portfolio may result in the Fund rejecting, limiting or prohibiting, at its sole discretion and without prior notice additional purchases and/or exchanges and may result in a shareholder’s account being closed. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) The share certificates, if issued;

(c) Any required signature guarantees; and

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Fixed Income Portfolios Prospectus

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(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that redemption instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this Prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

Class H

You may redeem Class H shares of each Portfolio by contacting your authorized financial representative. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class H shares of each Portfolio will be redeemed at the NAV next determined after the request is received in good order.

General

The Fund will ordinarily pay redemption proceeds within seven business days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the NYSE is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission (the “Commission”). The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open, in which case the NAV of each Portfolio will be determined as of the close of such primary securities markets.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Redemptions paid in investment securities will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Shares of the International Fixed Income Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/ exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial

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intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio’s redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that financial intermediary’s materials carefully to learn about any other restrictions or fees that may apply.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as “market-timing” or “short-term trading” and may present risks for other shareholders of a Portfolio, which may include, among other things, dilution in the value of a Portfolio’s shares held by long-term shareholders, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

In addition, a Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which a Portfolio’s securities trade and the time as of which the Portfolio’s net asset value is calculated (“time-zone arbitrage”). For example, a market-timer may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s net asset value calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). Investments in certain fixed income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies.

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Fund’s policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the “Purchasing Shares,” “General Shareholder Information” and “Redeeming Shares” sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund’s policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

Omnibus accounts generally do not identify customers’ trading activity to the Fund on an individual ongoing basis. Therefore, with respect to trades that occur through omnibus accounts of financial intermediaries, to some extent, the Fund relies on the financial intermediary to monitor frequent short-term trading within the Fund by the financial intermediary’s customers. However, the Fund or the Distributor has entered into agreements with financial intermediaries whereby intermediaries are required to provide certain customer identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activities.

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General Shareholder Information

Share Classes

This Prospectus offers Class I, Investment Class, Class P, Class H and Class L shares of the Portfolios, each having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Class I, Investment Class and Class P shares are generally restricted to investments in minimum amounts that are substantially higher than Class H and Class L shares.

Valuation of Shares

The price of a Portfolio’s shares (NAV (excluding sales charges)) is based on the value of the Portfolio’s securities. The NAV of the Portfolios is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios’ securities trade remain open, in which case the NAV of each Portfolio will be determined as of the close of such primary securities markets.

Each Portfolio values its securities at market value. When no market quotations are readily available for securities, including circumstances under which the Adviser determines that a security’s market price is not accurate, we will determine the value for those securities in good faith at fair value using methods approved by the Fund’s Board of Trustees. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, a Portfolio’s net asset value will reflect certain portfolio securities’ fair value rather than their market price.

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the values of a Portfolio’s portfolio securities may change on days when you will not be able to purchase or sell your shares.

The NAV of each class of shares may differ from that of other classes because of class-specific expenses that each class may pay and the shareholder servicing fees charged to Investment Class, Class P, Class H and Class L shares.

Exchange Privilege

You may exchange shares of any Portfolio of the Fund for the same Class of shares of other available portfolios of the Fund. In addition, you may exchange each Portfolio’s Class I, Class P, Class H and Class L shares for Class I, Class P, Class H and Class L shares, respectively, of available portfolios of Morgan Stanley Institutional Fund, Inc. Exchanges are based on the shares’ respective NAVs.

To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your financial intermediary. If you purchased Portfolio shares through a financial intermediary, certain portfolios may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

With respect to exchanges of Class I, Investment Class, Class P and Class L shares, you can process your exchange by contacting your financial intermediary. With respect to exchanges of Class I, Investment Class, Class P and Class L shares, you may also send exchange requests by mail to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests for these four share classes can also be made by calling 1-800-548-7786. With respect to Class H shares, you can process your exchange by contacting your authorized financial representative.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases. An exchange of shares of the International Fixed Income Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described under the section “Redeeming Shares.”

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The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Tax Considerations

As with any investment, you should consider how your Portfolio investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Portfolio. Unless your investment in a Portfolio is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Portfolio makes distributions and when you sell shares, including an exchange to another Morgan Stanley Fund.

Taxation of Distributions. Your distributions normally are subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Portfolio. Under current law, a portion of the income dividends you receive may be taxed at the same rates as long-term capital gains. However, even if income received in the form of income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you will not be permitted to offset income dividends with capital losses. Short term capital gain distributions will continue to be taxed at ordinary income rates.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations.

The Municipal Portfolio intends to pay “exempt-interest” dividends which are excluded from your gross income for federal income tax purposes. When you receive exempt-interest dividends they may be subject to state and local taxes, although some states allow you to exclude that portion of a portfolio’s tax-exempt income which is accountable to municipal securities issued within your state of residence.

Income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes. If more than 50% of a Portfolio’s assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to pass through to you for foreign tax credit purposes the amount of foreign income taxes that it paid.

Every January, you will be sent a statement (Internal Revenue Service (“IRS”) Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Taxation of Sales. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Morgan Stanley Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your shares.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income for such year.

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Dividends and Distributions

The Portfolios normally declare dividends and distribute substantially all of their net investment income to shareholders as follows:

Class I

Portfolio	Monthly	Quarterly	Annually

Core Fixed Income		■

Core Plus Fixed Income		■

Intermediate Duration	■

International Fixed Income		■

Investment Grade Fixed Income		■

Limited Duration	■

Long Duration Fixed Income		■

Municipal	■

Investment Class

Portfolio	Monthly	Quarterly	Annually

Core Fixed Income		■

Core Plus Fixed Income		■

Intermediate Duration	■

Class P

Portfolio	Monthly	Quarterly	Annually

Core Fixed Income		■

Core Plus Fixed Income		■

International Fixed Income		■

Investment Grade Fixed Income		■

Limited Duration	■

Long Duration Fixed Income		■

Municipal	■

Class H and Class L

Portfolio	Monthly	Quarterly	Annually

International Fixed Income		■

Investment Grade Fixed Income		■

Municipal	■

If any net gains are realized from the sale of underlying securities, the Portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the Portfolio unless you elect otherwise. If you want to change how your dividends are paid, you must notify the Fund in writing.

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Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $[     ] billion in assets under management or supervision.

The Adviser makes investment decisions for the Fund’s Portfolios and places each Portfolio’s purchase and sales orders. Each Portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The table on the following page shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation as a percentage of each Portfolio’s daily net assets for the Fund’s 2008 fiscal year.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Fund’s annual report to shareholders for the fiscal year ended September 30, 2009.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2009 Actual Compensation Rate

Core Fixed Income	0.375%	[ ]	%

Core Plus Fixed Income	0.375% of the portion of the daily net assets not exceeding $1 billion; 0.300% of the portion of the daily net assets exceeding $1 billion	[ ]	%

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Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2009 Actual Compensation Rate

Intermediate Duration	0.375%	[ ]%

International Fixed Income	0.375%	[ ]%

Investment Grade Fixed Income	0.375%	[ ]%

Limited Duration	0.300%	[ ]%

Long Duration Fixed Income	0.375%	[ ]%

Municipal	0.375%	[ ]%

Portfolio Management

Core Fixed Income Portfolio

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong, a Managing Director of the Adviser, Jaidip Singh, an Executive Director of the Adviser, and Sanjay Verma, a Managing Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since 1998. Mr. Singh has been associated with the Adviser in an investment management capacity since 1996. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003 to 2008.

All team members are responsible for the execution of the overall strategy of the Portfolio.

Core Plus Fixed Income Portfolio

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Sanjay Verma, each a Managing Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since 1998. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003 to 2008.

All team members are responsible for the execution of the overall strategy of the Portfolio.

Intermediate Duration Portfolio

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong, a Managing Director of the Adviser, Jaidip Singh, an Executive Director of the Adviser, and Sanjay Verma, a Managing Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since 1998. Mr. Singh has been associated with the Adviser in an investment management capacity since 1996. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003 to 2008.

All team members are responsible for the execution of the overall strategy of the Portfolio.

International Fixed Income Portfolio

The Portfolio’s assets are managed within the Global Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Michael B. Kushma and Christian G. Roth, each a Managing Director of the Adviser, and Jaidip Singh, an Executive Director of the Adviser.

Mr. Kushma has been associated with the Adviser in an investment management capacity since 1987. Mr. Roth has been associated with the Adviser in an

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investment management capacity since 1991. Mr. Singh has been associated with the Adviser in an investment management capacity since 1996.

All team members are responsible for the execution of the overall strategy of the Portfolio.

Investment Grade Fixed Income Portfolio

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong, a Managing Director of the Adviser, Jaidip Singh, an Executive Director of the Adviser, and Sanjay Verma, a Managing Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since 1998. Mr. Singh has been associated with the Adviser in an investment management capacity since 1996. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003 to 2008.

All team members are responsible for the execution of the overall strategy of the Portfolio.

Limited Duration Portfolio

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-today management of the Portfolio are Virginia Keehan, a Vice President of the Adviser, Joseph Mehlman, an Executive Director of the Adviser, and Jaidip Singh, an Executive Director of the Adviser.

Ms. Keehan has been associated with the Adviser in an investment management capacity since February 2004. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Singh has been associated with the Adviser in an investment management capacity since 1996.

All team members are responsible for the execution of the overall strategy of the Portfolio.

Long Duration Fixed Income Portfolio

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong, a Managing Director of the Adviser, and Jaidip Singh, an Executive Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since 1998. Mr. Singh has been associated with the Adviser in an investment management capacity since 1996.

All team members are responsible for the execution of the overall strategy of the Portfolio.

Municipal Portfolio

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management of the Portfolio is Neil Stone, a Managing Director of the Adviser.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

The Fund’s SAI provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolios.

The composition of each team may change from time to time.

All team members are responsible for the execution of the overall strategy of the Portfolio.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc. (“MSDI”), a wholly-owned subsidiary of the Adviser. MSDI has entered into arrangements with certain financial intermediaries who may accept purchase and redemption orders for shares of certain Portfolios on its behalf.

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Shareholder Service Plan (Investment Class)

The Fund has adopted a Shareholder Service Plan (the “Investment Class Service Plan”) for each Portfolio’s Investment Class shares. Under the Investment Class Service Plan, each Portfolio pays the Distributor a monthly shareholder servicing fee at an annual rate of up to 0.15% of the Portfolio’s average daily net assets attributable to Investment Class shares. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Investment Class shares. Shareholder servicing fees relate solely to the Investment Class of each Portfolio and will reduce the net investment income and total return of the Investment Class shares of these Portfolios.

Shareholder Services Plans (Class P and Class H)

The Fund has adopted a Shareholder Services Plan for each Portfolio’s Class P Shares and a Shareholder Services Plan for each Portfolio’s Class H Shares, both pursuant to Rule 12b-1 under the 1940 Act (together, the “Class P and Class H Service Plans”). Under the Class P and Class H Service Plans, each Portfolio may pay to the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or intermediaries a monthly service fee at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Class P Shares and Class H Shares, respectively. The Distributor may direct that all or any part of these fees be paid directly to its affiliates or other broker-dealers, financial institutions and/or intermediaries that provide shareholder services to investors who purchase Class P and Class H shares. Over time the shareholder servicing fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution and Shareholder Services Plan (Class L)

The Fund has adopted a Distribution and Shareholder Services Plan for each Portfolio’s Class L Shares pursuant to Rule 12b-1 under the 1940 Act (the “Class L Plan”). Under the Class L Plan, each Portfolio pays the Distributor a monthly distribution fee at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Class L shares and a monthly shareholder service fee at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Class L shares. The Distributor may direct that all or any part of these fees be paid directly to its affiliates or other broker-dealers, financial institutions and/or intermediaries that provide distribution and/or shareholder support services to investors who purchase Class L shares. Over time the distribution fees and shareholder servicing fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Information

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of any Portfolio) to certain affiliated or unaffiliated brokers or other service providers in connection with the sale or retention of shares of a Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolio over other investment options. Any such payments will not change the net asset value or the price of Portfolio shares. For more information, please see the Fund’s SAI.

63

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The Investment Class shares of the Core Fixed Income Portfolio had not commenced operations as of September 30, 2008. Financial information for the Investment Class of the Core Fixed Income Portfolio will be shown in future prospectuses offering those shares. Past performance does not indicate future results. The financial highlights for the fiscal years ended September 30, 2005, September 30, 2006, September 30, 2007, September 30, 2008 and September 30, 2009, or, if the Portfolio and/or Share Class has not been operational for a full fiscal year, for the period from the commencement of operations of that Portfolio and/or Share Class, have been audited by [          ], the Fund’s independent registered public accounting firm. [          ], unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Class I

	Net Asset Value Beginning of Period		Net Investment Income†		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Dividend Distributions (net investment income)		Capital Gain Distributions (realized net gain)

Core Fixed Income Portfolio (Commencement of Class I Operations 9/29/87)
2009	$		$		$		$		$		$
2008		10.77		0.53		(1.60)		(1.07)		(0.52)		—
2007		10.80		0.52		(0.02)		0.50		(0.53)		—
2006		11.09		0.40		0.00 ‡		0.40		(0.57)		(0.12)
2005		11.26		0.40		0.07		0.47		(0.45)		(0.19)

Core Plus Fixed Income Portfolio (Commencement of Class I Operations 11/14/84)
2009	$		$		$		$		$		$
2008		11.40		0.66		(2.10)		(1.44)		(0.55)		—
2007		11.52		0.58		(0.05)		0.53		(0.65)		—
2006		11.69		0.48		(0.02)		0.46		(0.63)		—
2005		11.69		0.47		0.08		0.55		(0.55)		—

Intermediate Duration Portfolio (Commencement of Class I Operations 10/03/94)
2009	$		$		$		$		$		$
2008		10.16		0.43		(1.15)		(0.72)		(0.51)		—
2007		10.17		0.48		0.01		0.49		(0.50)		—
2006		10.22		0.42		(0.08)		0.34		(0.39)		—
2005		10.40		0.37		(0.16)		0.21		(0.36)		(0.03)

64

Fixed Income Portfolios Prospectus

January 29, 2010

Class I

	Total Distributions		Redemption fees			Net Asset Value End of Period		Total Return***		Net Assets End of Period (thousands)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Core Fixed Income Portfolio (Commencement of Class I Operations 9/29/87)
2009	$		$			$			%	$			%		%		%
2008		(0.52)		0.00	‡		9.18	(10.40)			$186,305	0.49	#+	5.11	#+	306
2007		(0.53)		0.00	‡		10.77	4.76			308,111	0.49	#+	4.83	#+	107
2006		(0.69)		0.00	‡		10.80	3.79			299,997	0.50	#	3.71	#	139
2005		(0.64)		—			11.09	4.35			220,350	0.50	#	3.62	#	236

Core Plus Fixed Income Portfolio (Commencement of Class I Operations 11/14/84)
2009	$		$			$			%	$			%		%		%
2008		(0.55)		0.00	‡		9.41	(13.07)%			$1,210,286	0.45	#++	6.13	#++	320
2007		(0.65)		0.00	‡		11.40	4.77			2,367,043	0.44	++	5.10	++	139
2006		(0.63)		0.00	‡		11.52	4.13			2,314,052	0.44		4.24		142
2005		(0.55)		—			11.69	4.84			2,102,609	0.45		4.04		180

Intermediate Duration Portfolio (Commencement of Class I Operations 10/03/94)
2009	$		$			$			%	$			%		%		%
2008		(0.51)		—			8.93	(7.29)			3,476	0.52	#+++	4.36	#+++	61
2007		(0.50)		—			10.16	4.87			7,015	0.54	+++	4.71	+++	89
2006		(0.39)		—			10.17	3.33			8,823	0.50		4.20		70
2005		(0.39)		—			10.22	2.22			9,393	0.50		3.59		146

65

Class I (Cont’d)

	Net Asset Value Beginning of Period		Net Investment Income†		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Dividend Distributions (net investment income)		Capital Gain Distributions (realized net gain)

International Fixed Income Portfolio (Commencement of Class I Operations 4/29/94)
2009	$		$		$		$		$		$
2008		10.97		0.33		0.05		0.38		(0.79)		(0.02)
2007		10.35		0.28		0.61		0.89		(0.22)		(0.05)
2006		10.81		0.21		(0.11)		0.10		(0.51)		(0.05)
2005		11.24		0.25		0.01		0.26		(0.69)		—

Investment Grade Fixed Income Portfolio (Commencement of Class I Operations 8/31/90)
2009	$		$		$		$		$		$
2008		11.15		0.55		(1.57)		(1.02)		(0.52)		—
2007		11.22		0.52		0.01		0.53		(0.60)		—
2006		11.42		0.41		(0.00)‡		0.41		(0.56)		(0.05)
2005		11.57		0.42		0.06		0.48		(0.49)		(0.14)

Limited Duration Portfolio (Commencement of Class I Operations 3/31/92)
2009	$		$		$		$		$		$
2008		10.24		0.49		(2.22)		(1.73)		(0.51)		—
2007		10.34		0.51		(0.08)		0.43		(0.53)		—
2006		10.34		0.41		(0.02)		0.39		(0.39)		—
2005		10.50		0.30		(0.15)		0.15		(0.31)		—

Long Duration Fixed Income Portfolio (Commencement of Class I Operations 7/21/06)
2009	$		$		$		$		$		$
2008		10.33		0.46		(0.37)		0.09		(0.49)		—
2007		10.48		0.49		(0.18)		0.31		(0.43)		(0.03)
2006		10.00		0.09		0.39		0.48		—		—

Municipal Portfolio (Commencement of Class I Operations 10/01/92)
2009	$		$		$		$		$		$
2008		12.82		0.60		(1.24)		(0.64)		(0.55)		(0.05)
2007		12.86		0.49		(0.01)		0.48		(0.52)		—
2006		12.66		0.39		0.29		0.68		(0.48)		—
2005		12.66		0.40		0.02		0.42		(0.42)		—

Investment Class
	Net Asset Value Beginning of Period		Net Investment Income†		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Dividend Distributions (net investment income)		Capital Gain Distributions (realized net gains)

Core Plus Fixed Income Portfolio (Commencement of Investment Class Operations 10/15/96)
2009	$		$		$		$		$		$
2008		$11.39		$0.64		$(2.09)		$(1.45)		$(0.53)		—
2007		11.52		0.56		(0.06)		0.50		(0.63)		—
2006		11.68		0.45		(0.00)‡		0.45		(0.61)		—
2005		11.69		0.45		0.07		0.52		(0.53)		—

Intermediate Duration Portfolio (Commencement of Investment Class Operations 8/16/99)*
2009	$		$		$		$		$		$
2008		$10.12		$0.41		$(1.14)		$(0.73)		$(0.49)		—
2007		10.13		0.46		0.02		0.48		(0.49)		—
2006		10.19		0.39		(0.07)		0.32		(0.38)		—
2005		10.37		0.33		(0.13)		0.20		(0.35)		$(0.03)

66

Fixed Income Portfolios Prospectus

January 29, 2010

Class I (Cont’d)

	Total Distributions		Redemption fees			Net Asset Value End of Period		Total Return***			Net Assets End of Period (thousands)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

International Fixed Income Portfolio (Commencement of Class I Operations 4/29/94)
2009	$		$			$				%	$			%		%		%
2008		(0.81)		0.00	‡		10.54		3.50			185,413	0.60	#++++	2.95	#++++	74
2007		(0.27)		—			10.97		8.76			213,392	0.60	++++	2.66	++++	82
2006		(0.56)		—			10.35		1.12			195,659	0.60		2.02		69
2005		(0.69)		—			10.81		1.81			157,911	0.55		2.17		38

Investment Grade Fixed Income Portfolio (Commencement of Class I Operations 8/31/90)
2009	$		$			$				%	$			%		%		%
2008		(0.52)		0.00	‡		9.61		(9.37)			$316,894	0.52	++	5.18	++	325
2007		(0.60)		0.00	‡		11.15		4.82			519,504	0.50	++	4.74	++	124
2006		(0.61)		0.00	‡		11.22		3.65			525,680	0.50		3.66		154
2005		(0.63)		—			11.42		4.39			499,534	0.50		3.67		240

Limited Duration Portfolio (Commencement of Class I Operations 3/31/92)
2009	$		$			$				%	$			%		%		%
2008		(0.51)		—			8.00		(17.57)			$568,156	0.43	#++	5.22	#++	20
2007		(0.53)		0.00	‡		10.24		4.26			1,058,151	0.45	++	4.94	++	56
2006		(0.39)		—			10.34		3.88			1,077,967	0.42		3.96		64
2005		(0.31)		—			10.34		1.44			1,069,956	0.42		2.92		66

Long Duration Fixed Income Portfolio (Commencement of Class I Operations 7/21/06)
2009	$			—		$				%	$			%		%		%
2008		(0.49)		—			9.93		0.87			$27,438	0.49	#++	4.44	#++	63
2007		(0.46)		—			10.33		3.06			25,297	0.50	#++	4.73	#++	49
2006		—		—			10.48		4.80	**		25,677	0.50	#*	4.66	#*	7	**

Municipal Portfolio (Commencement of Class I Operations 10/01/92)
2009	$		$			$				%	$			%		%		%
2008		(0.60)		0.00	‡		11.58		(5.24)			$1,073,173	0.49	#+++++	4.80	#+++++	43
2007		(0.52)		0.00	‡		12.82		3.76			936,633	0.50	+++++	3.80	+++++	29
2006		(0.48)		0.00	‡		12.86		5.53			662,162	0.49		3.09		43
2005		(0.42)		—			12.66		3.38			509,039	0.50		3.12		34

Investment Class

	Total Distributions		Redemption fees			Net Asset Value End of Period		Total Return***			Net Assets End of Period (thousands)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Core Plus Fixed Income Portfolio (Commencement of Investment Class Operations 10/15/96)
	$		$			$		$		%	$			%		%		%
		(0.53)		0.00	‡		9.41		(13.12)			123,610	0.60	+	5.97	+	320
		(0.63)		0.00	‡		11.39		4.52			150,671	0.59	+	4.97	+	139
		(0.61)		0.00	‡		11.52		4.04			142,990	0.59		3.96		142
		(0.53)		—			11.68		4.61			310,592	0.60		3.89		180

Intermediate Duration Portfolio (Commencement of Investment Class Operations 8/16/99)*
	$			—		$		$		%	$			%		%		%
		(0.49)		—			8.90		(7.54)			132,146	0.67	++	4.23	++	61
		(0.49)		—			10.12		4.84			145,739	0.69	++	4.58	++	89
		(0.38)		—			10.13		3.19			136,198	0.65		3.87		70
		(0.38)		—			10.19		1.99			304,844	0.65		3.22		146

67

Class P

	Net Asset Value Beginning of Period		Net Investment Income†			Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Dividend Distributions (net investment income)		Capital Gain Distributions (realized net gains)

Core Fixed Income Portfolio (Commencement of Class P Operations 3/01/99)
2009	$		$			$		$		$		$
2008		10.71		0.50			(1.60)		(1.10)		(0.49)		—
2007		10.74		0.49			(0.02)		0.47		(0.50)		—
2006		11.03		0.37			0.01		0.38		(0.55)		(0.12)
2005		11.21		0.37			0.06		0.43		(0.42)		0.19)

Core Plus Fixed Income Portfolio (Commencement of Class P Operations 11/07/96)
2009	$		$			$		$		$		$
2008		11.38		0.63			(2.09)		(1.46)		(0.52)		—
2007		11.50		0.55			(0.05)		0.50		(0.62)		—
2006		11.67		0.46			(0.03)		0.43		(0.60)		—
2005		11.68		0.44			0.07		0.51		(0.52)		—

International Fixed Income Portfolio (Commencement of Class P Operations 9/28/07)
2009	$		$			$		$		$		$
2008		11.08		0.30			0.05		0.35		(0.77)		(0.02)
2007		10.97		0.00	‡		0.11		0.11		—		—

Investment Grade Fixed Income Portfolio (Commencement of Class P Operations 5/20/02)
2009	$		$			$		$		$		$
2008		11.14		0.53			(1.57)		(1.04)		(0.50)		—
2007		11.21		0.51			0.00 ‡		0.51		(0.58)		—
2006		11.42		0.39			(0.01)		0.38		(0.54)		(0.05)
2005		11.56		0.41			0.06		0.47		(0.47)		(0.14)

Limited Duration Portfolio (Commencement of Class P Operations 9/28/07)
2009	$		$			$		$		$		$
2008		10.24		0.47			(2.23)		(1.76)		(0.48)		—
2007		10.24		0.00	‡		(0.00)‡		0.00 ‡		—		—

Long Duration Fixed Income Portfolio (Commencement of Class P Operations 7/21/06)
2009	$		$			$		$		$		$
2008		10.32		0.44			(0.37)		0.07		(0.47)		—
2007		10.48		0.46			(0.19)		0.27		(0.40)		(0.03)
2006		10.00		0.09			0.39		0.48		—		—

Municipal Portfolio (Commencement of Class P Operations 6/20/07)
2009	$		$			$		$		$		$
2008		12.82		0.57			(1.24)		(0.67)		(0.52)		(0.05)
2007		12.69		0.24			0.02		0.26		(0.13)		—

68

Fixed Income Portfolios Prospectus

January 29, 2010

Class P

	Total Distributions		Redemption fees			Net Asset Value End of Period		Total Return***		Net Assets End of Period (thousands)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Core Fixed Income Portfolio (Commencement of Class P Operations 3/01/99)
2009	$		$			$			%	$			%		%		%
2008		(0.49)		0.00	‡		9.12	(10.68)%			487	0.74	#+	4.87	#+	306
2007		(0.50)		0.00	‡		10.71	4.53			11,805	0.74	#+	4.58	#+	107
2006		(0.67)		0.00	‡		10.74	3.55			9,812	0.75	#	3.43	#	139
2005		(0.61)		—			11.03	4.01			9,954	0.75	#	3.37	#	236

Core Plus Fixed Income Portfolio (Commencement of Class P Operations 11/07/96)
2009	$		$			$			%	$			%		%		%
2008		(0.52)		0.00	‡		9.40	(13.23)%			97,823	0.70	#++	5.87	#++	320
2007		(0.62)		0.00	‡		11.38	4.42			137,733	0.69	++	4.84	++	139
2006		(0.60)		0.00	‡		11.50	3.97			126,683	0.69		4.00		142
2005		(0.52)		—			11.67	4.49			112,716	0.70		3.79		180

International Fixed Income Portfolio (Commencement of Class P Operations 9/28/07)
2009	$		$			$			%	$			%		%		%
2008		(0.79)		0.00	‡		10.64	4.31%			1,174	0.85	+++	2.67	+++	74
2007		—		—			11.08	—			1,236	1.45	*+++	1.39	*+++	82	**

Investment Grade Fixed Income Portfolio (Commencement of Class P Operations 5/20/02)
2009	$		$			$			%	$			%		%		%
2008		(0.50)		0.00	‡		9.60	(9.60)%			842	0.67	#++	5.01	#++	325
2007		(0.58)		0.00	‡		11.14	4.56			1,177	0.65	#++	4.59	#++	124
2006		(0.59)		0.00	‡		11.21	3.59			778	0.65	#	3.46	#	154
2005		(0.61)		—			11.42	4.23			1,190	0.65	#	3.55	#	240

Limited Duration Portfolio (Commencement of Class P Operations 9/28/07)
2009	$		$			$			%	$			%		%		%
2008		(0.48)		—			8.00	(17.77)%			294	0.68	++++	4.95	++++	20
2007		—		0.00	‡		10.24	—			1,020	0.59	*++++	5.38	*++++	56	**

Long Duration Fixed Income Portfolio (Commencement of Class P Operations 7/21/06)
2009	$		$			$			%	$			%		%		%
2008		(0.47)		—			9.92	0.61%			496	0.74	#++	4.18	#++	63
2007		(0.43)		—			10.32	2.72			516	0.75	#++	4.48	#++	49
2006		—		—			10.48	4.80	**		524	0.75	*#	4.40	*#	7	**

Municipal Portfolio (Commencement of Class P Operations 6/20/07)
2009	$		$			$			%	$			%		%		%
2008		(0.57)		—			11.58	(5.44)%			51,780	0.74	#+++++	4.58	#+++++	43
2007		(0.13)		0.00	‡		12.82	2.02	**		9,945	0.73	*#+++++	6.66	*#+++++	29	**

69

Class H

	Net Asset Value Beginning of Period		Net Investment Income†		Net Gains or Losses on Securities (realized and unrealized)		Total from Investment Operations		Dividend Distributions (net investment income)		Capital Gain Distributions (realized net gains)

International Fixed Income Portfolio (Commencement of Class H Operations 1/02/08)
2009	$		$		$		$		$		$
2008		10.89		0.07		(0.36)		(0.29)		(0.05)		—

Investment Grade Fixed Income Portfolio (Commencement of Class H Operations 1/02/08)
2009	$		$		$		$		$		$
2008		11.15		0.21		(1.68)		(1.47)		(0.15)		—

Municipal Portfolio (Commencement of Class H Operations 1/02/08)
2009	$		$		$		$		$		$
2008		12.70		0.42		(1.20)		(0.78)		(0.34)		—

Class L

	Net Asset Value Beginning of Period		Net Investment Income†		Net Gains or Losses on Securities (realized and unrealized)		Total from Investment Operations		Dividend Distributions (net investment income)		Capital Gain Distributions (realized net gains)

International Fixed Income Portfolio (Commencement of Class L Operations 6/16/08)
2009	$		$		$		$		$		$
2008		$10.94		$0.07		$(0.39)		$(0.32)		—		—

Investment Grade Fixed Income Portfolio (Commencement of Class L Operations 6/16/08)
2009	$		$		$		$		$		$
2008		$10.12		$0.12		$(0.60)		$(0.48)		$(0.01)		—

Municipal Portfolio (Commencement of Class L Operations 6/16/08)
2009	$		$		$		$		$		$
2008		$12.45		$0.13		$(0.91)		$(0.78)		$(0.12)		—

70

Fixed Income Portfolios Prospectus

January 29, 2010

Class H

	Total Distributions		Redemption fees			Net Asset Value End of Period		Total Return***		Net Assets End of Period (thousands)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

International Fixed Income Portfolio (Commencement of Class H Operations 1/02/08)
2009	$		$			$			%	$			%		%		%
2008		(0.05)		—			10.55	(2.70	)**		120	2.69	*+	0.88	*+	74	**

Investment Grade Fixed Income Portfolio (Commencement of Class H Operations 1/02/08)
2009	$		$			$			%	$			%		%		%
2008		(0.15)		—			9.53	(13.21	)**		85	2.98	*++	2.71	*++	325	**

Municipal Portfolio (Commencement of Class H Operations 1/02/08)
2009	$		$			$			%	$			%		%		%
2008		(0.34)		0.00	‡		11.58	(6.31	)**		8,593	0.80	#*+++	4.56	#*+++	43	**

Class L

	Total Distributions		Redemption fees			Net Asset Value End of Period		Total Return***		Net Assets End of Period (thousands)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

International Fixed Income Portfolio (Commencement of Class L Operations 6/16/08)
2009	$		$			$			%	$			%		%		%
2008		—		—			10.62	(2.93	)**		110	1.16	*+	2.29	*+	74	**

Investment Grade Fixed Income Portfolio (Commencement of Class L Operations 6/16/08)
2009	$		$			$			%	$			%		%		%
2008		(0.01)		—			9.63	(4.73	)**		58	1.15	*++	4.34	*++	325	**

Municipal Portfolio (Commencement of Class L Operations 6/16/08)
2009	$		$			$			%	$			%		%		%
2008		(0.12)		0.00	‡		11.55	(6.33	)**		17,517	0.97	#*+++	3.92	#*+++	43	**

71

Class I

Notes to the Financial Highlights

#

For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets, including these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007		2006		2005

Core Fixed Income		0.53	%+	0.54	%+	0.56%		0.53%

Core Plus Fixed Income		0.45	++	N/A		N/A		N/A

Intermediate Duration		0.52	+++	N/A		N/A		N/A

International Fixed Income		0.61	++++	N/A		N/A		N/A

Limited Duration		0.43	++	N/A		N/A		N/A

Long Duration Fixed Income		0.75	++	0.94	++	1.52	*	N/A

Municipal		0.50	+++++	N/A		N/A		N/A

	Ratio of Net Investment Income (Loss) to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007		2006		2005

Core Fixed Income		5.07	%+	4.78	%+	3.65%		3.59%

Core Plus Fixed Income		6.13	++	N/A		N/A		N/A

Intermediate Duration		4.36	+++	N/A		N/A		N/A

International Fixed Income		2.94	++++	N/A		N/A		N/A

Limited Duration		5.22	++	N/A		N/A		N/A

Long Duration Fixed Income		4.18	++	4.29	++	3.64	*	N/A

Municipal		4.79	+++++	N/A		N/A		N/A

†	Per share amount is based on average shares outstanding.

‡	Amount is less than $0.005 per share.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01% for both years.

++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01% and less than 0.005% for the years ended September 30, 2008 and September 30, 2007, respectively.

+++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.02% and less than 0.005% for the years ended September 30, 2008 and September 30, 2007, respectively.

++++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005% for the years ended September 30, 2008 and September 30, 2007, respectively.

+++++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01% and less than 0.005% for the years ended September 30, 2008 and September 30, 2007, respectively.

*	Annualized

**	Not annualized

***	Calculated based on the net asset value as of the last business day of the period.

Investment Class

Notes to the Financial Highlights

†	Per share amount is based on average shares outstanding.

‡	Amount is less than $0.005 per share.

+

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01% and less than 0.005% for the years ended September 30, 2008 and September 30, 2007, respectively.

++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.02% and approximately 0.01% for the years ended September 30, 2008 and September 30, 2007, respectively.

*	Only available in conjunction with the Morgan Stanley Stable Value Fund.

***	Calculated based on the net asset value as of the last business day of the period.

72

Fixed Income Portfolios Prospectus

January 29, 2010

Class P

Notes to the Financial Highlights

#

For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets, including these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007		2006		2005

Core Fixed Income		0.78	%+	0.79	%+	0.81%		0.78%

Core Plus Fixed Income		0.70	++	N/A		N/A		N/A

Investment Grade Fixed Income		0.77	++	0.75	++	0.75		0.75

Long Duration Fixed Income		1.00	++	1.19	++	1.77	*	N/A

Municipal		0.76	+++++	0.99	*+++++	N/A		N/A

	Net Investment Income (Loss) to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007		2006		2005

Core Fixed Income		4.84	%+	4.54	%+	3.37%		3.34%

Core Plus Fixed Income		5.87	++	N/A		N/A		N/A

Investment Grade Fixed Income		4.91	++	4.49	++	3.36		3.45

Long Duration Fixed Income		3.92	++	4.04	++	3.39	*	N/A

Municipal		4.56	+++++	6.41	*+++++	N/A		N/A

†	Per share amount is based on average shares outstanding.

‡	Amount is less than $0.005 per share.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01% for both years.

++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01% and less than 0.005% for the years ended September 30, 2008 and September 30, 2007, respectively.

+++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005% and approximately 0.03% for the years ended September 30, 2008 and September 30, 2007, respectively.

++++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01% and 0.06% for the year ended September 30 2008 and for the period ended September 30, 2007, respectively.

+++++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01% and 0.02% for the year ended September 30, 2008 and for the period ended September 30, 2007, respectively.

*	Annualized

**	Not annualized

***	Calculated based on the net asset value as of the last business day of the period.

73

Class H

Notes to the Financial Highlights

#

For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolio from exceeding voluntary expense limitations. For the period ended September 30, the Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets, including these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008

Municipal		0.79	*+++

	Ratio of Net Investment Income (Loss) to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008

Municipal		4.55	*+++

†	Per share amount is based on average shares outstanding.

‡	Amount is less than $0.005 per share.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.

++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01%.

+++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01%.

*	Annualized

**	Not annualized

***	Calculated based on the net asset value as of the last business day of the period.

Class L

Notes to the Financial Highlights

#

For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolio from exceeding voluntary expense limitations. For the period ended September 30, the Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets, including these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008

Municipal		0.98	*+++

	Ratio of Net Investment Income (Loss) to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008

Municipal		3.91	*+++

†	Per share amount is based on average shares outstanding.

‡	Amount is less than $0.005 per share.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.

++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01%.

+++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.01%.

*	Annualized

**	Not annualized

***	Calculated based on the net asset value as of the last business day of the period.

74

Where to Find Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated January 29, 2010, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semi-Annual Reports to Shareholders (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports, may be obtained from the Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-03980.

Morgan Stanley Institutional Fund Trust
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investment Results are available at
www.morganstanley.com/im.

IFTFIPRO 01/10

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Prospectus

January 29, 2010

Share Class	Ticker Symbol

Class I	MPBAX

Investment Class	MABIX

Class P	MBAAX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Balanced Portfolio Prospectus

January 29, 2010

Portfolio Summary

Objective

The Balanced Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I		Investment Class^		Class P

Advisory Fee	0.450%		0.450%		0.450%

Distribution and/or Service (12b-1) Fee	None		None		0.25%

Shareholder Servicing Fee	None		0.15%		None

Other Expenses	[ ]	%	[ ]	%	[ ]	%

Acquired Fund Fees & Expenses	[ ]	%††	[ ]	%††	[ ]	%††

Total Annual Portfolio Operating Expenses	[ ]	%	[ ]	%	[ ]	%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years

Class I	$[ ]	$[ ]	$[ ]	$[ ]

Investment Class^	$[ ]	$[ ]	$[ ]	$[ ]

Class P	$[ ]	$[ ]	$[ ]	$[ ]

^	Only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.

††

The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. “Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Fund (including any current waivers and expense limitations) for the fiscal year ended September 30, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in a mix of equity and fixed income securities. The Portfolio normally invests 45% to 75% of its assets in equity securities and 25% to 55% of its assets in fixed income securities. The Portfolio may invest up to 30% of its assets in securities of foreign issuers, including issuers located in emerging market or developing countries. Morgan Stanley Investment Management Inc. (the “Adviser”) determines the Portfolio’s equity and fixed income investment strategies separately and then determines the mix of those strategies that it believes will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities. The Adviser also measures various types of risk by monitoring the level of real interest rates and credit risk.

The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio’s equity securities generally will be common stocks of large corporations with market capitalizations generally greater than $1 billion. The Portfolio’s fixed income investments generally will include mortgage securities and high yield securities (commonly referred to as “junk bonds”). The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, inverse floaters, collateralized mortgage obligations (“CMOs”), asset-backed securities, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

morganstanley.com/im | 1

Derivative instruments used by the Portfolio will be counted towards investment percentage policies discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Common Stock. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. A portion of the Portfolio’s fixed income securities may be rated below investment grade.

• Lower Rated Fixed-Income Securities (“Junk Bonds”). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio’s return. Investments in TBAs may give rise to a form of leverage and may cause the Portfolio’s turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year-to-year and by showing how the Portfolio’s average annual returns for the past 1, 5 and 10 year periods and since inception compare with those of indices of similar securities, over time. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

The bar chart shows the performance of the Portfolio’s Class I shares year-by-year and best and worst performance for a quarter; the performance of the other Classes will differ because the Classes have different ongoing fees.

High Quarter	[ ]/[ ]/[ ]	[ ]%

Low Quarter	[ ]/[ ]/[ ]	[ ]%

2

Average Annual Total Returns
(as of 12/31/09)

	Past One Year	Past Five Years	Past Ten Years	Since Inception

Class I1—Return before Taxes	%	%	%	%

Class I—Return after Taxes on Distributions	%	%	%	%

Class I—Return after Taxes on Distributions and Sale of Fund Shares	%	%	%	%

Investment Class[1]—Return before Taxes	%	%	%	%

Class P1—Return before Taxes	%	%	%	%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2,5]	%	%	%	%[7]

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)[3,5]	%	%	%	%[7]

60/40 Blended Index (reflects no deduction for fees, expenses or taxes)[4,5]	%	%	%	%[7]

Lipper Mixed Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)[6]	%	%	%	%[7]

[1]	Class I commenced operations on December 31, 1992. Investment Class commenced operations on April 3, 1997. Class P commenced operations on November 1, 1996.

[2]

The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy.

[3]

The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.

[4]	The 60/40 Blended Index is comprised of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Index.

[5]

An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

[6]

The Lipper Mixed Asset Target Allocation Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mixed Asset Target Allocation Growth Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently 30 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Mixed Asset Target Allocation Growth Funds classification.

[7]	Since Inception reflects the inception date of Class I.

The after-tax returns shown in the table above are only for the Portfolio’s Class I shares and are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio’s other Class will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Global Asset Allocation team and the Taxable Fixed Income team manage the Portfolio. Information about the current members of the teams jointly and primarily responsible for the day-today management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio

Francine J. Bovich	Managing Director	June 2002

Henry McVey	Managing Director	June 2009

W. David Armstrong	Managing Director	January 2005

Sanjay Verma	Managing Director	August 2008

Purchase and Sale of Fund Shares

The Portfolio offers investors three Classes of shares: Class I, Investment Class and Class P. The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for each of Investment Class shares and Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the “Purchasing Shares—Share Class Arrangements” and “—Other Purchase Information” sections beginning on page 14 of this Prospectus.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive your redemption request.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Fund Trust (the “Fund”) or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent at 1-800-548-7786. You may sell Fund shares, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to JPMorgan Chase Bank, N.A. (the “Custodian”). For more information, please refer to the “Purchasing Shares” and “Redeeming Shares” sections beginning on pages 14 and 15, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Balanced Portfolio Prospectus

January 29, 2010

Details of the Portfolio

Objective

The Balanced Portfolio seeks above-average total return over a market cycle of three to five years.

Approach

The Portfolio invests in a mix of equity and fixed income securities. The Portfolio normally invests 45% to 75% of its assets in equity securities and 25% to 55% of its assets in fixed income securities. The Portfolio may invest up to 30% of its assets in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio’s equity securities generally will be common stocks of large corporations with market capitalizations generally greater than $1 billion. The Portfolio’s fixed income investments generally will include mortgage securities and high yield securities (commonly referred to as “junk bonds”). The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Portfolio may invest up to 10% of its assets in real estate investment trusts (“REITs”). The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade at the time of purchase. In addition, the Portfolio may invest in convertible securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, inverse floaters, CMOs, asset-backed securities, and other related instruments and techniques. The Fund may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Process

The Adviser determines the Portfolio’s equity and fixed income investment strategies separately and then determines the mix of those strategies that it believes will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities. The Adviser also measures various types of risk by monitoring the level of real interest rates and credit risk. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flow and other fundamentals, as well as high valuations relative to the Portfolio’s potential investment universe.

Derivative instruments used by the Portfolio will be counted toward the investment percentage policies discussed above to the extent they have economic characteristics similar to the securities included within those policies.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration

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Details of the Portfolio (Cont’d)

measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates.

The Portfolio’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. Rates of prepayment faster or slower than anticipated by the Adviser could result in reduced yields, increased volatility and/or reductions in net asset value. The Portfolio’s return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio’s mortgage securities.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

At various times, some asset classes will perform better or worse than others. There is a risk that the Portfolio could invest too much or too little in particular asset classes, which could adversely affect the Portfolio’s overall performance.

REITs pool investors’ funds for investments primarily in real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing return to the Portfolio on its investment in such company.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Information About the Portfolio’s Investment Strategies and Related Risks” for further information about these and other risks of investing in the Portfolio.

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Balanced Portfolio Prospectus

January 29, 2010

Additional Information About the Portfolio’s Investment Strategies and Related Risks

This section discusses additional information relating to the Portfolio’s investment strategies, other types of investments that the Portfolio may make and related risk factors. The Portfolio’s investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, American Depositary Receipts (“ADRs”), rights, warrants and shares of investment companies. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over-the-counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. For purposes of the Portfolio, companies traded on a U.S. exchange include companies listed on Nasdaq.

ADRs are U.S. dollar-denominated securities that represent claims to shares of foreign stocks. The Portfolio treats ADRs as U.S. securities for purposes of foreign investment limitations.

Growth stocks generally have higher growth rates, betas and price/earnings ratios, and lower yields than the stock market in general as measured by an appropriate stock market index. Value stocks are stocks that are deemed by the Adviser to be undervalued relative to the stock market in general. The Adviser makes value decisions guided by the appropriate market index, based on value characteristics such as price/earnings and price/book ratios. Value stocks generally are dividend paying common stocks. However, non-dividend paying stocks also may be selected for their value characteristics.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

IPOs

The Portfolio may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a greater impact upon the Portfolio’s total returns during any period that the Portfolio has a small asset base. As the Portfolio’s assets grow, any impact of IPO investments on the Portfolio’s total return may decline.

Fixed Income Securities

Fixed income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities (“agencies”), corporate bonds and notes, asset-backed securities, mortgage securities, high yield securities, municipal

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bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

These securities are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers.

Fixed income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Portfolio may have to reinvest the proceeds at a lower rate of interest.

Duration

The average duration of a portfolio of fixed income securities represents its exposure to changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration.

Structured Products

The Portfolio may invest a portion of its assets in structured investments, structured notes and other types of similarly structured products consistent with the Portfolio’s investment objectives and policies. Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments or referencing an indicator related to such investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator.

The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments or referenced indicator could result in a relatively large loss in the value of a structured product. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Portfolio may have the right to receive payments to which it is entitled only from the structured product, and generally does not have direct rights against the issuer. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured vehicles generally pay their share of the investment vehicle’s administrative and other expenses. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio’s illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Investments in structured notes involve risks, including interest rate risk, credit risk and market risk. Where the Portfolio’s investments in structured notes are based upon the movement of

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Balanced Portfolio Prospectus

January 29, 2010

one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

High Yield Securities

Fixed income securities that are not investment grade are commonly referred to as “junk bonds” or high yield, high risk securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

Mortgage Securities

These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. Mortgage securities are subject to prepayment risk—the risk that, as interest rates fall, borrowers will refinance their mortgages and “prepay” principal. A portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of the Portfolio’s mortgage securities, resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

The Portfolio may invest in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities are either direct obligations of the U.S. government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although it is not legally required to extend credit to the agency or instrumentality. Certain of the U.S. government securities purchased by the Portfolio, such as those issued by the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration are backed by the full faith and credit of the United States. Certain of the U.S. government securities purchased by the Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

To the extent the Portfolio invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Portfolio may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

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An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

The Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to appear higher.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect an investing portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

The Portfolio may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principle and/or pay interest when due in accordance with the terms of such obligations.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward or futures contract with the value of

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Balanced Portfolio Prospectus

January 29, 2010

securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Securities

Investing in emerging market securities enhances the risks of foreign investing. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments by foreign investors.

Public Bank Loans

Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. Bank loans are usually second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, so that the company is required to pay down these second lien loans prior to other lower-ranked claims on their assets. Bank loans normally pay interest at floating rates, and as a result, may protect investors from increases in interest rates.

Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the payment obligations of the senior secured obligations of the borrower. These bank loans may exhibit greater price volatility as well.

Derivatives

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives

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involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction.
Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as “credit default swaps.” Where the Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the

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Balanced Portfolio Prospectus

January 29, 2010

Portfolio Holdings

seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.

CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively “Mortgage Assets”). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Portfolio may invest in any class of CMO.

The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Portfolio could sustain a loss.

Inverse Floaters. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in fixed income securities for temporary defensive purposes that may be inconsistent with the Portfolio’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, the defensive investments may adversely affect the Portfolio’s performance. Using defensive investments could cause the Portfolio to fail to meet its investment objective.

A description of the policies and procedures of the Fund with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

13

Purchasing Shares

Share Class Arrangements

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Investment Class shares and $1,000,000 for Class P shares of the Portfolio. Investment Class shares are only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.

Class I shares are not subject to either a distribution fee or a shareholder servicing fee. Investment Class shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.15% of the Portfolio’s average daily net assets attributable to Investment Class shares. Class P shares are subject to a monthly service fee at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Class P shares.

General

Shares of the Portfolio may be purchased directly from Morgan Stanley Institutional Fund Trust or through a financial intermediary. Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions.

Shares of the Portfolio may, in the Fund’s discretion, be purchased with investment securities (in lieu of, or in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for shares of the Portfolio.

Shares of the Portfolio may be purchased at the NAV next determined after we receive your purchase order. The NAV of the Portfolio is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund may, however, elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolio’s securities trade are open, in which case the NAV of the Portfolio will be determined as of the close of such primary securities markets.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes designation of an anti-money laundering compliance officer.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by Morgan Stanley Services, the Fund’s transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund Trust.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire

You may purchase shares of the Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMorgan Chase & Co.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #910-2-734143
Attn: Morgan Stanley Institutional Fund
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

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Balanced Portfolio Prospectus

January 29, 2010

Additional Investments

You may make additional investments of shares at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Fund Trust) to Morgan Stanley Services at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above.

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. The minimum initial investment in Class I shares or Class P shares may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the Independent Trustees of the Fund; and clients who owned Portfolio shares as of December 31, 2007. The Fund, in its sole discretion, may waive the minimum initial investment amount for Investment Class shares in certain cases. If the value of your account falls below the minimum initial investment amount for Class I shares, Class P shares or Investment Class shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Certain patterns of past exchanges and/or purchase or sale transactions involving the Portfolio may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder’s account being closed. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. Purchases of the Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

Redeeming Shares

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of the Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order. If you are redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions.

By Mail

Requests should be addressed to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) The share certificates, if issued;

(c) Any required signature guarantees; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

15

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that redemption instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this Prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

The Fund will ordinarily pay redemption proceeds within seven business days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the NYSE is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission (the “Commission”). The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolio’s securities trade are open, in which case the NAV of the Portfolio will be determined as of the close of such primary securities markets.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Redemptions paid in investment securities will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as “market-timing” or “short-term trading” and may present risks for other shareholders of the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares held by long-term shareholders, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s net asset value is calculated (“time-zone arbitrage”). For example, a market-timer may purchase shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s net asset value calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other

16

Balanced Portfolio Prospectus

January 29, 2010

things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). Investments in certain fixed income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies.

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Fund’s policies with respect to purchases, exchanges and redemptions of shares are described in the “Purchasing Shares,” “General Shareholder Information” and “Redeeming Shares” sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund’s policies regarding frequent trading of shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund’s policies with respect to frequent purchases, exchanges and redemptions of shares.

Omnibus accounts generally do not identify customers’ trading activity to the Fund on an individual ongoing basis. Therefore, with respect to trades that occur through omnibus accounts at financial intermediaries, to some extent, the Fund relies on the financial intermediary to monitor frequent short-term trading within the Fund by the financial intermediary’s customers. However, the Fund or the Distributor has entered into agreements with financial intermediaries whereby intermediaries are required to provide certain customer identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activities.

General Shareholder Information

Valuation of Shares

The price of the Portfolio’s shares (NAV) is based on the value of the Portfolio’s securities. The NAV of the Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund may, however, elect to remain open and price shares of the Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolio’s securities trade remain open, in which case the NAV of the Portfolio will be determined as of the close of such primary securities markets.

The Portfolio values its securities at market value. When no market quotations are readily available for securities, including circumstances under which the Adviser determines that a security’s market price is not accurate, we will determine the value for those securities in good faith at fair value using methods approved by the Fund’s Board of Trustees. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s net asset value will reflect certain portfolio securities’ fair value rather than their market price.

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to

17

securities that are primarily listed on foreign exchanges, the values of the Portfolio’s portfolio securities may change on days when you will not be able to purchase or sell your shares.

The NAV of each Class of shares may differ from that of other classes because of class-specific expenses that each class may pay and the shareholder servicing fees charged to Investment Class and Class P shares.

Exchange Privilege

You may exchange shares of any Portfolio of the Fund for the same Class of shares of other available portfolios of the Fund. In addition, you may exchange the Portfolio’s Class P shares for Class P Shares of available portfolios of Morgan Stanley Institutional Fund, Inc. and the Portfolio’s Class I shares for Class I Shares of available portfolios of Morgan Stanley Institutional Fund, Inc. Exchanges are based on the shares’ respective NAVs.

To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your financial intermediary. If you purchased Portfolio shares through a financial intermediary, certain portfolios may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Tax Considerations

As with any investment, you should consider how your Portfolio investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Portfolio. Unless your investment in the Portfolio is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Portfolio makes distributions and when you sell shares, including an exchange to another Morgan Stanley Fund.

Taxation of Distributions. Your distributions normally are subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Portfolio. Under current law, a portion of the income dividends you receive may be taxed at the same rates as long-term capital gains. However, even if income received in the form of income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you will not be permitted to offset income dividends with capital losses. Short term capital gain distributions will continue to be taxed at ordinary income taxes.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such portfolios from U.S. corporations.

Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes. If more than 50% of the Portfolio’s assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to pass through to you for foreign tax credit purposes the amount of foreign income taxes that it paid.

18

Balanced Portfolio Prospectus

January 29, 2010

Every January, you will be sent a statement (Internal Revenue Service (“IRS”) Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Taxation of Sales. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Morgan Stanley Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your shares.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding at a rate of 28% (as of the date of this Prospectus) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income for such year.

Dividends and Distributions

The Portfolio normally declares dividends and distributes substantially all of its net investment income to shareholders quarterly.

If any net gains are realized from the sale of underlying securities, the Portfolio normally distributes the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the Portfolio unless you elect otherwise. If you want to change how your dividends are paid, you must notify the Fund in writing.

19

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $[     ] billion in assets under management or supervision.

The Adviser makes investment decisions for the Fund’s Portfolio and places the Portfolio’s purchase and sales orders. The Portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The table below shows the Adviser’s annual contractual rate of compensation and the actual rate of compensation as a percentage of the Portfolio’s daily net assets for the Fund’s 2009 fiscal year.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Fund’s annual report to shareholders for the fiscal year ended September 30, 2009.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2009 Actual Compensation Rate

Balanced	0.450%	[ ]	%

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Balanced Portfolio Prospectus

January 29, 2010

Portfolio Management

The Portfolio’s assets are managed within the Global Asset Allocation and Taxable Fixed Income teams. The teams consist of portfolio managers and analysts.

Francine J. Bovich and Henry McVey, each a Managing Director of the Adviser, are current members of the Global Asset Allocation team primarily responsible for the day-to-day management of the Portfolio. Ms. Bovich has been associated with the Adviser in an investment management capacity since 1993. Mr. McVey has been associated with the Adviser in an investment management capacity since June 2009. Mr. McVey was a portfolio manager for Fortress Investment Group LLC from September 2007 to May 2009. Prior to September 2007, Mr. McVey worked as the Chief U.S. Investment Strategist for Morgan Stanley.

Current members of the Taxable Fixed Income team jointly and primarily responsible for the day-to-day management of the fixed income allocation portion of the Portfolio are W. David Armstrong and Sanjay Verma, each a Managing Director of the Adviser. Mr. Armstrong has been associated with the Adviser in an investment management capacity since 1998. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc. (“MSDI”), a wholly-owned subsidiary of the Adviser. MSDI has entered into arrangements with certain financial intermediaries who may accept purchase and redemption orders for shares of the Portfolio on its behalf.

Shareholder Service Plan (Investment Class)

The Fund has adopted a Shareholder Service Plan (the “Investment Class Service Plan”) for the Portfolio’s Investment Class shares. Under the Investment Class

Service Plan, the Portfolio pays the Distributor a monthly shareholder servicing fee at an annual rate of up to 0.15% of the Portfolio’s average daily net assets attributable to Investment Class shares. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Investment Class shares. Shareholder servicing fees relate solely to the Investment Class of the Portfolio and will reduce the net investment income and total return of the Investment Class shares of the Portfolio.

Shareholder Services Plan (Class P)

The Fund has adopted a Shareholder Services Plan for the Portfolio’s Class P shares pursuant to Rule 12b-1 under the 1940 Act (the “Class P Service Plan”). Under the Class P Service Plan, the Portfolio may pay to the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or intermediaries a monthly service fee at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Class P shares. The Distributor may direct that all or any part of this fee be paid directly to its affiliates or other broker-dealers, financial institutions and/or intermediaries that provide shareholder services. Over time the shareholder servicing fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Information

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers or other service providers in connection with the sale or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolio over other investment options. Any such payments will not change the net asset value or the price of Portfolio shares. For more information, please see the Fund’s SAI.

21

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of the Portfolio for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Past performance does not indicate future results. The financial highlights for the fiscal years ended

September 30, 2005, September 30, 2006, September 30, 2007, September 30, 2008 and September 30, 2009 have been audited by the Fund’s independent registered public accounting firm. [          ] unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Class I

	Net Asset Value Beginning of Period		Net Investment Income†		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Dividend Distributions (net investment income)		Total Distributions

Balanced Portfolio (Commencement of Class I Operations 12/31/92)
2009	$		$		$		$		$		$
2008		14.69		0.38		(2.84)		(2.46)		(0.36)		(0.36)
2007		12.63		0.32		2.00		2.32		(0.26)		(0.26)
2006		11.95		0.25		0.72		0.97		(0.29)		(0.29)
2005		10.90		0.24		1.09		1.33		(0.28)		(0.28)

Investment Class

	Net Asset Value Beginning of Period		Net Investment Income†		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Dividend Distributions (net investment income)		Total Distributions

Balanced Portfolio (Commencement of Investment Class Operations 4/03/97)
2009	$		$		$		$		$		$
2008		14.67		0.35		(2.83)		(2.48)		(0.34)		(0.34)
2007		12.61		0.30		2.00		2.30		(0.24)		(0.24)
2006		11.93		0.23		0.72		0.95		(0.27)		(0.27)
2005		10.89		0.22		1.08		1.30		(0.26)		(0.26)

Class P

	Net Asset Value Beginning of Period		Net Investment Income†		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Dividend Distributions (net investment income)		Total Distributions

Balanced Portfolio (Commencement of Class P Operations 11/01/96)
2009	$		$		$		$		$		$
2008		14.66		0.32		(2.81)		(2.49)		(0.33)		(0.33)
2007		12.61		0.29		1.98		2.27		(0.22)		(0.22)
2006		11.93		0.22		0.72		0.94		(0.26)		(0.26)
2005		10.88		0.22		1.08		1.30		(0.25)		(0.25)

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Balanced Portfolio Prospectus

January 29, 2010

Class I
	Redemption Fees			Net Asset Value End of Period		Total Return††		Net Assets End of Period (thousands)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Balanced Portfolio (Commencement of Class I Operations 12/31/92)
2009	$			$			%	$			%		%		%
2008		0.00‡			11.87	(17.02)			40,799	0.57	#+	2.66	#+	148
2007		0.00‡			14.69	18.57			310,886	0.61	+	2.35	+	60
2006		0.00‡			12.63	8.21			256,754	0.60		2.02		71
2005		—			11.95	12.33			236,730	0.62		2.11		111

Investment Class

	Redemption Fees			Net Asset Value End of Period		Total Return††		Net Assets End of Period (thousands)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Balanced Portfolio (Commencement of Investment Class Operations 4/03/97)
2009	$			$			%	$			%		%		%
2008		0.00	‡		11.85	(17.17)			4,141	0.79	+	2.50	+	148
2007		0.00	‡		14.67	18.43			5,103	0.76	+	2.21	+	60
2006		0.00	‡		12.61	8.07			4,102	0.75		1.87		71
2005		—			11.93	12.09			3,706	0.77		1.95		111

Class P

	Redemption Fees			Net Asset Value End of Period		Total Return††		Net Assets End of Period (thousands)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Balanced Portfolio (Commencement of Class P Operations 11/01/96)
2009	$			$			%	$			%		%		%
2008		0.00	‡		11.84	(17.26)			32,398	0.90	#+	2.35	#+	148
2007		0.00	‡		14.66	18.23			31,183	0.87	+	2.11	+	60
2006		0.00	‡		12.61	7.96			36,870	0.85		1.77		71
2005		—			11.93	12.05			37,863	0.87		1.90		111

23

            Class I

            Notes to the Financial Highlights

#

For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the portfolio from exceeding voluntary expense limitations. For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets, including these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007	2006	2005
Balanced		0.58	%+	N/A	N/A	N/A

	Ratio of Net Investment Income (Loss) to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007	2006	2005
Balanced		2.65	%+	N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.

‡	Amount is less than $0.005 per share.

††	Calculated based on the net asset value as of the last business day of the period.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.05% and less than 0.005% for the years ended September 30, 2008 and September 30, 2007, respectively.

            Investment Class

            Notes to the Financial Highlights

†	Per share amount is based on average shares outstanding.

‡	Amount is less than $0.005 per share.

††	Calculated based on the net asset value as of the last business day of the period.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.05% and less than 0.005% for the years ended September 30, 2008 and September 30, 2007, respectively.

            Class P

            Notes to the Financial Highlights

#

For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the portfolio from exceeding voluntary expense limitations. For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets, including these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007	2006	2005
Balanced		0.91	%+	N/A	N/A	N/A

	Ratio of Net Investment Income (Loss) to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007	2006	2005
Balanced		2.34	%+	N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.

‡	Amount is less than $0.005 per share.

††	Calculated based on the net asset value as of the last business day of the period.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.06% and less than 0.005% for the years ended September 30, 2008 and September 30, 2007, respectively.

24

Where to Find Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated January 29, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semi-Annual Reports to Shareholders (“Shareholder Reports”) that contain additional information about the Portfolio’s investments. In the Fund’s Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising of Portfolio, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports,

may be obtained from the Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-03980.

Morgan Stanley Institutional Fund Trust
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investment Results are available at
www.morganstanley.com/im.

IFTBALPRO 01/10

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Prospectus

January 29, 2010

Share Class	Ticker Symbol

Class I	MPEGX

Class P	MACGX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Mid Cap Growth Portfolio Prospectus

January 29, 2010

Portfolio Summary

Objective

The Mid Cap Growth Portfolio seeks long-term capital growth.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class P

Advisory Fee	0.500%		0.500%

Distribution and/or Service (12b-1) Fee	None		0.25%

Shareholder Servicing Fee	None		None

Other Expenses†	[ ]	%††	[ ] %††

Total Annual Portfolio Operating Expenses	[ ]	%	[ ] %

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years

Class I	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Class P	$ [ ]	$ [ ]	$ [ ]	$ [ ]

†	Other Expenses includes sub-transfer agency fees that are incurred on a class-by-class basis.

††

The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended September 30, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended September 30, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in common stocks of mid cap companies. The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and non-U.S. mid cap companies. In pursuing its investment objective, the Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Adviser selects issuers from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion. The Portfolio may also use derivative instruments as discussed below. These derivative instruments will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

morganstanley.com/im | 1

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Common Stock. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

• Mid Capitalization Companies. Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year-to-year and by showing how the Portfolio’s average annual returns for the past 1, 5 and 10 year periods and since inception compare with those of indices of similar securities, over time. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

The bar chart shows the performance of the Portfolio’s Class I shares year-by-year and best and worst performance for a quarter; the performance of the other Class will differ because the Classes have different ongoing fees.

High Quarter	[ ]/[ ]/[ ]	[ ]%

Low Quarter	[ ]/[ ]/[ ]	[ ]%

Average Annual Total Returns
(as of 12/31/09)

	Past One Year	Past Five Years	Past Ten Years	Since Inception

Class I1—Return before Taxes	%	%	%	%

Class I—Return after Taxes on Distributions	%	%	%	%

Class I—Return after Taxes on Distributions and Sale of Fund Shares	%	%	%	%

Class P1—Return before Taxes	%	%	%	%

Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[2]	%	%	%	%	[4]

Lipper Mid-Cap Growth Funds Index (reflects no deductions for taxes)[3]	%	%	%	%	[4]

[1]	Class I commenced operations on March 30, 1990. Class P commenced operations on January 31, 1997.

[2]

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.

[3]

The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently [30] funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Mid-Cap Growth Funds classification.

[4]	Since Inception reflects the inception date of Class I.

2

The after-tax returns shown in the table above are only for the Portfolio’s Class I shares and are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio’s other Class will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Growth team manages the Portfolio. Information about the current members of the Growth team jointly and primarily responsible for the day-today management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio

Dennis P. Lynch	Managing Director	January 2002

David S. Cohen	Managing Director	January 2002

Sam G. Chainani	Managing Director	June 2004

Alexander T. Norton	Executive Director	July 2005

Jason C. Yeung	Executive Director	September 2007

Armistead B. Nash	Executive Director	September 2008

Purchase and Sale of Fund Shares

The Portfolio offers investors two Classes of shares: Classes I and P. The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the “Purchasing Shares—Share Class Arrangements” and “—Other Purchase Information” sections beginning on page 10 of this Prospectus.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive your redemption request.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Fund Trust (the “Fund”) or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent at 1-800-548-7786. You may sell Fund shares, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to JPMorgan Chase Bank, N.A. (the “Custodian”). For more information, please refer to the “Purchasing Shares” and “Redeeming Shares” sections beginning on pages 10 and 11, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

morganstanley.com/im | 3

Details of the Portfolio

Objective

The Mid Cap Growth Portfolio seeks long-term capital growth.

Approach

The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and non-U.S. mid cap companies. The Adviser selects issuers from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion.

The Portfolio may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

Process

The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in common stocks of mid cap companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. In addition, the Portfolio may invest in convertible securities. The Portfolio may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

A company is considered to be a mid cap company if it has a total market capitalization at the time of purchase of $35 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser’s assessment as to the capitalization range of companies which possess the fundamental characteristics of mid cap companies. The

Portfolio may invest up to 10% of its assets in real estate investment trusts (“REITs”).

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

The Portfolio is subject to various risks that could adversely affect its net asset value and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These

4

Mid Cap Growth Portfolio Prospectus

January 29, 2010

Details of the Portfolio (Cont’d)

changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

REITs pool investors’ funds for investments primarily in real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing return to the Portfolio on its investment in such company.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Information About the Portfolio’s Investment Strategies and Related Risks” for further information about these and other risks of investing in the Portfolio.

5

Additional Information About the Portfolio’s Investment Strategies and Related Risks

This section discusses additional information relating to the Portfolio’s investment strategies, other types of investments that the Portfolio may make and related risk factors. The Portfolio’s investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, American Depositary Receipts (“ADRs”), rights, warrants and shares of investment companies. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over-the-counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. For purposes of the Portfolio, companies traded on a U.S. exchange include companies listed on Nasdaq.

ADRs are U.S. dollar-denominated securities that represent claims to shares of foreign stocks. The Portfolio treats ADRs as U.S. securities for purposes of foreign investment limitations.

Growth stocks generally have higher growth rates, betas and price/earnings ratios, and lower yields than the stock market in general as measured by an appropriate stock market index. Value stocks are stocks that are deemed by the Adviser to be undervalued relative to the stock market in general. The Adviser makes value decisions guided by the appropriate market index, based on value characteristics such as price/earnings and price/book ratios. Value stocks generally are dividend paying common stocks. However, non-dividend paying stocks also may be selected for their value characteristics.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

IPOs

The Portfolio may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a greater impact upon the Portfolio’s total returns during any period that the Portfolio has a small asset base. As the Portfolio’s assets grow, any impact of IPO investments on the Portfolio’s total return may decline.

Fixed Income Securities

Fixed income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed income securities include U.S. government securities, securities issued by federal or federally

6

Mid Cap Growth Portfolio Prospectus

January 29, 2010

sponsored agencies and instrumentalities (“agencies”), corporate bonds and notes, asset-backed securities, mortgage securities, high yield securities, municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

These securities are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers.

Fixed income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Portfolio may have to reinvest the proceeds at a lower rate of interest.

Duration

The average duration of a portfolio of fixed income securities represents its exposure to changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect an investing portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions

7

may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Securities

Investing in emerging market securities enhances the risks of foreign investing. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments by foreign investors.

Derivatives

The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause a

Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty

8

Mid Cap Growth Portfolio Prospectus

January 29, 2010

function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. [The Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as “credit default swaps.” Where the Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.]

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in fixed income securities for temporary defensive purposes that may be inconsistent with the Portfolio’s principal investment strategies, as described in the SAI. If the Adviser incorrectly predicts the effects of these changes, the defensive investments may adversely affect the Portfolio’s performance. Using defensive investments could cause the Portfolio to fail to meet its investment objective.

Portfolio Holdings

A description of the policies and procedures of Fund with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

9

Purchasing Shares

Share Class Arrangements

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolio.

Class I shares are not subject to either a distribution fee or a shareholder servicing fee. Class P shares are subject to a monthly service fee at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Class P shares.

General

Shares of the Portfolio may be purchased directly from the Fund or through a financial intermediary. Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions.

Shares of the Portfolio may, in the Fund’s discretion, be purchased with investment securities (in lieu of, or in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for shares of the Portfolio.

Shares of the Portfolio may be purchased at the NAV next determined after we receive your purchase order.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes designation of an anti-money laundering compliance officer.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account

Registration Form provided by Morgan Stanley Services, the Fund’s transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund Trust. c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund Trust.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire

You may purchase shares of the Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMorgan Chase & Co.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #910-2-734143
Attn: Morgan Stanley Institutional Fund
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

Additional Investments

You may make additional investments of shares at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Fund Trust) to Morgan Stanley Services at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above.

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. The minimum initial investment in Class I shares or Class P shares may be waived for certain investments, including sales through banks, broker-

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Mid Cap Growth Portfolio Prospectus

January 29, 2010

dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Trustees of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I shares or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Certain patterns of past exchanges and/or purchase or sale transactions involving the Portfolio may result in the Fund rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges and may result in a shareholder’s account being closed. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions.

Purchases of the Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

Redeeming Shares

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of the Portfolio will be redeemed at the NAV next determined after the request is received in good order. If you are redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions.

By Mail

Requests should be addressed to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) The share certificates, if issued;

(c) Any required signature guarantees; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of shares by calling the Fund at 1-800-548-7786 and requesting that the redemption

11

proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that redemption instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this Prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

The Fund will ordinarily pay redemption proceeds within seven business days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange (“NYSE”) is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission (the “Commission”).

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Redemptions paid in investment securities will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

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Mid Cap Growth Portfolio Prospectus

January 29, 2010

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as “market-timing” or “short-term trading” and may present risks for other shareholders of the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares held by long-term shareholders, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s net asset value is calculated (“time-zone arbitrage”). For example, a market-timer may purchase shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s net asset value calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”).

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Fund’s policies with respect to purchases, exchanges and redemptions of shares are described in the “Purchasing Shares,” “General Shareholder Information” and “Redeeming Shares” sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund’s policies regarding frequent trading of shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund’s policies with respect to frequent purchases, exchanges and redemptions of shares.

Omnibus accounts generally do not identify customers’ trading activity to the Fund on an individual ongoing basis. Therefore, with respect to trades that occur through omnibus accounts at financial intermediaries, to some extent, the Fund relies on the financial intermediary to monitor frequent short-term trading within the Fund by the financial intermediary’s customers. However, the Fund or the Distributor has entered into agreements with financial intermediaries whereby intermediaries are required to provide certain customer identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activities.

13

General Shareholder Information

Valuation of Shares

The price of the Portfolio’s shares (NAV) is based on the value of the Portfolio’s securities. The NAV of the Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

The Portfolio values its securities at market value. When no market quotations are readily available for securities, including circumstances under which the Adviser determines that a security’s market price is not accurate, we will determine the value for those securities in good faith at fair value using methods approved by the Fund’s Board of Trustees. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, a Portfolio’s net asset value will reflect certain portfolio securities’ fair value rather than their market price.

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of each Class of shares may differ from that of other classes because of class-specific expenses that each class may pay and the shareholder servicing fees charged to Class P shares.

Exchange Privilege

You may exchange shares of any portfolio of the Fund for the same Class of shares of other available portfolios of the Fund. In addition, you may exchange the Portfolio’s Class P shares for Class P Shares of available portfolios of Morgan Stanley Institutional Fund, Inc. and the Portfolio’s Class I shares for Class I

Shares of available portfolios of Morgan Stanley Institutional Fund, Inc. Exchanges are based on the shares’ respective NAVs.

To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your financial intermediary. If you purchased Portfolio shares through a financial intermediary, certain portfolios may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to Morgan Stanley Institutional Fund Trust. c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Tax Considerations

As with any investment, you should consider how your Portfolio investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Portfolio. Unless your investment in a Portfolio is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Portfolio makes distributions and when you sell shares, including an exchange to another Morgan Stanley Fund.

14

Mid Cap Growth Portfolio Prospectus

January 29, 2010

Taxation of Distributions. Your distributions normally are subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Portfolio. Under current law, a portion of the income dividends you receive may be taxed at the same rates as long-term capital gains. However, even if income received in the form of income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you will not be permitted to offset income dividends with capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such portfolios from U.S. corporations.

Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes. If more than 50% of the Portfolio’s assets are invested in foreign securities at the

Dividends and Distributions

The Portfolio normally declares dividends and distributes substantially all of its net investment income to shareholders annually.

If any net gains are realized from the sale of underlying securities, the Portfolio normally distributes the gains end of any fiscal year, the Portfolio may elect to pass through to you for foreign tax credit purposes the amount of foreign income taxes that it paid.

Every January, you will be sent a statement (Internal Revenue Service (“IRS”) Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Taxation of Sales. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Morgan Stanley Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your shares.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding at a rate of 28% (as of the date of this Prospectus) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income for such year.

with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the Portfolio unless you elect otherwise. If you want to change how your dividends are paid, you must notify the Fund in writing.

15

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $[ ] billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolio and places the Portfolio’s purchase and sales orders. The Portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation as a percentage of the Portfolio’s daily net assets for the Fund’s 2009 fiscal year.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Fund’s annual report to shareholders for the fiscal year ended September 30, 2009.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2009 Actual Compensation Rate
Mid Cap Growth	0.500%	[ ]	%

Portfolio Management

Mid Cap Growth Portfolio

The Portfolio’s assets are managed within the Growth team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, David S. Cohen and Sam G. Chainani, each a Managing Director of the Adviser, and Alexander T. Norton, Jason C. Yeung and Armistead B. Nash, each an Executive Director of the Adviser.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002. Mr. Nash has been associated with the Adviser in an investment management capacity since 2002.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani, Norton, Yeung

and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc. (“MSDI”), a wholly-owned subsidiary of the Adviser. MSDI has entered into arrangements with certain financial intermediaries who may accept purchase and redemption orders for shares of the Portfolio on its behalf.

Shareholder Services Plan (Class P)

The Fund has adopted a Shareholder Services Plan for the Portfolio’s Class P Shares pursuant to Rule 12b-1 under the 1940 Act (the “Class P Service Plan”). Under the Class P Service Plan, the Portfolio may pay to the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or intermediaries a

16

Mid Cap Growth Portfolio Prospectus

January 29, 2010

monthly service fee at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Class P Shares. The Distributor may direct that all or any part of this fee be paid directly to its affiliates or other broker-dealers, financial institutions and/or intermediaries that provide shareholder services. Over time the shareholder servicing fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Information

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers or other service providers in connection with the sale or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolio over other investment options. Any such payments will not change the net asset value or the price of Portfolio shares. For more information, please see the Fund’s SAI.

17

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of the Portfolio for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Past performance does not indicate future results. The financial highlights for the fiscal years ended September 30, 2005, September 30, 2006, September 30, 2007, September 30, 2008 and September 30, 2009 have been audited by [                          ], the Fund’s independent registered public accounting firm.

Class I

	Net Asset Value Beginning of Period		Net Investment Income†			Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Dividend Distributions (net investment income	)	Capital Gain Distributions (realized net gains		)

Mid Cap Growth Portfolio (Commencement of Class I Operations 3/30/90)
2009	$		$			$		$		$		$
2008		33.68		0.05	^		(9.58)		(9.53)		(0.16)		—
2007		25.21		0.17			8.42		8.59		(0.12)		—
2006		23.54		0.09			1.58		1.67		—		—
2005		18.52		(0.03)			5.05		5.02		—		—

Class P

	Net Asset Value Beginning of Period		Net Investment Income†			Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Dividend Distributions (net investment income)		Capital Gain Distributions (realized net gains)

Mid Cap Growth Portfolio (Commencement of Class P Operations 1/31/97)
2009	$		$			$		$		$		$
2008		32.78		(0.02	)^		(9.34)		(9.36)		(0.09)		—
2007		24.54		0.09			8.20		8.29		(0.05)		—
2006		22.97		0.03			1.54		1.57		—		—
2005		18.12		(0.08)			4.93		4.85		—		—

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Mid Cap Growth Portfolio Prospectus

January 29, 2010

[                    ] unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Class I

	Total Distributions		Redemption fees			Net Asset Value End of Period		Total Return+		Net Assets End of Period (thousands		)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Mid Cap Growth Portfolio (Commencement of Class I Operations 3/30/90)
2009	$		$			$			%	$				%		%		%
2008		(0.16)		0.00	‡		23.99	(28.42	)^		1,609,506		0.63	++	0.17	++	37
2007		(0.12)		0.00	‡		33.68	34.24			1,647,326		0.63	++	0.57	++	64
2006		—		0.00	‡		25.21	7.05	^^		1,001,395		0.63		0.37		65
2005		—		—			23.54	27.11			755,313		0.62		(0.12)		115

Class P

	Total Distributions		Redemption fees			Net Asset Value End of Period		Total Return+		Net Assets End of Period (thousands)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Mid Cap Growth Portfolio (Commencement of Class P Operations 1/31/97)
2009	$		$			$			%	$				%		%		%
2008		(0.09)		0.00	‡		23.33	(28.59	)^		1,236,945		0.88	#++	(0.07	)#++	37
2007		(0.05)		0.00	‡		32.78	33.89			1,520,096		0.88	++	0.31	++	64
2006		—		0.00	‡		24.54	6.79	^^		1,020,611		0.88		0.10		65
2005		—		—			22.97	26.77			936,566		0.87		(0.37)		115

19

        Class I

        Notes to the Financial Highlights

†	Per share amount is based on average shares outstanding.

‡	Amount is less than $0.005 per share.

+	Calculated based on the net asset value as of the last business day of the period.

++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.

^

During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on total returns.

^^

The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments in violation of restrictions. The impact of this reimbursement is not reflected in the total return shown above. With this reimbursement, the total return would have been 7.09%.

        Class P

        Notes to the Financial Highlights

#

For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the portfolio from exceeding voluntary expense limitations. For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets, including these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007	2006	2005
Mid Cap Growth		0.89	%++	N/A	N/A	N/A

	Ratio of Net Investment Income (Loss) to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

Portfolio	2009	2008		2007	2006	2005
Mid Cap Growth		(0.08	)%++	N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.

‡	Amount is less than $0.005 per share.

+	Calculated based on the net asset value as of the last business day of the period.

++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.

^

During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on total returns.

^^

The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments in violation of restrictions. The impact of this reimbursement is not reflected in the total return shown above. With this reimbursement, the total return would have been 6.84%.

20

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21

Where to Find Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated January 29, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semi-Annual Reports to Shareholders (“Shareholder Reports”) that contain additional information about the Portfolio’s investments. In the Fund’s Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising the Portfolio, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports,

may be obtained from the Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-03980.

Morgan Stanley Institutional Fund Trust
c/o Morgan Stanley Services Company Inc.
P.O, Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
1-800-354-7786.

Prices and Investment Results are available at
www.morganstanley.com/im.

IFTMCGPRO 01/10

MORGAN STANLEY INSTITUTIONAL FUND TRUST

STATEMENT OF ADDITIONAL INFORMATION
RELATING TO THE FOLLOWING PROSPECTUSES:

U.S. EQUITY PORTFOLIOS PROSPECTUS,
FIXED INCOME PORTFOLIOS PROSPECTUS AND
BALANCED PORTFOLIO PROSPECTUS

January 29, 2010

          Morgan Stanley Institutional Fund Trust (the “Fund”) is a mutual fund consisting of 13 portfolios offering a variety of investment alternatives. This Statement of Additional Information (the “SAI”) sets forth information about the Fund applicable to all 13 portfolios (each a “Portfolio” and collectively, the “Portfolios”). Following is a list of the Portfolios:

U.S. EQUITY PORTFOLIOS:
Mid Cap Growth Portfolio
U.S. Mid Cap Value Portfolio
U.S. Small Cap Value Portfolio
Value Portfolio

FIXED INCOME PORTFOLIOS:
Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Intermediate Duration Portfolio

International Fixed Income Portfolio
Investment Grade Fixed Income Portfolio
Limited Duration Portfolio
Long Duration Fixed Income Portfolio
Municipal Portfolio

BALANCED PORTFOLIO:
Balanced Portfolio

          This SAI is not a prospectus but should be read in conjunction with the Fund’s prospectuses, each dated January 29, 2010, as may be supplemented from time to time. To obtain any of these prospectuses, please call Shareholder Services at the number indicated below.

          The Fund’s most recent Annual Report to Shareholders is a separate document supplied with this SAI and includes the Fund’s audited financial statements, including notes thereto, and the report of _____________________, which are incorporated by reference into this SAI.

SHAREHOLDER SERVICES: 1-800-548-7786
PRICES AND INVESTMENT RESULTS: WWW.MORGANSTANLEY.COM/IM

-i-

THE PORTFOLIOS’ INVESTMENTS AND STRATEGIES

          Each prospectus describes the investment objectives, principal investment strategies and principal risks associated with each applicable Portfolio. The Portfolios may engage in a variety of investment strategies and invest in a variety of securities and other instruments. The following tables summarize the permissible strategies and investments for each Portfolio. The tables exclude strategies and investments that Portfolios may make solely for temporary defensive purposes. More details about each strategy and investment and related risks are provided in the discussion following the tables.

EQUITY AND BALANCED PORTFOLIOS

	Mid Cap Growth Portfolio	U.S. Mid Cap Value Portfolio	U.S. Small Cap Value Portfolio	Value Portfolio	Balanced Portfolio

Strategies

Asset Allocation Management					x

Core Equity Investing					x

Emerging Market Investing	x	x	x	x	x

Fixed Income Management and Asset Allocation					x

Fixed Income Value Investing

Foreign Fixed Income Investing					x

Foreign Investing	x	x	x	x	x

Growth Stock Investing	x	x			x

High Yield Investing					x

International Equity Investing	x	x	x	x	x

Maturity and Duration Management					x

Mortgage Investing					x

Municipals Management

Value Investing					x

Value Stock Investing		x	x	x	x

EQUITY AND BALANCED PORTFOLIOS

	Mid Cap Growth Portfolio	U.S. Mid Cap Value Portfolio	U.S. Small Cap Value Portfolio	Value Portfolio	Balanced Portfolio

Investments

ADRs	x	x	x	x	x

Agencies	x	x	x	x	x

Asset-Backed Securities					x

Borrowing	x	x	x	x	x

Brady Bonds					x

Cash Equivalents	x	x	x	x	x

CMOs					x

Commercial Paper	x	x	x	x	x

Common Stock	x	x	x	x	x

Convertibles	x	x	x	x	x

Corporates	x	x	x	x	x

Depositary Receipts	x	x	x	x	x

Derivatives	x	x	x	x	x

Emerging Market Securities	x	x	x	x	x

Equity Securities	x	x	x	x	x

Fixed Income Securities	x	x	x	x	x

Floaters					x

Foreign Currency	x	x	x	x	x

Foreign Securities	x	x	x	x	x

EQUITY AND BALANCED PORTFOLIOS

	Mid Cap Growth Portfolio	U.S. Mid Cap Value Portfolio	U.S. Small Cap Value Portfolio	Value Portfolio	Balanced Portfolio

Forwards	x	x	x	x	x

Futures	x	x	x	x	x

High Yield Securities					x

Inverse Floaters					x

Investment Companies	x	x	x	x	x

Investment Funds					x

Investment Grade Securities	x	x	x	x	x

Limited Partnerships	x	x	x	x	x

Loan Participations and Assignments					x

Mortgage Securities					x

Municipals					x

Non-Publicly Traded Securities, Private Placements and Restricted Securities	x	x	x	x	x

Options	x	x	x	x	x

Private Investments in Public Equity	x	x	x	x	x

Preferred Stock	x	x	x	x	x

Public Bank Loans					x

REITs	x	x	x	x	x

Repurchase Agreements	x	x	x	x	x

Reverse Repurchase Agreements	x	x	x	x	x

Rights	x	x	x	x	x

Securities Lending	x	x	x	x	x

Short Selling	x	x	x	x	x

EQUITY AND BALANCED PORTFOLIOS

	Mid Cap Growth Portfolio	U.S. Mid Cap Value Portfolio	U.S. Small Cap Value Portfolio	Value Portfolio	Balanced Portfolio

SMBS					x

Structured Products	x	x	x	x	x

Swaps		x	x	x	x

U.S. Government Securities	x	x	x	x	x

Warrants	x	x	x	x	x

When, As and If Issued Securities, Delayed Delivery Securities and Forward Commitments	x	x	x	x	x

Yankee and Eurobond Obligations	x	x	x	x	x

Zero Coupons	x	x	x	x	x

FIXED INCOME PORTFOLIOS

	Core Fixed Income Portfolio	Core Plus Fixed Income Portfolio	Intermediate Duration Portfolio	International Fixed Income Portfolio	Investment Grade Fixed Income Portfolio	Limited Duration Portfolio	Long Duration Fixed Income Portfolio	Municipal Portfolio
Strategies
Asset Allocation Management

Core Equity Investing

Emerging Market Investing		x	x	x	x	x		x

Fixed Income Management and Asset Allocation

Fixed Income Value Investing	x	x	x	x	x	x	x	x

Foreign Fixed Income Investing		x	x	x	x	x		x

Foreign Investing		x	x	x	x	x		x

Growth Stock Investing

High Yield Investing		x		x				x

International Equity Investing

Maturity and Duration Management	x	x	x	x	x	x	x	x

Mortgage Investing	x	x	x	x	x	x	x	x

Municipals Management								x

Value Investing	x	x	x	x	x	x	x	x

Value Stock Investing

FIXED INCOME PORTFOLIOS

	Core Fixed Income Portfolio	Core Plus Fixed Income Portfolio	Intermediate Duration Portfolio	International Fixed Income Portfolio	Investment Grade Fixed Income Portfolio	Limited Duration Portfolio	Long Duration Fixed Income Portfolio	Municipal Portfolio
Investments
ADRs	x	x	x	x	x	x	x	x

Agencies	x	x	x	x	x	x	x	x

Asset-Backed Securities	x	x	x	x	x	x	x	x

Borrowing	x	x	x	x	x	x	x	x

Brady Bonds		x	x	x	x	x		x

Cash Equivalents	x	x	x	x	x	x	x	x

CMOs	x	x	x	x	x	x	x	x

Commercial Paper	x	x	x	x	x	x	x	x

Common Stock

Convertibles	x	x	x	x	x	x	x	x

Corporates	x	x	x	x	x	x	x	x

Depositary Receipts	x	x	x	x	x	x	x	x

Derivatives	x	x	x	x	x	x	x	x

Emerging Market Securities	x	x	x	x	x	x	x	x

Equity Securities

Fixed Income Securities	x	x	x	x	x	x	x	x

Floaters	x	x	x	x	x	x	x	x

Foreign Currency		x	x	x	x	x	x	x

Foreign Securities	x	x	x	x	x	x	x	x

Forwards		x	x	x	x	x	x	x

FIXED INCOME PORTFOLIOS

	Core Fixed Income Portfolio	Core Plus Fixed Income Portfolio	Intermediate Duration Portfolio	International Fixed Income Portfolio	Investment Grade Fixed Income Portfolio	Limited Duration Portfolio	Long Duration Fixed Income Portfolio	Municipal Portfolio
Futures	x	x	x	x	x	x	x	x

High Yield Securities		x		x				x

Inverse Floaters	x	x	x	x	x	x	x	x

Investment Companies	x	x	x	x	x	x	x	x

Investment Funds

Investment Grade Securities	x	x	x	x	x	x	x	x

Limited Partnerships

Loan Participations and Assignments		x

Mortgage Securities	x	x	x	x	x	x	x	x

Municipals	x	x	x	x	x		x	x

Non-Publicly Traded Securities, Private Placements and Restricted Securities	x	x	x	x	x	x	x	x

Options	x	x	x	x	x	x	x	x

Private Investments in Public Equity

Preferred Stock	x	x	x	x	x	x	x	x

Public Bank Loans		x						x

Repurchase Agreements	x	x	x	x	x	x	x	x

Reverse Repurchase Agreements	x	x	x	x	x	x	x	x

Rights		x

Securities Lending	x	x	x	x	x	x	x	x

Short Selling	x	x	x	x	x	x	x	x

SMBS	x	x	x	x	x	x	x	x

Structured Products	x	x	x	x	x	x	x	x

FIXED INCOME PORTFOLIOS

	Core Fixed Income Portfolio	Core Plus Fixed Income Portfolio	Intermediate Duration Portfolio	International Fixed Income Portfolio	Investment Grade Fixed Income Portfolio	Limited Duration Portfolio	Long Duration Fixed Income Portfolio	Municipal Portfolio
Swaps	x	x	x	x	x	x	x	x

U.S. Government Securities	x	x	x	x	x	x	x	x

Warrants	x

When, As and If Issued Securities, Delayed Delivery Securities and Forward Commitments	x	x	x	x	x	x	x	x

Yankee and Eurobond Obligations	x	x	x	x	x	x	x	x

Zero Coupons	x	x	x	x	x	x	x	x

INVESTMENT STRATEGIES AND RISKS

          Morgan Stanley Investment Management Inc. is the adviser (the “Adviser”) to the Fund.

          Asset Allocation Management: The approach of the Adviser to asset allocation management is to determine investment strategies for each asset class in a Portfolio separately, and then determine the mix of those strategies expected to maximize the return potential within each market. Strategic judgments on the mix among asset classes are based on valuation disciplines and tools for analysis which have been developed over the Adviser’s long history of managing balanced accounts.

          Tactical asset-allocation shifts are based on comparisons of prospective risks, potential returns and the likely risk-reducing benefits derived from combining different asset classes into a single portfolio. Experienced teams of equity, fixed income and international investment professionals manage the investments in each asset class.

          Core Equity Investing: The Adviser’s “core” or primary equity strategy emphasizes common stocks of large companies, with targeted investments in small company stocks that promise special growth opportunities. Depending on the Adviser’s outlook for the economy and different market sectors, the mix between value stocks and growth stocks will change.

          Emerging Market Investing: The Adviser’s approach to emerging market investing is based on the Adviser’s evaluation of both short-term and long-term international economic trends and the relative attractiveness of emerging markets and individual emerging market securities.

          As used in this SAI, an emerging market describes any country which is generally considered to be an emerging or developing country by the members of the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Emerging markets may include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

          Currently, investing in many emerging markets is either not feasible or very costly, or may involve unacceptable political risks. Other special risks include the possible increased likelihood of expropriation or the return to power of a communist regime which would institute policies to expropriate, nationalize or otherwise confiscate investments. A Portfolio will focus its investments on those emerging market countries in which the Adviser believes the potential for market appreciation outweighs these risks and the cost of investment. Investing in emerging markets also involves an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

          Fixed Income Management and Asset Allocation: In selecting fixed income securities for certain Portfolios, the Adviser considers the value offered by various segments of the fixed income securities market relative to cash equivalents and equity securities. The Adviser may find that certain segments of the fixed income securities market offer more or less attractive relative value when compared to equity securities or when compared to other fixed income securities.

          For example, in a given interest rate environment, equity securities may be judged to be fairly valued when compared to intermediate duration fixed income securities, but overvalued compared to long duration fixed income securities. Consequently, while a Portfolio investing only in fixed income securities may not emphasize long duration assets to the same extent, the fixed income portion of a balanced investment may invest a percentage of its assets in long duration bonds on the basis of their valuation relative to equity securities.

          Fixed Income Value Investing: The Adviser employs a value investing philosophy in the management of certain Portfolios. Bond prices and yields reflect implicit market forecasts regarding a variety of factors, such as inflation, economic growth, credit risk and prepayment risk. The Adviser uses a series of quantitative models and tools to assess and help identify situations where implicit market forecasts appear to be extremely optimistic or pessimistic. The Adviser then analyzes these findings and establishes the Portfolio’s interest rate, sector and security selection positions so as to take advantage of the most attractive of these value opportunities.

          Foreign Fixed Income Investing: The Adviser invests in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the Adviser, the combination of current yield and currency value offer attractive expected returns. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where in the Adviser’s judgment unacceptable currency risk exists, currency futures and options, forwards and swaps may be used to hedge the currency risk.

          Foreign Investing: Investors should recognize that investing in foreign bonds and foreign equities involves certain special considerations which are not typically associated with investing in domestic securities.

          As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain foreign securities than about U.S. securities. Foreign bonds and foreign equities may be less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Additionally, there may be difficulty in obtaining and enforcing judgments against foreign issuers.

          Because foreign bonds and foreign equities may be denominated in foreign currencies, and because a Portfolio may temporarily hold uninvested reserves in bank deposits of foreign currencies prior to reinvestment or conversion to U.S. dollars, a Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

          Although a Portfolio will endeavor to achieve the most favorable execution costs in its portfolio transactions in foreign securities, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of a Portfolio’s foreign securities will be greater than the expenses for the custodial arrangements for handling U.S. securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income a Portfolio receives from the companies comprising the Portfolio’s investments.

          Growth Stock Investing: This strategy involves the Adviser’s focus on common stocks that generally have higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by an appropriate market index.

          High Yield Investing: This strategy involves investments in high yield (high risk) securities based on the Adviser’s analysis of economic and industry trends and individual security characteristics. The Adviser conducts credit analysis for each security considered for investment to evaluate its attractiveness relative to its risk. A high level of diversification is also maintained to limit credit exposure to individual issuers. See “High Yield Securities” below for further discussion of these securities, including risks.

          International Equity Investing: The Adviser’s approach to international equity investing is based on its evaluation of both short-term and long-term international economic trends and the relative attractiveness of non-U.S. equity markets and individual securities.

          The Adviser generally considers fundamental investment characteristics, the principles of valuation and diversification and a relatively long-term investment time horizon. Since liquidity will also be a consideration, emphasis will likely be influenced by the relative market capitalizations of different non-U.S. stock markets and individual securities. Portfolios seek to diversify investments broadly among both developed and newly industrializing foreign countries. Where appropriate, a Portfolio may also invest in regulated investment companies or investment funds which invest in such countries to the extent allowed by applicable law. If a Portfolio were to invest in regulated investment companies or investment funds, the Portfolio would, in addition to its own expenses, indirectly bear its ratable share of expenses (e.g., advisory and administrative fees) of the regulated investment company or investment fund.

          Maturity and Duration Management: One of two main components of the Adviser’s fixed income investment strategy is maturity and duration management. The maturity and duration structure of a Portfolio investing in fixed income securities is actively managed in anticipation of cyclical interest rate changes. Adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term shifts in the levels of interest rates. Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators. See “Value Investing” for a description of the second main component of the Adviser’s fixed income strategy.

          About Maturity and Duration. Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s term-to-maturity has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity.

          Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond’s yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of fixed income securities. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always shorter than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

          There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities generally is 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

          Mortgage Investing: As described in the applicable prospectus, certain Portfolios may invest in mortgage-related securities. These include mortgage securities representing interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan associations, mortgage bankers and others. The pools are assembled by various organizations, including the Government National Mortgage Association (“Ginnie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), other government agencies and instrumentalities, and private issuers. It is expected that a Portfolio’s primary emphasis will be in mortgage securities issued by the various government-related organizations. However, a Portfolio may invest, without limit, in mortgage securities issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. Securities issued by private issuers will be rated investment grade by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), or be deemed by the Adviser to be of comparable investment quality.

          Municipals Management: Municipals management emphasizes a diversified portfolio of high grade municipal debt securities. These securities generally provide interest income that is exempt from federal regular income tax. However, the interest on certain types of municipal securities may be subject to the alternative minimum tax (“AMT”).

          The Adviser manages the Municipal Portfolio with the goal of maximizing its total return. This means that it may invest in taxable investments when the prospective after-tax total return on such investments is attractive, regardless of the taxable nature of income on the security. The Municipal Portfolio also may invest in taxable investments such as U.S. Governments, agencies, corporates, cash equivalents, preferred stocks, mortgage securities, asset-backed securities, floaters and inverse floaters.

          Value Investing: One of two primary components of the Adviser’s fixed income strategy is value investing. The Adviser seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit a Portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged.

          Value Stock Investing: This strategy involves investing primarily in common stocks that it believes are undervalued relative to the stock market in general as measured by an appropriate market index. The Adviser determines value using a variety of measures, including price/earnings and price/book ratios. Value stocks generally pay dividends, but the Adviser may select non-dividend paying stocks for their value characteristics.

INVESTMENTS AND RISKS

          ADRs: American Depositary Receipts (“ADRs”) are dollar-denominated securities which are listed and traded in the United States, but which represent claims to shares of foreign stocks. They are treated as U.S. equity securities for purposes of the Portfolios’ investment policies. ADRs may be either sponsored or unsponsored. Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. Holders of unsponsored ADRs generally bear all the costs associated with establishing unsponsored ADRs. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs. ADRs also include American Depositary Shares.

          Agencies: Agencies are fixed income securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities. They may or may not be backed by the full faith and credit of the U.S. Government. If they are not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities, such as Ginnie Mae, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist them in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, are federally chartered institutions under U.S. Government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

          An instrumentality of the U.S. Government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

          Asset-Backed Securities: Certain Portfolios may invest in asset-backed securities. Asset-backed securities utilize the securitization techniques used to develop mortgage-backed securities. These techniques are also applied to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures. These types of securities are known as asset-backed securities. A Portfolio may invest in any type of asset-backed security. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

          Borrowing. Each Portfolio is permitted to borrow money from banks in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”), or the rules and regulations promulgated by the United States Securities and Exchange Commission (“SEC”) thereunder. Currently, the 1940 Act permits a fund to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). Each Portfolio may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions. Each Portfolio will only borrow when the Adviser believes that such borrowings will benefit the Portfolio after taking into account considerations such as interest income and possible gains or losses upon liquidation. Each Portfolio will maintain asset coverage in accordance with the 1940 Act.

          Borrowing by a Portfolio creates an opportunity for increased net income but, at the same time, creates special risks. For example, leveraging may exaggerate changes in and increase the volatility of the net asset value of Portfolio shares. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities. The use of leverage also may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.

          In general, each Portfolio may not issue any class of senior security, except that each Portfolio may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Portfolio borrowings and in the event such asset coverage falls below 300% the Portfolio will within three days or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts and reverse repurchase agreements, provided that the Portfolio earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

          Brady Bonds: Brady Bonds are both Emerging Market Securities and Foreign Fixed Income Securities. They are created by exchanging existing commercial bank loans to foreign entities for new obligations for the purpose of restructuring the issuers’ debts under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady

(the “Brady Plan”). Brady Bonds have been issued fairly recently and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated). They are actively traded in the over-the-counter secondary market. A Portfolio will only invest in Brady Bonds consistent with quality specifications.

          Dollar-denominated, collateralized Brady Bonds may be fixed rate par bonds or floating rate discount bonds. These Brady Bonds are generally collateralized in full as to principal due at maturity by U.S. Treasury Zero Coupon Obligations having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.

          Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury Zero Coupon Obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments due on the Brady Bonds in the normal course. In light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds generally are viewed as speculative.

          Cash Equivalents: Cash equivalents are short-term fixed income securities comprising:

          (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

          Each Portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in various foreign investing sections of this SAI.

          A Portfolio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which the Portfolio may purchase.

          (2) Each Portfolio may invest in commercial paper (see below) rated at time of purchase by one or more nationally recognized statistical rating organizations (“NRSRO”) in one of their two highest categories (e.g., A-l or A-2 by Standard & Poor’s or Prime 1 or Prime 2 by Moody’s) or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g., A or better by Moody’s, Standard & Poor’s or Fitch IBCA, Inc. (“Fitch”));

          (3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g., A or better by Moody’s, Standard & Poor’s or Fitch);

          (4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

          (5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority and others; and

          (6) Repurchase agreements collateralized by the securities listed above.

          Commercial Paper. Commercial paper refers to short-term fixed income securities with maturities ranging from 1 to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial paper is issued either directly or through broker-dealers, and may be discounted or interest-bearing. Commercial paper is unsecured, but is almost always backed by bank lines of credit. Virtually all commercial paper is rated by Moody’s or Standard & Poor’s.

          Commercial paper rated A-1 by Standard & Poor’s has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated “A” or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer’s commercial paper is A-1, A-2 or A-3.

          The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

          Collateralized Mortgage Obligations (“CMOs”): Certain Portfolios may invest in collateralized mortgage obligations (“CMOs”), which are mortgage-backed securities that are collateralized by mortgage loans or mortgage pass-through securities, and multi-class pass-through securities, which are equity interests in a trust composed of mortgage loans or other mortgage backed securities. Unless the context indicates otherwise, the discussion of CMOs below also applies to multi-class pass through securities.

          CMOs may be issued by governmental or government-related entities or by private entities, such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market traders. CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.

          The principal and interest on the underlying collateral may be allocated among the several tranches of a CMO in innumerable ways. In a common CMO structure, the tranches are retired sequentially in the order of their respective stated maturities or final distribution dates (as opposed to the pro-rata return of principal found in traditional pass-through obligations). The fastest-pay tranches would initially receive all principal payments. When those tranches are retired, the next tranches in the sequence receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.

          The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. In addition, the collateral securing CMOs or any third party guarantees are insufficient to make payments, a Portfolio could sustain a loss. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous time or price.

          New types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

          CMOs may include real estate investment conduits (“REMICs”). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property.

          A Portfolio may invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one tranche. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each tranche which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are a form of parallel pay CMO, with the required principal payment on such securities having the highest priority after interest has been paid to all classes. PAC Bonds generally require payments of a specified amount of principal on each payment date.

          Commercial Paper: See Cash Equivalents.

          Common Stock: Common stocks are equity securities representing an ownership interest in a corporation, entitling the shareholder to voting rights and receipt of dividends paid based on proportionate ownership.

          Convertibles: Convertibles may be considered either equity securities or fixed income securities. They are commonly Corporates (as defined below) or preferred stocks which may be exchanged for a fixed number of shares of common stock at the purchaser’s option. Convertibles may be viewed as an investment in the convertible security or the security into which it may be exchanged. Therefore, the Fund’s Equity, Fixed Income and Balanced Portfolios may all purchase convertibles.

          Corporates: Corporate bonds (“Corporates”) are fixed income securities issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio will buy Corporates subject to any quality constraints. If a Portfolio holds a security that is downgraded, the Portfolio may retain the security if the Adviser deems retention of the security to be in the best interests of the Portfolio.

          Depositary Receipts: Depositary receipts are Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and other similar types of depositary shares. Depositary receipts are securities that can be traded in U.S. or foreign securities markets but which represent ownership interests in a security or pool of securities by a foreign or U.S. corporation. Depositary receipts may be sponsored or unsponsored. The depositary of unsponsored depositary receipts may provide less information to receipt holders.

          Holders of unsponsored GDRs and EDRs generally bear all the costs associated with establishing the unsponsored GDRs and EDRs. The depositary of unsponsored GDRs and EDRs is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored GDRs and EDRs voting rights with respect to the deposited securities or pool of securities. GDRs and EDRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, GDRs or EDRs in registered form are designed for use in the U.S. securities market and GDRs or EDRs in bearer form are designed for use in securities markets outside the United States. Portfolios may invest in sponsored and unsponsored GDRs and EDRs. For purposes of the Fund’s investment policies, a Portfolio’s investments in GDRs or EDRs will be deemed to be investments in the underlying securities.

          Derivatives: Certain Portfolios may, but are not required to, use various derivatives and related investment strategies as described below. Derivatives may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income. Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any derivative by a Portfolio is a function of numerous variables, including market conditions. A Portfolio complies with applicable regulatory requirements when using derivatives, including the segregation of liquid assets when mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further a Portfolio’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

          General Risks of Derivatives. Derivatives utilized by a Portfolio may involve the purchase and sale of derivative instruments. A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate or index. Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Certain derivative instruments which a Portfolio may use and the risks of those instruments are described in further detail below. A Portfolio may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with a Portfolio’s investment objective and policies. Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein. No assurance can be given that any derivatives strategy employed by a Portfolio will be successful.

          The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives. Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments. The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself. Certain risk factors generally applicable to derivative transactions are described below.

•

Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a Portfolio’s interests. A Portfolio bears the risk that the Adviser may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for a Portfolio.

•

Derivatives may be subject to pricing or “basis” risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments. Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

•	Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to a Portfolio.

•

Using derivatives as a hedge against a portfolio investment subjects a Portfolio to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in a Portfolio incurring substantial losses. This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative. The use of derivatives for “cross hedging” purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.

•

While using derivatives for hedging purposes can reduce a Portfolio’s risk of loss, it may also limit a Portfolio’s opportunity for gains or result in losses by offsetting or limiting a Portfolio’s ability to participate in favorable price movements in portfolio investments.

•

Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that a Portfolio enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, a Portfolio will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly.

•

The use of certain derivatives transactions involves the risk of loss resulting from the insolvency or bankruptcy of the other party to the contract (the “counterparty”) or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

•

Liquidity risk exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, a Portfolio may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

•

Certain derivatives transactions are not entered into or traded on exchanges or in markets regulated by the Commodities Futures Trading Commission (“CFTC”) or the SEC. Instead, such over-the-counter (“OTC”) derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty that is approved by the Adviser in accordance with guidelines established by the Board. Where no such counterparty is available, a Portfolio will be unable to enter into a desired transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Portfolio may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result a Portfolio would bear greater risk of default by the counterparties to such transactions.

•

A Portfolio may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

•

As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in losses substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Certain derivatives may be considered illiquid and therefore subject to a Portfolio’s limitation on investments in illiquid securities.

•

Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions;

delays on a Portfolio’s ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

•

Currency derivatives are subject to additional risks. Currency derivatives transactions may be negatively affected by government exchange controls, blockages, and manipulations. Currency exchange rates may be influenced by factors extrinsic to a country’s economy. There is no systematic reporting of last sale information with respect to foreign currencies. As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions. Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for a Portfolio to respond to such events in a timely manner.

          Regulatory Matters. As described herein, a Portfolio may be required to cover its potential economic exposure to certain derivatives transactions by holding an offsetting financial position and/or segregating liquid assets equal in value to a Portfolio’s potential economic exposure under the transaction. A Portfolio will cover such transactions as described herein or in such other manner as may be in accordance with applicable laws and regulations. Assets used to cover derivatives transactions cannot be sold while the derivatives position is open, unless they are replaced by other appropriate assets. Segregated liquid assets and assets held in margin accounts are not otherwise available to a Portfolio for investment purposes. If a large portion of a Portfolio’s assets are used to cover derivatives transactions or are otherwise segregated, it could affect portfolio management or a Portfolio’s ability to meet redemption requests or other current obligations. With respect to derivatives which are cash-settled (i.e., have no physical delivery requirement), a Portfolio is permitted to set aside liquid assets in an amount equal to a Portfolio’s daily marked-to-market net obligations (i.e., a Portfolio’s daily net liability) under the derivative, if any, rather than the derivative’s full notional value or the market value of the instrument underlying the derivative, as applicable. By setting aside assets equal to only its net obligations under cash-settled derivatives, a Portfolio will have the ability to employ leverage to a greater extent than if a Portfolio were required to segregate assets equal to the full notional amount of the derivative or the market value of the underlying instrument, as applicable.

          Each of the exchanges and other trading facilitates on which options are traded has established limitations on the maximum number of put or call options on a given underlying security that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on different exchanges or through one or more brokers. These position limits may restrict the number of listed options which a Portfolio may write. Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in excess of these limits and may impose certain other sanctions or restrictions.

          A Portfolio’s use of derivatives may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company for U.S. federal income tax purposes.

          The CFTC eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of a Portfolio, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (“CEA”). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which a Portfolio may engage in non-hedging transactions involving futures and options thereon except as set forth in a Portfolio’s Prospectus or SAI. There is no overall limitation on the percentage of a Portfolio’s net assets which may be subject to a hedge position.

          Emerging Market Securities: An emerging market security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in an emerging market or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country. Based on these criteria it is possible for a security to be considered issued by an issuer in more than one country. Therefore, it is possible for the securities of any issuer that has one or more of these characteristics in connection with any emerging market or developing country not to be considered an emerging market security if it has one or more of these characteristics in connection with a developed country.

          Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

          The economies of individual emerging market or developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

          Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market or developing countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitations in other emerging market or developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market or developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

          Investment in emerging market or developing countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market or developing countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of a Portfolio’s investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

          Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

          Equity Securities: Equity securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of equity securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of equity securities generally in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer’s equity securities. Equity securities include the following types of instruments, each of which is described in this SAI: ADRs, Common Stock, Convertibles, Investment Companies, Preferred Stock, Limited Partnership Interests, Rights and Warrants.

          Fixed Income Securities: Fixed income securities generally represent an issuer’s obligation to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. A typical fixed income security specifies a fixed date when the amount borrowed (principal) is due in full, known as the maturity date, and specifies dates when periodic interest (coupon) payments will be made over the life of the security.

          Fixed income securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights). Prices of fixed income securities fluctuate and, in particular, are subject to several key risks including, but not limited to, interest rate risk, credit risk, prepayment risk, and spread risk. Fixed income securities include the following types of instruments, each of which is described in this SAI: Agencies, Asset-Backed Securities, Cash Equivalents, Convertibles, Corporates, Floaters, High Yield Securities, Inverse Floaters, Loan Participations and Assignments, Mortgage Securities, Municipals, Preferred Stock, Public Bank Loans, Repurchase Agreements, U.S. Government Securities, When, As and If Issued Securities, Delayed Delivery and Forward Commitments, Yankee and Eurodollar Obligations and Zero Coupons.

          Interest rate risk arises due to general changes in the level of market rates after the purchase of a fixed income security. Generally, the values of fixed income securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of most outstanding fixed income securities generally rise and during periods of rising interest rates, the values of most fixed income securities generally decline. While fixed income securities with longer final maturities often have higher yields than those with shorter maturities, they usually possess greater price sensitivity to changes in interest rates and other factors. Traditionally, the remaining term to maturity has been used as a barometer of a fixed income security’s sensitivity to interest rate changes. This measure, however, considers only the time until the final principal payment and takes no account of the pattern or amount of principal or interest payments prior to maturity. Duration combines consideration of yield, coupon, interest and principal payments, final maturity, and call (prepayment) features. Duration measures the likely percentage change in a fixed income security’s price for a small parallel shift in the general level of interest rates; it is also an estimate of the weighted average life of the remaining cash flows of a fixed income security. In almost all cases, the duration of a fixed income security is shorter than its term to maturity.

          Credit risk, also known as default risk, represents the possibility that an issuer may be unable to meet scheduled interest and principal payment obligations. It is most often associated with corporate bonds, although it can be present in other fixed income securities, as well (note that the market generally assumes that obligations of the U.S. Treasury are free from credit risk). Credit ratings and quantitative models attempt to measure the degree of credit risk in fixed income securities, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk. Other things being equal, fixed income securities with high degrees of credit risk should trade in the market at lower prices (and higher yields) than fixed income securities with low degrees of credit risk.

          Prepayment risk, also known as call risk, arises due to the issuer’s ability to prepay all or most of the fixed income security prior to the stated final maturity date. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. This risk is often associated with mortgage securities where the underlying mortgage loans can be refinanced, although it can also be present in corporate or other types of bonds with call provisions. When a prepayment occurs, a Portfolio may be forced to reinvest in lower yielding fixed income securities. Quantitative models are designed to help assess the degree of prepayment risk, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk.

          Spread risk is the potential for the value of a Portfolio’s assets to fall due to the widening of spreads. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference (or “spread”) between the yield of a security and the yield of a benchmark, such as a U.S. Treasury security with a comparable maturity, measures the additional interest paid for credit risk. As the spread on a security widens (or increases), the price (or value) of the security falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns or general reductions in risk tolerance.

          Economic, political and other events also may affect the prices of broad fixed income markets, although the risks associated with such events are transmitted to the market via changes in the prevailing levels of interest rates, credit risk, prepayment risk or spread risk.

          Floaters: Floaters are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floating or variable rate obligations represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under the various foreign investing sections.

          Foreign Currency: Certain Portfolios investing in foreign securities will regularly transact security purchases and sales in foreign currencies. These Portfolios may hold foreign currency or purchase or sell currencies on a forward basis. See Forwards, below.

          Foreign currency warrants. Portfolios may invest in foreign currency warrants, which entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

          Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

          Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

          Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

          Principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

          Performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

          Foreign Securities: Foreign securities include Brady Bonds, Depositary Receipts, Emerging Market Securities, Foreign Currency, Foreign Equity Securities (defined below), Foreign Fixed Income Securities (defined below) and Investment Funds. Investing in foreign securities involves certain special risks not typically associated with investing in domestic securities. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolios will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. Certain Portfolios may enter into forward foreign currency exchange contracts to hedge their respective holdings and commitments against changes in the level of future currency rates. See Forwards, below. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

          As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic issuers, there may be less publicly available information about certain foreign securities than about domestic securities. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

          Although the Portfolios will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Portfolio’s foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

          Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. However, these foreign withholding taxes are not expected to have a significant impact on those Portfolios for which the investment objective is to seek long-term capital appreciation and any income should be considered incidental.

          The Adviser considers an issuer to be from a particular country or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in that country or geographic region. By applying these tests, it is possible that a particular company could be deemed to be from more than one country or geographic region.

          Foreign Equity Securities. Foreign equity securities are equity securities of foreign issuers denominated in foreign currency and traded primarily in non-U.S. markets, including Depositary Receipts.

          Foreign Fixed Income Securities. Foreign fixed income securities are fixed income securities which may be U.S. dollar denominated or denominated in a foreign currency, which include: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (2) debt securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; (3) non-government foreign corporate debt securities; and (4) foreign mortgage securities and various other mortgages and asset-backed securities.

          Forwards: A foreign currency forward contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Settlement of a foreign currency forward contract for the purchase of most currencies typically must occur at a bank based in the issuing nation. Currency futures are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures call for payment or delivery in U.S. dollars. Unanticipated changes in currency prices may result in losses to a Portfolio and poorer overall performance for a Portfolio than if it had not entered into forward contracts. Certain Portfolios may enter into forward contracts under various circumstances. The typical use of a forward contract is to “lock in” the price of a security in U.S. dollars or some other foreign currency, which a Portfolio is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. The Adviser also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, a Portfolio may enter into “cross-currency” hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

          A Portfolio will not enter into forward contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of a Portfolio’s portfolio securities.

          When required by law, a Portfolio will cause its custodian bank to earmark cash, U.S. government securities or other appropriate liquid portfolio securities in an amount equal to the value of a Portfolio’s total assets committed to the consummation of forward contracts entered into under the circumstances set forth above. If the value of the securities so earmarked declines, additional cash or securities will be earmarked on a daily basis so that the value of such securities will equal the amount of a Portfolio’s commitments with respect to such contracts.

          A Portfolio may be limited in its ability to enter into hedging transactions involving forward contracts by the Code requirements relating to qualification as a regulated investment company.

          Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase a Portfolio’s volatility and may involve a significant amount of risk relative to the investment of cash.

          Futures Contracts: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of a commodity at a specific price at a specific future time (the “settlement date”). Futures contracts may be based on a specified equity security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (forward contracts and currency futures). The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be “long” the contract. The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be “short” the contract. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term.

          Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures and interest rate futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to interest rates, foreign currencies and broad-based securities indexes). In the case of cash settled futures contracts, the settlement amount is equal to the difference between the reference instrument’s price on the last trading day of the contract and the reference instrument’s price at the time the contract was entered into. Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased). All futures transactions (except currency forward contracts) are effected through a clearinghouse associated with the exchange on which the futures are traded.

          The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the buyer and seller are required to deposit “initial margin” with a futures commodities merchant when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract’s market value. If the value of either party’s position declines, the party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The process is known as “marking-to-market.” Upon the closing of a futures position through the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to a Portfolio.

          In addition, a Portfolio may be required to maintain segregated liquid assets in order to cover futures transactions. A Portfolio will segregate liquid assets in an amount equal to the difference between the market value of a futures contract entered into by a Portfolio and the aggregate value of the initial and variation margin payments made by a Portfolio with respect to such contract or as otherwise permitted by SEC rules or SEC staff positions. See “Regulatory Matters” below.

          Additional Risk of Futures Transactions. The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself. Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•

The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to a Portfolio.

•

Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin. In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, a Portfolio would be required to make daily cash payments to maintain its required margin. A Portfolio may be required to sell portfolio securities, or make or take delivery of the underlying securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. A Portfolio could lose margin payments deposited with a futures commodities merchant if the futures commodities merchant breaches its agreement with a Portfolio, becomes insolvent or declares bankruptcy.

•

Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day. Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit. If futures contract prices were to move to the daily limit for several trading days with little or no trading, a Portfolio could be prevented from prompt liquidation of a futures position and subject to substantial losses. The daily limit governs only price movements during a single trading day and therefore does not limit a Portfolio’s potential losses.

•

Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

          High Yield Securities: High yield securities are fixed income securities, generally Corporates, Preferred Stocks and Convertibles, rated Ba through C by Moody’s or BB through D by Standard & Poor’s, and unrated fixed income securities considered to be of equivalent quality. Securities rated less than Baa by Moody’s or BBB by Standard & Poor’s are classified as non-investment grade securities and are commonly referred to as “junk bonds” or high yield, high risk securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. See Appendix B for more information about fixed income security ratings. Investment grade securities that a Portfolio holds may be downgraded to below investment grade by the rating agencies. If a Portfolio holds a security that is downgraded, the Portfolio may choose to retain the security.

          While fixed income securities rated below investment grade offer high yields, they also normally carry with them a greater degree of risk than securities with higher ratings. Lower-rated bonds are considered speculative by traditional investment standards. High yield securities may be issued as a consequence of corporate restructuring or similar events. Also, high yield securities are often issued by smaller, less credit worthy companies, or by highly leveraged (indebted) firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal. High yield securities issued under these circumstances pose substantial risks. The price movement of high yield securities is influenced less by changes in interest rates and more by the financial and business position of the issuing corporation when compared to investment grade bonds. Compared with investment grade securities, the values of high yield securities tend to be more volatile and may react with greater sensitivity to changes in interest rates.

          The high yield market is subject to credit risk. Default rates and recoveries fluctuate, driven by numerous factors including the general economy. In addition, the secondary market for high yield securities is generally less liquid than that for investment grade corporate securities. In periods of reduced market liquidity, high yield bond prices may become more volatile, and both the high yield market and a Portfolio may experience sudden and substantial price declines.

          A lower level of liquidity might have an effect on a Portfolio’s ability to value or dispose of such securities. Also, there may be significant disparities in the prices quoted for high yield securities by various dealers. Under such conditions, a Portfolio may find it difficult to value its securities accurately. A Portfolio may also be forced to sell securities at a significant loss in order to meet shareholder redemptions. These factors add to the risks associated with investing in high yield securities.

          High yield bonds may also present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors.

          Certain types of high yield bonds are non-income paying securities. For example, zero coupons pay interest only at maturity and payment-in-kind bonds pay interest in the form of additional securities. Payment in the form of additional securities, or interest income recognized through discount accretion, will, however, be treated as ordinary income which will be distributed to shareholders even though the Portfolio does not receive periodic cash flow from these investments.

          Inverse Floaters: Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

          Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

          The inverse floating rate municipal obligations in which certain Portfolios may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by a Portfolio. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Portfolio is paid the residual cash flow from the bond held by the special purpose trust.

          Inverse floating rate investments are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity.

          A Portfolio would generally invest in inverse floating rate investments that include embedded leverage, thus exposing the Portfolio to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Portfolio’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.

          In certain instances, the short-term floating rate interests created by the trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the trust holding the long-term fixed rate bonds may be collapsed. In the case of floaters created by a Portfolio, the Portfolio will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, a Portfolio could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

          Investment Companies: Investment companies are equity securities and include open-end, closed-end and unregistered investment companies. The 1940 Act generally prohibits a Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio’s total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the Portfolios from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

          To the extent a Portfolio invests a portion of its assets in investment companies, those assets will be subject to the expenses of the investment company as well as to the expenses of the Portfolio itself. A Portfolio may not purchase shares of any affiliated investment company except as permitted by SEC rule or order.

          Investment Funds: Some emerging market countries have laws and regulations that currently preclude or limit direct foreign investment in the securities of their companies. However, certain emerging market countries through investment funds permit indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries. Portfolios that may invest in these Investment Funds are subject to applicable law as discussed under Investment Restrictions and will invest in such Investment Funds only where appropriate given that the Portfolio’s shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio. Under certain circumstances, an investment in an Investment Fund will be subject to the additional limitations that apply to investments in investment companies.

          Investment Grade Securities: Investment grade securities are fixed income securities that are (a) rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor’s or Fitch or Aaa, Aa, A or Baa by Moody’s); (b) guaranteed by the U.S. Government or a private issuer; or (c) considered by the Adviser to be investment grade quality. Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Securities rated A or higher are considered to be “high grade.” Any Portfolio is permitted to hold investment grade securities or “high grade” securities, and may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an investment grade security or “high grade” security, respectively. The Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Portfolio.

          Mortgage securities, including mortgage pass-throughs and CMOs, deemed investment grade by the Adviser, will either carry a guarantee from an agency or instrumentality of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Adviser to be investment grade quality.

          Leverage Risks: Certain transactions may give rise to a form of leverage. To mitigate leveraging risk, the Portfolios will earmark liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities.

          Limited Partnerships: A limited partnership interest entitles a Portfolio to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership.

          Loan Participations and Assignments: Loan participations and assignments are fixed income securities. A Portfolio may invest in fixed rate and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations (see below) and one or more financial institutions (“Lenders”). A Portfolio’s investments in Loans are expected in most instances to be in the form of participation in Loans (“Participations”) and assignments of all or a portion of Loans (“Assignments”) from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. If a Lender selling a Participation becomes insolvent, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of the Lender’s insolvency, the Lender’s servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Adviser to be creditworthy.

          When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio’s ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to those securities for purposes of valuing the Portfolio’s holdings and calculating its net asset value.

          Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Those Participations and Assignments present additional risk of default or loss.

          Sovereign Debt. Debt obligations known as “sovereign debt” are obligations of governmental issuers in emerging market countries and industrialized countries.

          Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

          A governmental entity’s willingness or ability to repay principal and pay interest due in a timely manner may be affected by, among other factors, its cash flow situations, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government’s dependence on expected disbursements from third parties, the government’s policy toward the International Monetary Fund and the political constraints to which a government may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor’s implementation of economic reforms or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the government debtor, which may further impair such debtor’s ability or willingness to timely service its debts. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements. The issuers of the government debt securities in which a Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign governmental debt securities in which the Portfolio may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Portfolio’s holdings. See also, Brady Bonds. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

          Mortgage Securities: Mortgage-backed securities (“Mortgage Securities”) are fixed income securities representing an ownership interest in a pool of residential and commercial mortgage loans. Generally, these securities are designed to provide monthly payments of interest and principal to the investor. The mortgagee’s monthly payments to his/her lending institution are passed through to investors such as the Portfolio. Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. The pools are assembled by various governmental, government-related and private organizations. Portfolios may invest in securities issued or guaranteed by Ginnie Mae, Freddie Mac, Fannie Mae, private issuers and other government agencies. There can be no assurance that the private insurers can meet their obligations under the policies. Mortgage securities issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk. If a Portfolio purchases a mortgage security that does not have an issuer-provided guarantee, the security will be rated investment grade at the time of purchase by one or more NRSROs, or, if unrated, deemed by the Adviser to be of equivalent quality.

          A mortgage-backed bond is a collateralized debt security issued by a thrift or financial institution. The bondholder has a first priority perfected security interest in collateral, usually consisting of agency mortgage pass-through securities, although other assets, including U.S. Treasuries (including zero coupon U.S. Treasuries), agencies, cash equivalent securities, whole loans and corporate bonds, may qualify. The amount of collateral must be continuously maintained at levels from 115% to 150% of the principal amount of the bonds issued, depending on the specific issue structure and collateral type. See “Leverage Risks” above for a description of leverage risk.

          Average Life. The average life of pass-through pools varies with the maturities, coupon rates, and type of the underlying mortgage instruments. In addition, a pool’s term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

          Returns of Mortgage Securities. Yields on mortgage pass-through securities are typically quoted based on a prepayment assumption derived from the coupon and maturity of the underlying instruments. Actual prepayment experience may cause the realized return to differ from the assumed yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the realized returns of the Portfolios. The compounding effect from reinvestment of monthly payments received by each Portfolio will increase its return to shareholders, compared to bonds that pay interest semi-annually.

          About Mortgage Securities. Interests in pools of mortgage securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments resulting from the sale of the underlying property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage securities are described as “modified pass-through.” These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make payment.

          Residential Mortgage-Backed Securities. Pools consist of whole mortgage loans or participation in loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Portfolios may purchase pools of adjustable rate mortgages (“ARM”), growing equity mortgages (“GEM”), graduated payment mortgages (“GPM”) and other types where the principal and interest payment procedures vary. ARMs are mortgages which reset the mortgage’s interest rate with changes in open market interest rates. The Portfolios’ interest income will vary with changes in the applicable interest rate on pools of ARMs. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Portfolios’ net asset values since the prices at which these securities are valued each day will reflect the payment procedures.

          All poolers apply standards for qualifications to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

          Residential mortgage loans are pooled by Freddie Mac. Freddie Mac is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues Participation Certificates which represent interests in mortgages from

Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal.

          Fannie Mae is a Government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, banks, commercial banks, credit unions, mortgage bankers, state and local housing finance agencies and other financial institutions. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae.

          [In September 2008, the U.S. Treasury Department announced that the government would be taking over Freddie Mac and Fannie Mae and placing the companies into a conservatorship. In addition, the U.S. Treasury announced three additional steps that it intended to take with respect to Fannie Mae and Freddie Mac in order to support the conservatorship. First, the U.S. Treasury entered into “Preferred Stock Purchase Agreements” (PSPAs) under which, if the Federal Housing Finance Agency determines that Fannie Mae’s or Freddie Mac’s liabilities exceed its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac. Second, the U.S. Treasury established a new secured lending credit facility that is available to Fannie Mae and Freddie Mac until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase Fannie Mae and Freddie Mac mortgage-backed securities, which is expected to continue until December 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac will be successful.]

          The principal government guarantor of mortgage-backed securities is Ginnie Mae. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

          Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers can meet their obligations under the policies. The Portfolios will purchase mortgage securities that are rated investment grade quality by Moody’s and/or Standard & Poor’s or, if unrated, deemed by the Adviser to be of investment grade quality.

          It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Portfolios will, consistent with their investment objective and policies, consider making investments in such types of securities.

          There are two methods of trading mortgage securities. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage security transaction, called a “TBA” (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through mortgage securities are traded on a TBA basis. See “Leverage Risks” above for a description of leverage risk.

          Risks. Due to the possibility that prepayments on home mortgages will alter cash flow on Mortgage Securities, it is not possible to determine in advance the actual final maturity date or average life. Like bonds in general, Mortgage Securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of mortgage securities held by a Portfolio may be lengthened. This extension of average life causes the market price of the securities to decrease further than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, the Adviser seeks to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. Prepayments at a time when interest rates are falling generally means that a Portfolio may have to invest the principal payments it receives at lower interest rates. In selecting Mortgage Securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

          Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities issued by special purpose entities that represent an undivided interest in a portfolio of mortgage loans backed by commercial properties, including, but not limited to, industrial and warehouse properties, office buildings, retail space and shopping malls, hotels, healthcare facilities, multifamily properties and cooperative apartments. Private lenders, such as banks or insurance companies, originate these loans and then sell the loans directly into a CMBS trust or other entity. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of this property. An extension of the final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in a lower yield for discount bonds and a higher yield for premium bonds. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases, there may be prohibitions on principal prepayments for several years following origination. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

          Municipals: Municipal securities are fixed income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by, or on behalf of, public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

          The two principal classifications of municipal bonds are “general obligation” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

          Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes.

          Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the Portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

          Municipal bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

          Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days’ notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Portfolios will meet the quality criteria set out in the prospectus for the Portfolios.

          The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s and Standard & Poor’s represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings, may have the same yield. It will be the responsibility of the Adviser to appraise independently the fundamental quality of the bonds held by the Portfolios.

          Municipal bonds are sometimes purchased on a “when-issued” or “delayed-delivery” basis, which means the Portfolio has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

          From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Portfolios to achieve their investment objectives. In that event, the Fund’s Trustees and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

          Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of a Portfolio to achieve its investment objective.

          The Portfolios eligible to purchase municipal bonds may also purchase bonds the income on which is subject to the AMT (“AMT bonds”). AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to some taxpayers who have certain adjustments to income or tax preference items.

          Lease Obligations. Included within the revenue bonds category, as noted above, are participations in lease obligations or installment purchase contracts (hereinafter collectively called “lease obligations”) of municipalities. State and local governments, agencies or authorities issue lease obligations to acquire equipment and facilities. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing “non-appropriation” clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

          In addition, lease obligations represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional municipal obligations, and, as a result, certain of such lease obligations may be considered illiquid securities. To determine whether or not a Portfolio will consider such securities to be illiquid (and subject to each Portfolio’s limitation on investing in illiquid securities), the Board has established guidelines to be utilized by the Portfolios in determining the liquidity of a lease obligation. The factors to be considered in making the determination include: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

          Non-Publicly Traded Securities, Private Placements and Restricted Securities: The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a Portfolio may be required to bear the expenses of registration.

          Options: An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the “option writer”) the underlying security at a specified fixed price (the “exercise price”) prior to a specified date (the “expiration date”). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option.

          Exchange traded options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such option. OTC options are purchased from or sold to counterparties through direct bilateral agreement between the counterparties. Certain options, such as options on individual securities, are settled through physical delivery of the underlying security, whereas other options, such as index options, are settled in cash in an amount based on the value of the underlying instrument multiplied by a specified multiplier.

          Writing Options. Certain Portfolios may write call and put options. As the writer of a call option, a Portfolio receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised a Portfolio is not required to deliver the underlying security but retains the premium received.

          Certain Portfolios may only write call options that are “covered.” A call option on a security is covered if (a) a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, such amount is maintained by a Portfolio in segregated liquid assets) upon conversion or exchange of other securities held by a Portfolio; or (b) a Portfolio has purchased a call on the underlying security, the exercise price of which is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by a Portfolio in segregated liquid assets.

          Selling call options involves the risk that a Portfolio may be required to sell the underlying security at a disadvantageous price, below the market price of such security, at the time the option is exercised. As the writer of a covered call option, a Portfolio forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security covering the option above the sum of the premium and the exercise price but retains the risk of loss should the price of the underlying security decline.

          Certain Portfolios may write put options. As the writer of a put option, a Portfolio receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to pay the exercise price and receive delivery of the underlying security. If the option expires without being exercised, a Portfolio is not required to receive the underlying security in exchange for the exercise price but retains the option premium.

          A Portfolio may only write put options that are “covered.” A put option on a security is covered if (a) a Portfolio segregates liquid assets equal to the exercise price; or (b) a Portfolio has purchased a put on the same security as the put written, the exercise price of which is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by a Portfolio in segregated liquid assets.

          Selling put options involves the risk that a Portfolio may be required to buy the underlying security at a disadvantageous price, above the market price of such security, at the time the option is exercised. While a Portfolio’s potential gain in writing a covered put option is limited to the premium received plus the interest earned on the liquid assets covering the put option, a Portfolio’s risks of loss is equal to the entire value of the underlying security, offset only by the amount of the premium received.

          A Portfolio may close out an options position which it has written through a closing purchase transaction. A Portfolio would execute a closing purchase transaction with respect to a call option written by purchasing a call option on the same underlying security and having the same exercise price and expiration date as the call option written by a Portfolio. A Portfolio would execute a closing purchase transaction with respect to a put option written by purchasing a put option on the same underlying security and having the same exercise price and expiration date as the put option written by a Portfolio. A closing purchase transaction may or may not result in a profit to a Portfolio. A Portfolio could close out its position as an option writer only if a liquid secondary market exists for options of that series and there is no assurance that such a market will exist with respect to any particular option.

          The writer of an option generally has no control over the time when the option is exercised and the option writer is required to deliver or acquire the underlying security. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option. Thus, the use of options may require a Portfolio to buy or sell portfolio securities at inopportune times or for prices other than the current market values of such securities, may limit the amount of appreciation a Portfolio can realize on an investment, or may cause a Portfolio to hold a security that it might otherwise sell.

          Purchasing Options. Certain Portfolios may purchase call and put options. As the buyer of a call option, a Portfolio pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, a Portfolio could exercise the option and acquire the underlying security at a below market price, which could result in a gain to a Portfolio, minus the premium paid. As the buyer of a put option, a Portfolio pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Portfolio could exercise the option and sell the underlying security at an above market price, which could result in a gain to a Portfolio, minus the premium paid. A Portfolio may buy call and put options whether or not it holds the underlying securities.

          As a buyer of a call or put option, a Portfolio may sell put or call options that it has purchased at any time prior to such option’s expiration date through a closing sale transaction. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, the underlying security’s dividend policy, and the time remaining until the expiration date. A closing sale transaction may or may not result in a profit to a Portfolio. A Portfolio’s ability to initiate a closing sale transaction is dependent upon the liquidity of the options market and there is no assurance that such a market will exist with respect to any particular option. If a Portfolio does not exercise or sell an option prior to its expiration date, the option expires and becomes worthless.

          OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation between the parties to the options contract. This type of arrangement allows the purchaser and writer greater flexibility to tailor the option to their needs. OTC options are available for a greater variety of securities or baskets of securities, and in a wider range of expiration dates and exercise prices than exchange traded options. However, unlike exchange traded options, which are issued and guaranteed by a regulated intermediary, such as the OCC, OTC options are entered into directly with the counterparty. Unless the counterparties provide for it, there is no central clearing or guaranty function for an OTC option. Therefore, OTC options are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the option will be satisfied. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. As a result, a Portfolio may be unable to enter into closing sale transactions with respect to OTC options.

          Index Options. Call and put options on indices operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash determined by reference to the value of the underlying index. The underlying index may be a broad-based index or a narrower market index. Unlike options on securities, all settlements are in cash. The settlement amount, which the writer of a index option must pay to the holder of the option upon exercise, is generally equal to the difference between the fixed exercise price of the option and the value of the underlying index, multiplied by a specified multiplier. The multiplier determines the size of the investment position the option represents. Gain or loss to a Portfolio on index options transactions will depend on price movements in the underlying securities market generally or in a particular segment of the market rather than price movements of individual securities. As with other options, a Portfolio may close out its position in index options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

          Index options written by a Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets. A Portfolio may cover call options written on an index by owning securities whose price changes, in the opinion of the Adviser, are expected to correlate to those of the underlying index.

          Foreign Currency Options. Options on foreign currencies operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on foreign currencies give the holder the right to buy or sell foreign currency for a fixed amount in U.S. dollars. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on United States and foreign exchanges. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. As with other options, a Portfolio may close out its position in foreign currency options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

          Foreign currency options written by a Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets.

          Additional Risks of Options Transactions. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. Options may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•	The exercise of options written or purchased by a Portfolio could cause a Portfolio to sell portfolio securities, thus increasing a Portfolio’s portfolio turnover.

•

A Portfolio pays brokerage commissions each time it writes or purchases an option or buys or sells an underlying security in connection with the exercise of an option. Such brokerage commissions could be higher relative to the commissions for direct purchases of sales of the underlying securities.

•	A Portfolio’s options transactions may be limited by limitations on options positions established by the exchanges on which such options are traded.

•

The hours of trading for exchange listed options may not coincide with the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities that cannot be reflected in the options markets.

•

Index options based upon a narrower index of securities may present greater risks than options based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in the values of a small number of securities.

•

A Portfolio is subject to the risk of market movements between the time that an option is exercised and the time of performance thereunder, which could increase the extent of any losses suffered by a Portfolio in connection with options transactions.

          Options on Futures Contracts. Options on futures contracts are similar to options on securities except that options on futures contracts give the purchasers the right, in return for the premium paid, to assume a position in a futures contract (a long position in the case of a call option and a short position in the case of a put option) at a specified exercise price at any time prior to the expiration of the option. Upon exercise of the option, the parties will be subject to all of the risks associated with futures transactions and subject to margin requirements. As the writer of options on futures contracts, a Portfolio would also be subject to initial and variation margin requirements on the option position.

          Options on futures contracts written by a Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets. A Portfolio may cover an option on a futures contract by purchasing or selling the underlying futures contract. In such instances the exercise of the option will serve to close out a Portfolio’s futures position.

          Combined Transactions. Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations of options, futures, forward and swap transactions) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position. Combined transactions typically contain elements of risk that are present in each of the component transactions. A Portfolio may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the Adviser, it is in the best interest of the Portfolio to do so. Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

          Private Investments in Public Equity: A Portfolio may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPES”). Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Portfolio cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

          As a general matter, a Portfolio may not invest more than 15% of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “1933 Act”), and may be deemed to be liquid under guidelines adopted by the Fund’s Board of Trustees. The Portfolios may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

          Preferred Stock. Preferred stocks are non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends. Preferred stocks have a preference over common stocks in the event of the liquidation of an issuer. Preferred stocks have many of the characteristics of both equity securities and fixed income securities. Therefore, the Fund’s Equity, Fixed Income and Balanced Portfolios may all purchase preferred stocks.

          Public Bank Loans. Certain Portfolios may invest in public loans made by banks or other financial institutions, which may be rated investment grade (Baa or higher by Moody’s, BBB or higher by Standard & Poor’s) or below investment grade (below Baa by Moody’s or below BBB by Standard & Poor’s). Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. However, public bank loans are not registered under the 1933 Act, and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.

          Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Portfolio becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to a Portfolio’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

          Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Portfolio, a reduction in the value of the loan, and a potential decrease in the Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.

          Real Estate Investment Trusts: Certain Portfolios may invest in real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in real estate properties or real estate-related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as a Portfolio indirectly bears its proportionate share of any expenses paid by REITs in which it invests.

          Repurchase Agreements: Repurchase agreements are fixed income securities in the form of an agreement backed by collateral. Each Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers’ acceptances. Repurchase agreements are transactions by which a Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. In these transactions, the securities purchased by a Portfolio have a total value in excess of the value of the repurchase agreement and are held by the Portfolio’s custodian bank until repurchased. Such agreements permit a Portfolio to keep all its assets at work while retaining “overnight” flexibility in pursuit of investments of a longer-term nature. The Adviser and Morgan Stanley Investment Management Inc. (the “Administrator”) will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price.

          Pursuant to an SEC order, the Portfolios may pool their daily uninvested cash balances in order to invest in repurchase agreements on a joint basis. By entering into repurchase agreements on a joint basis, it is expected that the Portfolios will incur lower transaction costs and potentially obtain higher rates of interest on such repurchase agreements. Each Portfolio’s participation in the income from jointly purchased repurchase agreements will be based on that Portfolio’s percentage share in the total repurchase agreement.

          The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the underlying securities. While the Adviser acknowledges these risks, it is expected that such risks can be controlled through stringent security and counterparty selection criteria and careful monitoring procedures. See “Leverage Risks,” above, for a description of leverage risk.

          Reverse Repurchase Agreements: Under a Reverse Repurchase Agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will establish a separate custodial account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse Repurchase Agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in reverse repurchase agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the Reverse Repurchase Agreement.

          Rights: Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Portfolio that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.

          Securities Lending: Each Portfolio may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Fund employs an agent to implement the securities lending program and the agent receives a portion of the fee paid by the Borrower to the Fund for its services.

          Each Portfolio may lend its portfolio securities so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower “marks to market” on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receive a reasonable return on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. In addition, voting rights may pass with the loaned securities, but the Portfolio will retain the right to call any security in anticipation of a vote that the Adviser deems material to the security on loan.

          There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Adviser to be creditworthy and when, in the judgment of the Adviser, the income which can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, bank or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund’s Board. The Portfolio also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

          Short Selling: A short sale is a transaction in which a Portfolio sells securities that it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

          A Portfolio secures its obligation to replace the borrowed securities by depositing collateral with the broker, consisting of cash or other liquid securities. The Portfolio also must place in a segregated account with its custodian cash or other liquid securities equal in value to the difference, if any, between (i) the current market value of the securities sold short and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. This amount will be adjusted daily to reflect changes in the value of the securities sold short. A Portfolio also can cover its obligations by owning another security (such as a call option) giving it the right to obtain the same kind and amount of the security it sold short.

          Risks. Short sales by a Portfolio involve certain risks and special considerations. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio will have to replace the securities by purchasing them at a higher price than it received from the sale. Therefore, losses from short sales may be unlimited. By contrast, when a Portfolio purchases a security and holds it, the Portfolio cannot lose more than the amount it paid for the security.

          Stripped Mortgage-Backed Securities: Certain Portfolios may invest in stripped mortgage-backed securities (“SMBS”). An SMBS is a derivative multi-class mortgage security. SMBS usually are structured with two classes that receive different proportions of the interest and principal distribution on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield of POs could be materially adversely affected. The market values of IOs and POs are subject to greater risk of fluctuation in response to changes in market rates of interest than many other types of government securities. To the extent a Portfolio invests in IOs and POs, this increases the risk of fluctuations in the net asset value of a Portfolio.

          Structured Products: Certain Portfolios also may invest a portion of their assets in structured notes and other types of structured investments (referred to collectively as “structured products”). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. The cash flow or rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the referenced factor. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the referenced factor could result in a relatively large loss in the value of a structured note.

          Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where a Portfolio’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.

          Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. A Portfolio may have the right to receive payments to which it is entitled only from the structured investment, and generally does not have direct rights against the issuer. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured investment vehicles generally pay their share of the investment vehicle’s administrative and other expenses.

          Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Portfolio’s illiquidity to the extent that such Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

          Swaps: A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the swap will be satisfied.

          Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments, U.S. dollar denominated payments may be exchanged for payments denominated in foreign currencies, and payments tied to the price of one security, index, reference rate, currency or other instrument may be exchanged for payments tied to the price of a different security, index, reference rate, currency or other instrument. Swap contracts are typically individually negotiated and structured to provide exposure to a variety of particular types of investments or market factors. Swap contracts can take many different forms and are known by a variety of names. To the extent consistent with a Portfolio’s investment objectives and policies, a Portfolio is not limited to any particular form or variety of swap contract. A Portfolio may utilize swaps to increase or decrease its exposure to the underlying instrument, reference rate, foreign currency, market index or other asset. Certain Portfolios may also enter into related derivative instruments including caps, floors and collars.

          A Portfolio may be required to cover swap transactions. Obligations under swap agreements entered into on a net basis are generally accrued daily and any accrued but unpaid amounts owed by a Portfolio to the swap counterparty will be covered by segregating liquid assets. If a Portfolio enters into a swap agreement on other than a net basis, a Portfolio will segregate liquid assets with a value equal to the full amount of a Portfolio’s accrued obligations under the agreement.

          Interest Rate Swaps, Caps, Floors and Collars. Interest rate swaps consist of an agreement between two parties to exchange their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involved the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make.

          Certain Portfolios may also buy or sell interest rate caps, floors and collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rate of values. Caps, floors and collars may be less liquid that other types of swaps. If a Portfolio sells caps, floors and collars, it will segregate liquid assets with a value equal to the full amount, accrued daily, of a Portfolio’s net obligations with respect to the caps, floors or collars.

          Index Swaps. An index swap consists of an agreement between two parties in which a party exchanges a cash flow based on a notional amount of a reference index for a cash flow based on a different index or on another specified instrument or reference rate. Index swaps are generally entered into on a net basis.

          Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.

If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement.

          Currency Swaps. A currency swap consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in foreign currency for the right to receive U.S. dollars. Currency swap agreements may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

          Credit Default Swaps. A credit default swap consists of an agreement between two parties in which the “buyer” agrees to pay to the “seller” a periodic stream of payments over the term of the contract and the seller agrees to pay the buyer the par value (or other agreed-upon value) of a referenced debt obligation upon the occurrence of a credit event with respect to the issuer of the referenced debt obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Portfolio may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, a Portfolio would pay to the counterparty the periodic stream of payments. If no default occurs, a Portfolio would receive no benefit from the contract. As the seller in a credit default swap, a Portfolio would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. A Portfolio will generally segregate liquid assets to cover any potential obligation under a credit default swap sold by a Portfolio. The use of credit default swaps could result in losses to a Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

          Swaptions. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

          General Risks of Swaps. The risks associated with swap transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of swaps requires an understanding not only of the underlying instrument but also of the swap contract itself. Swap transactions may be subject to the risk factors generally applicable to derivatives transactions described above, and may also be subject to certain additional risk factors, including:

•

Swap agreements are not traded on exchanges and not subject to government regulation like exchange traded derivatives. As a result, parties to a swap agreement are not protected by such government regulations as participants in transactions in derivatives traded on organized exchanges.

•

In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

•

The swaps market is a relatively new market and is largely unregulated. It is possible that further developments in the swaps market, including potential governmental regulation, could adversely affect a Portfolio’s ability to utilize swaps, terminate existing swap agreements or realize amounts to be received under such agreements.

          U.S. Government Securities: The term “U.S. Government securities” refers to a variety of fixed income securities issued or guaranteed by the U.S. Government and various instrumentalities and agencies. The U.S. Governments that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are Ginnie Mae and the Federal Housing Administration.

          Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

          Warrants: Warrants are equity securities in the form of options issued by a corporation which give the holder the right to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. A purchaser takes the risk that the warrant may expire worthless because the market price of the common stock fails to rise above the price set by the warrant.

          When-Issued and Delayed Delivery Securities and Forward Commitments. A Portfolio may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. A Portfolio may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

          At the time a Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Portfolio’s assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. A Portfolio will also establish a segregated account on the Portfolio’s books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis. See “Leverage Risks” above for a description of leverage risk.

          When, As and If Issued Securities: A Portfolio may purchase securities on a “when, as and if issued” basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of a Portfolio until the Adviser determines that issuance of the security is probable. At that time, the Portfolio will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Portfolio will also establish a segregated account on its books in which it will maintain cash, cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

          An increase in the percentage of the Portfolio’s assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its net asset value. The Portfolio may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Portfolio at the time of sale.

          Yankee and Eurobond Obligations: Each Portfolio may invest in Eurobond and Yankee obligations, which are fixed income securities. The Eurobonds that the Portfolios will purchase may include bonds issued and denominated in euros. Eurobonds may be issued by government and corporate issuers in Europe. Yankee bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

          Eurobond and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. However, Eurobond (and to a limited extent, Yankee) obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

          Zero Coupons: Each Portfolio may invest in zero coupon bonds (“Zero Coupons”), which are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at substantial discounts from their face value. The difference between a Zero Coupon’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. Each Portfolio intends to pass along such interest as a component of the Portfolio’s distributions of net investment income.

          Zero Coupons may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, Zero Coupon prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor. Zero Coupon Treasury Bonds are sold under a variety of different names, such as: Certificate of Accrual on Treasury Securities (“CATS”), Treasury Receipts (“TRS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Treasury Investment Growth Receipts (“TIGERS”).

INVESTMENT LIMITATIONS

          Fundamental Limitations. Each Portfolio is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

          As a matter of fundamental policy, each Portfolio will not change its objective and will not:

          (1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolio from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time;

          (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

          (3) make loans of money or property to any person, except (a) to the extent that securities or interests in which the Portfolio may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time;

          (4) invest in a manner inconsistent with its classification as a “diversified company” as a provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time (this restriction does not apply to the International Fixed Income Portfolio or Advisory Portfolio II);

           (5) borrow money, except the Portfolio may borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Company from the provisions of the 1940 Act, as amended from time to time;

          (6) underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the disposition of restricted securities);

          (7) acquire any securities of companies within one industry, if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iv) asset-backed securities will be classified according to the underlying assets securing such securities; and (v) the Advisory Portfolio and the Advisory Portfolio II will concentrate in mortgage-backed securities; and

          (8) issue senior securities, except the Portfolio may issue senior securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.

          Non-Fundamental Limitations. Each Portfolio is also subject to the following restrictions which may be changed by the Board without shareholder approval.

          As a matter of non-fundamental policy, no Portfolio will:

          (1) in the case of any Equity Portfolio, enter into futures contracts to the extent that each Portfolio’s outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of each Portfolio’s total assets, and will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC’s position on asset coverage;

          (2) in the case of any Fixed Income Portfolio, enter into futures contracts or options on futures contracts for purposes other than bona fide hedging if more than 5% of the Portfolio’s total assets at the time of the transaction would be required as margin and option premiums to secure the Portfolio’s obligations under such contracts;

          (3) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, provided that each Portfolio may make margin deposits in connection with transactions in options, futures, and options on futures;

          (4) sell short unless the Portfolio (i) by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, or (ii) maintains in a segregated account on the books of the Fund’s custodian an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short or such other amount as the SEC or its staff may permit by rule, regulation, order or interpretation (transactions in futures contracts and options, however, are not deemed to constitute selling securities short);

          (5) pledge, mortgage or hypothecate assets in an amount greater than 50% of its total assets, provided that each Portfolio may earmark or segregate assets without limit in order to comply with the requirements of Section 18(f) of the 1940 Act and applicable rules, regulations or interpretations of the SEC and its staff;

          (6) invest more than an aggregate of 15% of the net assets of the Portfolio determined at the time of investment, in illiquid securities provided that this limitation shall not apply to any investment in securities that are not registered under the 1933 Act but that can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and are determined to be liquid securities under guidelines or procedures adopted by the Board;

          (7) invest for the purpose of exercising control over management of any company; and

          (8) invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder; provided that no Portfolio will invest in other investment companies in reliance on Sections 12(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the 1940 Act.

          Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Portfolio’s assets will not be considered a violation of the restriction, and the sale of securities will not be required. The foregoing does not apply to borrowings or investments in illiquid securities.

          Pursuant to an order from the SEC, the Portfolios may enter into interfund lending arrangements. Interfund loans and borrowings permit each Portfolio to lend money directly to and borrow from other Portfolios of the Fund for temporary purposes. Such loans and borrowings normally extend overnight but may have a maximum duration of seven days. A Portfolio will borrow through the interfund lending facility only when the costs are lower than the costs of bank loans, and will lend through the facility only when the returns are higher than those available from an investment in repurchase agreements. In addition, a Portfolio will borrow and lend money through interfund lending arrangements only if, and to the extent that, such practice is consistent with the Portfolio’s investment objectives and other investments. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

DISCLOSURE OF PORTFOLIO HOLDINGS

          The Fund’s Board of Trustees and the Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the “Policy”). Pursuant to the Policy, the Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund’s and the Adviser’s fiduciary duties to Fund shareholders. The Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any affiliated person of the Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

          The Fund makes available on its public website the following portfolio holdings information:

•	complete portfolio holdings information monthly, at least 15 calendar days after the end of each month; and

•	top 10 (or top 15) holdings monthly, at least 15 calendar days after the end of each month (other than with respect to the Advisory Portfolio and Municipal Portfolio).

          The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

          All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

          The Fund may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics services and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Adviser or the Fund and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

          The Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser or any affiliate of the Adviser (the “MSIM Funds”) on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

          Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree to not to disclose or trade on the basis of the portfolio holdings information.

          The Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

          The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

          The Adviser and/or the Fund have entered into ongoing arrangements to make available public and/or non-public information about the Fund’s portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a non-disclosure agreement with the Fund, or owes a duty of trust or confidence to the Adviser or Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee (the “PHRC”) or the Fund’s Board of Trustees. In all such instances, however, the PHRC will be responsible for reporting to the Fund’s Board of Trustees, or designated committee thereof, material information concerning the ongoing arrangements at each Board’s next regularly scheduled Board meeting. Categories of parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers.

          The Adviser, the Fund and/or certain Portfolios currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time

Service Providers
RiskMetrics Group (proxy voting agent)(*)	Complete portfolio holdings	Daily basis	(2)
FT Interactive Data Pricing Service Provider(*)	Complete portfolio holdings	As needed	(2)
Morgan Stanley Trust(*)	Complete portfolio holdings	As needed	(2)
State Street Bank and Trust Company(*)	Complete portfolio holdings	As needed	(2)
Fund Rating Agencies
Lipper(*)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Morningstar(**)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Standard & Poor’s(*)	Complete portfolio holdings	Quarterly basis	Approximately 15 day lag
Investment Company Institute(**)	Top ten portfolio holdings	Quarterly basis	Approximately 15 days after quarter end
Consultants and Analysts
Americh Massena & Associates, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Bloomberg(**)	Complete portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Callan Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Cambridge Associates(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Citigroup(*)	Complete portfolio holdings	Monthly and quarterly basis, respectively(5)	At least one day after month/quarter end
Credit Suisse First Boston(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively	Approximately 10-12 days after month/quarter end
CTC Consulting, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end, respectively
Evaluation Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(3)	Approximately 10-12 days after month/quarter end
Fund Evaluation Group(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Jeffrey Slocum & Associates(*)	Complete portfolio holdings(4)	Quarterly basis(5)	Approximately 10-12 days after quarter end
Hammond Associates(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hartland & Co.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hewitt Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Mercer Investment Consulting(*)	Complete portfolio holdings	As needed	(2)
Merrill Lynch(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Mobius(**)	Top ten portfolio holdings(3)	Monthly basis	At least 15 days after month end
Nelsons(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Prime, Buchholz & Associates, Inc.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
PSN(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
PFM Asset Management LLC(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Royal Bank of Canada(*)	Complete portfolio holdings	As needed	(2)

Name	Information Disclosed	Frequency(1)	Lag Time

Russell Investment Group/Russell/ Mellon Analytical Services, Inc.(**)	Top ten and complete portfolio holdings	Monthly and quarterly basis	At least 15 days after month end and at least 30 days after quarter end, respectively
SEI Trust Company(*)	Complete portfolio holdings	As needed	(2)
Stratford Advisory Group, Inc.(*)	Top ten portfolio holdings(6)	Quarterly basis(5)	Approximately 10-12 days after quarter end
Thompson Financial(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Watershed Investment Consultants, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Yanni Partners(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Portfolio Analytics Providers
FactSet Research Systems, Inc.(*)	Complete portfolio holdings	Daily basis	One day

(*)	This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(**)	The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.

(1)	Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)	Information will typically be provided on a real time basis or as soon thereafter as possible.

(3)	Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

(4)	Top ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

(5)	This information will also be provided upon request from time to time.

(6)	Complete portfolio holdings will also be provided upon request from time to time.

          In addition, persons who owe a duty of trust or confidence to the Adviser or the Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include (i) the Fund’s independent registered public accounting firm (as of the Fund’s fiscal year end and on an as needed basis), (ii) counsel to the Fund (on an as needed basis), (iii) counsel to the Independent Trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis).

          All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Fund’s Board of Trustees (or designated committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (discussed above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists; (iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Adviser shall report quarterly to the Board of Trustees (or a designated committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the material non-public information.

          In no instance may the Adviser or the Fund receive any compensation or consideration in exchange for the portfolio holdings information.

          The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

          (a) The PHRC, which will consist of executive officers of the Fund and the Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

          (b) The PHRC will periodically review and have the authority to amend as necessary the Fund’s portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

          (c) The PHRC will meet at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest lists; (iii) shareholder in-kind distributions; (iv) attribution analyses; or (v) in connection with transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, Morgan Stanley Distribution, Inc., as distributor of the Fund (the “Distributor”), or any affiliated person of the Fund, the Adviser or the Distributor, on the other.

          (d) Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third-party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed non-disclosure agreement. At least three members of the PHRC, or their designees, and one member of the Fund’s Audit Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

          (e) The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Trustees at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

PURCHASE OF SHARES

          Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders and (iii) to reduce or waive the minimum for initial and additional investments. The minimum initial or additional investment in Class I shares, Class P shares or Class L shares may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans investing directly with the Fund (with respect to holders of Class I shares and Class P shares, these plans must have plan assets of at least $5 million); retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities investing directly with the Fund (with respect to holders of Class I shares and Class P shares, these entitites must have at least $5 million of investable assets); certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the Independent Trustees of the Fund; and clients who owned Portfolio shares as of December 31, 2007. The Fund, in its sole discretion, may waive the minimum initial investment amount for Investment Class shares in certain cases. If the value of your account falls below the minimum initial investment amount for Class I shares, Class P shares, Class L shares or Investment Class shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption.

          Investors purchasing and redeeming shares of the Portfolios through a financial intermediary may be charged a transaction-based fee or other fee for the financial intermediary’s services. Each financial intermediary is responsible for sending you a schedule of fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of financial intermediaries should read this SAI in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from financial intermediaries for the sale of Class I shares.

          Class H shares are subject to a sales charge equal to a maximum of 3.50% calculated as a percentage of the offering price. Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice.

          Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.

          Conversion To a New Share Class. If the value of an account falls below the investment minimum for the Class of shares held by the account because of shareholder redemption(s) or the failure to meet one of the waiver criteria set forth above, and if the account value remains below such investment minimum, the shares in such account may, at the Adviser’s discretion, convert to another class of shares offered by the Portfolio, if an account meets the minimum investment amount for such class, and will be subject to the shareholder services fee and other features applicable to such shares. Conversion to another class of shares will result in holding a share class with higher fees. The Fund will not convert to another class of shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder. Shareholders will be notified prior to any such conversion.

          Involuntary Redemption of Shares. If the value of an account falls below the investment minimum for (i) Class H shares or Class L shares; (ii) Class P shares (where the applicable Portfolio does not offer Class H shares or Class L shares); (iii) Class I shares (where the applicable Portfolio does not offer Class H shares, Class L shares or Class P shares) or (iv) Investment Class shares, because of shareholder redemption(s) or you no longer meet one of the waiver criteria set forth above, and if the account value remains below such investment minimum, the shares in such account may be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If shares are redeemed, redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified prior to any such redemption.

REDEMPTION OF SHARES

          Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (“NYSE”) is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit. The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund’s prospectuses under “Valuation of Shares” and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.

          Redemption proceeds may be more or less than the shareholder’s cost depending on the market value of the securities held by the Portfolio. See each prospectus for additional information about redeeming shares of a Portfolio.

TRANSACTIONS WITH BROKER/DEALERS

          The Fund has authorized certain brokers to accept on its behalf purchase and redemption orders. Some of these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. For purposes of determining the purchase price of shares, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker’s authorized designee, accepts the order. In other words, orders will be priced at the net asset value next computed after such orders are accepted by an authorized broker or the broker’s authorized designee.

SHAREHOLDER SERVICES

Transfer of Shares

          Shareholders may transfer shares of the Fund’s Portfolios to another person by written request to Shareholder Services at Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. If shares are being transferred to a new account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party. If shares are being transferred to an existing account, the request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under “Redemption of Shares.” As in the case of redemptions, the written request must be received in good order before any transfer can be made.

VALUATION OF SHARES

          Net asset value per share (“NAV”) is determined by dividing the total market value of each Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of that Portfolio. The NAV for each class of shares offered by the Fund may differ due to class-specific expenses paid by each class, including the shareholder servicing fees charged to Investment Class shares, Class P shares, Class H shares and Class L shares.

          In the calculation of a Portfolio’s NAV: (1) an equity portfolio security listed or traded on the NYSE, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; and (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day. When market quotations are not readily available, including circumstances under which it is determined by the Adviser that the sale price, the bid price or the mean between the last reported bid and asked price are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

          Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Board determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Board.

          Certain of a Portfolio’s securities may be valued by an outside pricing service approved by the Board. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

          Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest price published by the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

          Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Portfolio’s net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

MANAGEMENT OF THE FUND

          The Board supervises the Fund’s affairs under the laws governing business trusts in the Commonwealth of Pennsylvania. The Board has approved contracts under which certain companies provide essential management, administrative and shareholder services to the Fund.

          Trustees and Officers. The Board of the Fund consists of 10 Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by Morgan Stanley Investment Advisors Inc. (the “Retail Funds”) and certain of the funds advised by Morgan Stanley AIP GP LP and the Adviser (the “Institutional Funds”). Nine Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser’s parent company, Morgan Stanley. These are the “non-interested” or “Independent” Trustees. The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

          Independent Trustees. The Independent Trustees of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2009) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley Investment Advisors Inc.).

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee

Frank L. Bowman (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government.

				[ ]	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.

				[ ]	Director of various business organizations.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee

Kathleen A. Dennis (56) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).

				[ ]	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991

Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.

				[ ]	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (67) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994

President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.

				[ ]	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee

Michael F. Klein (51) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				[ ]	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (73) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991

General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).

				[ ]	None.

W. Allen Reed (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).

				[ ]	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee

Fergus Reid (77) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	[ ]	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

          The Trustee who is affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee (as of December 31, 2009) and the other directorships, if any, held by the Interested Trustee, are shown below.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee

James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	[ ]	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Executive Officers:

Name, Age and Address of Executive Trustee	Position(s) Held with Registrant	Length of Time Served***	Principal Occupation(s) During Past 5 Years

Randy Takian (35) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2008

President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of Morgan Stanley Investment Advisors Inc. (since July 2008). Head of Retail and Intermediary business with Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

***	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Executive Trustee	Position(s) Held with Registrant	Length of Time Served***	Principal Occupation(s) During Past 5 Years

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008

Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of the Adviser and Morgan Stanley Investment Advisors Inc. (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of the Adviser and Morgan Stanley Investment Advisors Inc. (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (46) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004

Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (43) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director and Secretary of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997).

Mary E. Mullin (42) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

James Garrett (41) 522 Fifth Avenue New York, NY 10036	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003	Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds.

***	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

          For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser, Morgan Stanley Investment Advisors Inc. and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2009 is set forth in the table below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (as of December 31, 2009)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (as of December 31, 2009)

Independent:
Frank L. Bowman (1)	[ ]	[over $100,000
Michael Bozic	[ ]	over $100,000
Kathleen A. Dennis	[ ]	over $100,000
Manuel H. Johnson	[ ]	over $100,000
Joseph J. Kearns(1)	[ ]	over $100,000
Michael F. Klein	[ ]	over $100,000
Michael E. Nugent	[ ]	over $100,000
W. Allen Reed (1)	[ ]	over $100,000
Fergus Reid(1)	[ ]	over $100,000

Interested:
James F. Higgins	[ ]	over $100,000]

(1)

Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan.

          As to each Independent Trustee and his or her immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

          As of December 31, 2009, the Trustees and Officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Portfolio of the Fund.

          Independent Trustees and the Committees. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Institutional Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia. These are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Institutional Funds’ Boards, such individuals may reject other attractive assignments because the Institutional Funds make substantial demands on their time. The Board has four committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee and (4) Investment Committee. Three of the Independent Trustees serve as members of the Audit Committee, three Independent Trustees serve as members of the Governance Committee, four Trustees, including three Independent Trustees, serve as members of the Compliance and Insurance Committee and all of the Trustees serve as members of the Investment Committee.

          The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, shareholder service plans and distribution and underwriting agreements, continually reviewing fund performance, checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy.

          The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund’s independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm’s duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund’s system of internal controls; and reviewing the valuation process. The Fund has adopted a formal, written Audit Committee Charter.

          The members of the Audit Committee of the Fund are Joseph J. Kearns, Michael E. Nugent and W. Allen Reed. None of the members of the Fund’s Audit Committee is an “interested person,” as defined under the Investment Company Act, of the Fund (with such disinterested Trustees being “Independent Trustees” or individually, “Independent Trustee”). Each Independent Trustee is also “independent” from the Fund under the listing standards of the NYSE. The Chairperson of the Audit Committee of the Fund is Joseph J. Kearns.

          The Board of Trustees of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Fund’s Board and on committees of the Board and recommends such qualified individuals for nomination by the Fund’s Independent Trustees as candidates for election as Independent Trustees, advises the Fund’s Board with respect to Board composition, procedures and committees, develops and recommends to the Fund’s Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund’s Board of Trustees and any Board committees and oversees periodic evaluations of the Fund’s Board and its committees. The members of the Governance Committee of the Fund are Kathleen A. Dennis, Michael F. Klein and Fergus Reid, each of whom is an Independent Trustee. The Chairperson of the Governance Committee is Fergus Reid.

          The Fund does not have a separate nominating committee. While the Fund’s Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Fund believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each Independent Trustee (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participates in the election and nomination of candidates for election as Independent Trustees for the Fund for which the Independent Trustee serves. Persons recommended by the Fund’s Governance Committee as candidates for nomination as Independent Trustees shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board’s ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund’s Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption “Shareholder Communications.”

          The Board formed the Compliance and Insurance Committee to address insurance coverage and oversee the compliance function for the Fund and the Board. The Compliance and Insurance Committee consists of Frank L. Bowman, Michael Bozic, James F. Higgins and Manuel H. Johnson. Frank L. Bowman, Michael Bozic and Manuel H. Johnson are Independent Trustees. The Chairperson of the Compliance and Insurance Committee is Michael Bozic. The Compliance and Insurance Committee has an Insurance Sub-Committee to review and monitor the insurance coverage maintained by the Fund. The Chairperson of the Insurance Sub-Committee is Frank L. Bowman.

          The Investment Committee oversees the portfolio investment process for and reviews the performance of the Fund. The Investment Committee also recommends to the Board to approve or renew the Fund’s Investment Advisory and Administration Agreements. The members of the Investment Committee are Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, James F. Higgins, Manuel H. Johnson,

Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid. The Chairperson of the Investment Committee is Manuel H. Johnson.

          The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the funds’ primary areas of investment, namely equities, fixed income and alternatives. The SubCommittees and their members are as follows:

(1)	Equity—W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

(2)	Fixed Income—Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

(3)	Money Market and Alternatives—Kathleen A. Dennis (Chairperson), James F. Higgins and Joseph J. Kearns.

          During the Fund’s fiscal year ended September 30, 2009, the Board of Trustees held the following meetings:

Board of Trustees	6

Committee/Sub-Committee:	Number of Meetings

Audit Committee	4
Governance Committee	4
Compliance and Insurance Committee	4
Insurance Sub-Committee	1
Investment Committee	5
Equity Sub-Committee	7
Fixed Income Sub-Committee	6
Money Market and Alternatives Sub-Committee	5

          Advantages of Having the Same Individuals as Independent Trustees for the Retail Funds and Institutional Funds. The Independent Trustees and the Fund’s management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of these funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund’s service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on the boards of the Retail Funds and Institutional Funds enhances the ability of each fund to obtain, at modest cost to each, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.

          Trustee and Officer Indemnification. The Fund’s Declaration of Trust provides that no Trustee, Officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

          Shareholder Communications. Shareholders may send communications to the Board of Trustees. Shareholders should send communications intended for the Board by addressing the communication directly to that Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund’s office or directly to such Board member(s) at the address specified for each director previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

          Compensation of Trustees and Officers. Each Trustee (except for the Chairperson of the Boards) receives an annual retainer fee of $200,000 for serving the Retail Funds and the Institutional Funds. The Chairperson of the Audit Committee receives an additional annual retainer fee of $75,000 and the Investment Committee Chairperson receives an additional annual retainer fee of $60,000. Other Committee Chairpersons receive an additional annual retainer fee of $30,000 and the Sub-Committee Chairpersons receive an additional annual retainer fee of $15,000. The aggregate compensation paid to each Trustee is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. Michael E. Nugent receives a total annual retainer fee of $400,000 for his services as Chairperson of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board.

          The Fund also reimburses the Independent Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Fund who are employed by the Adviser receive no compensation or expense reimbursement from the Fund for their services as a Trustee.

          Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the “DC Plan”), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

          Prior to April 1, 2004, the Fund maintained a similar Deferred Compensation Plan (the “Prior DC Plan”), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. Generally, the DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the Plan (except for amounts paid during the calendar year 2004 which remain subject to the terms of the Prior DC Plan).

          The following table shows aggregate compensation payable to the Fund’s Trustees by the Fund for the fiscal year ended September 30, 2009 and the aggregate compensation payable to each of the funds’ Trustees by the Fund Complex (which includes all of the Retail Funds and Institutional Funds) for the calendar year ended December 31, 2009.

COMPENSATION(1)

Name of Independent Trustee	Aggregate Compensation From the Fund(2)		Total Compensation From Fund and Fund Complex Paid to the Trustees(3)

Frank L. Bowman(2)(3)	$	[ ]	$	[ ]
Michael Bozic		[ ]		[ ]
Kathleen A. Dennis		[ ]		[ ]
Manuel H. Johnson		[ ]		[ ]
Joseph J. Kearns(2)(3)		[ ]		[ ]
Michael F. Klein		[ ]		[ ]
Michael E. Nugent		[ ]		[ ]
W. Allen Reed(2)(3)		[ ]		[ ]
Fergus Reid(3)		[ ]		[ ]

Name of Interested Trustee

James F. Higgins		[ ]		[ ]

(1)	Includes all amounts paid for serving as director/trustee of the funds, as well as serving as Chairperson of the Boards or a Chairperson of a Committee or Sub-Committee.

(2)

The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund’s fiscal year. The following Trustees deferred compensation from the Fund during the fiscal year ended September 30, 2009: Mr. Bowman, $[       ]; Mr. Kearns, $[       ]; and Mr. Reed, $[       ].

(3)

The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2009 before deferral by the Trustees under the DC Plan. As of December 31, 2009, the value (including interest) of the deferral accounts across the Fund Complex for Messrs. Bowman, Kearns, Reed and Reid pursuant to the deferred compensation plan was $[       ], $[       ], $[       ] and $[       ], respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

          Prior to December 31, 2003, 49 of the Retail Funds (the “Adopting Funds”) had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an “Eligible Trustee”) would have been entitled to retirement payments based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee’s retirement as shown in the table below.

          The following table illustrates the retirement benefits accrued to the Fund’s Independent Trustees by the Adopting Funds for the calendar year ended December 31, 2009, and the estimated retirement benefits for the Independent Trustees from the Adopting Funds for each calendar year following retirement. Only the Trustees listed below participated in the retirement program.

Name of Independent Trustee	Retirement Benefits Accrued as Fund Expenses By All Adopting Funds		Estimated Annual Benefits Upon Retirement(1) From All Adopting Funds

Michael Bozic	$	[ ]	$	[ ]
Manuel H. Johnson		[ ]		[ ]
Michael E. Nugent		[ ]		[ ]

(1)	Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee’s life.

INVESTMENT ADVISER

          The Adviser to the Fund, Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, New York 10036, is a wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser,

together with its affiliated asset management companies, had approximately $[       ] billion in assets under management or supervision.

          Under an Investment Advisory Agreement (the “Agreement”) with the Fund, the Adviser, subject to the control and supervision of the Fund’s Board and in conformance with the stated investment objectives and policies of each Portfolio of the Fund, manages the investment and reinvestment of the assets of each Portfolio of the Fund. In addition, the International Fixed Income Portfolio is sub-advised as described below. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund’s Portfolios and to place each Portfolio’s purchase and sales orders for investment securities.

          As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for the Portfolios and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), each Portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the Portfolio’s average daily net assets for the quarter:

Portfolio	Rate (%)

Mid Cap Growth Portfolio	0.500%

U.S. Mid Cap Value Portfolio	0.720% of the portion of the daily net assets not exceeding $1 billion; and 0.650% of the portion of the daily net assets exceeding $1 billion

U.S. Small Cap Value Portfolio

0.670% of the portion of the daily net assets not exceeding $500 million; 0.645% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.620% of the portion of the daily net assets exceeding $1 billion

Value Portfolio

0.500% of the portion of the daily net assets not exceeding $1 billion; 0.450% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.400% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.350% of the portion of the daily net assets exceeding $3 billion

Core Fixed Income Portfolio	0.375%

Core Plus Fixed Income Portfolio	0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.300% of the portion of the daily net assets exceeding $1 billion

Portfolio	Rate (%)

Intermediate Duration Portfolio	0.375%

International Fixed Income Portfolio	0.375%

Investment Grade Fixed Income Portfolio	0.375%

Limited Duration Portfolio	0.300%

Long Duration Fixed Income Portfolio	0.375%

Municipal Portfolio	0.375%

Balanced Portfolio	0.450%

          The Adviser has voluntarily agreed to reduce or waive its advisory fees and/or reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses deducted from Portfolio assets for Class I and Class P from exceeding 0.50% and 0.75%, respectively, of average daily net assets for each of the Core Fixed Income, Long Duration Fixed Income and Municipal Portfolios. The Adviser also has voluntarily agreed to reduce its advisory fees and/or reimburse certain expenses for Class H and Class L of the Municipal Portfolio so that total annual operating expenses, excluding transfer agency fees, will not exceed 0.75% and 1.00%, respectively, of its average daily net assets. In determining the actual amount of voluntary advisory fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from annual operating expenses certain investment related expenses, such as interest expense on borrowing, and, with respect to Class H and Class L, transfer agency fees. The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion.

          The following table shows for each Portfolio (i) the advisory fee paid; and (ii) the advisory fee waived for each of the past three fiscal years ended September 30, 2007, 2008 and 2009.

	Advisory Fees Paid				Advisory Fees Waived

Portfolio	2007 (000)	2008 (000)	2009 (000)		2007 (000)	2008 (000)	2009 (000)

Mid Cap Growth Portfolio	$12,353	$16,955	$	[ ]	$—	$—	$	[ ]
U.S. Mid Cap Value Portfolio	1,143	1,162		[ ]	—	—		[ ]
U.S. Small Cap Value Portfolio	5,599	5,332		[ ]	—	—		[ ]
Value Portfolio	2,970	1,662		[ ]	—	—		[ ]
Core Fixed Income Portfolio	1,034	956		[ ]	141	115		[ ]
Core Plus Fixed Income Portfolio	8,675	7,826		[ ]	—	—		[ ]
Intermediate Duration Portfolio	549	549		[ ]	—	—		[ ]
International Fixed Income Portfolio	768	814		[ ]	—	—		[ ]
Investment Grade Fixed Income Portfolio	1,944	1,725		[ ]	—	—		[ ]
Limited Duration Portfolio	3,202	2,667		[ ]	—	—		[ ]
Long Duration Fixed Income Portfolio	—	31		[ ]	96	76		[ ]
Municipal Portfolio	2,915	4,111		[ ]	9	45		[ ]
Balanced Portfolio	1,417	1,300		[ ]	—	—		[ ]

          The Agreement continues for successive one year periods, only if each renewal is specifically approved by an in-person vote of the Fund’s Board, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of each Portfolio of the Fund. If the holders of any Portfolio fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each Portfolio which approved the Agreement, and to any Portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by any Portfolio without the payment of any penalty, at any time, (1) by vote of a majority of the entire Board or (2) by vote of a majority of the outstanding voting securities of the Portfolio on 60 days’ written notice to the Adviser or (3) by the Adviser without the payment of any penalty, upon 90 days’ written notice to the Fund.

          The Fund bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to each Portfolio, based on their relative net assets. Each Portfolio bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.

Code of Ethics

          The Fund, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a preclearance requirement with respect to personal securities transactions.

Proxy Voting Policies and Procedures and Proxy Voting Record

          The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to Morgan Stanley Investment Management and its advisory affiliates (“MSIM”).

          A copy of MSIM’s Proxy Voting Policy (“Proxy Policy”) is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as the Fund’s most recent proxy voting record for the 12-month period ended June 30, filed with the SEC are available without charge on our web site at www.morganstanley.com/im. The Fund’s proxy voting record is also available without charge on the SEC’s web site at www.sec.gov.

Portfolio Managers

          Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser has adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

          Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

          Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

          Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation can include:

•	Cash Bonus.

•

Morgan Stanley’s Long Term Incentive Compensation awards—a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•

Investment Management Alignment Plan (IMAP) awards—a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include one of the Portfolios. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Adviser or its affiliates.

•

Voluntary Deferred Compensation Plans—voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates.

          Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts manages by the portfolio manager.

•	Contribution to the business objectives of the Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Other Accounts Managed by Portfolio Managers at September 30, 2009 (unless otherwise indicated):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Balanced Portfolio
W. David Armstrong
Henry McVey
Francine Bovich
Sanjay Verma
Core Fixed Income Portfolio, Intermediate Duration Portfolio and Investment Grade Fixed Income Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

W. David Armstrong
Jaidip Singh
Sanjay Verma
Core Plus Fixed Income Portfolio
W. David Armstrong
Sanjay Verma
International Fixed Income Portfolio
Michael B. Kushma
Christian G. Roth
Jaidip Singh
Limited Duration Portfolio
Virginia Keehan
Joseph Mehlman
Jaidip Singh
Long Duration Fixed Income Portfolio
W. David Armstrong
Jaidip Singh
Mid Cap Growth Portfolio
Dennis P. Lynch
David S. Cohen
Sam G. Chainani
Alexander T. Norton
Jason C. Yeung
Armistead B. Nash
Municipal Portfolio
Neil Stone
U.S. Mid Cap Value Portfolio
Thomas R. Copper
John Mazanec
Thomas B. Bastian
Mary Jayne Maly
James O. Roeder
Mark J. Laskin
Sergio Marcheli
U.S. Small Cap Value Portfolio
Richard Glass
Alexander Yaggy
Value Portfolio
Kevin C. Holt
Jason S. Leder
Devin E. Armstrong
James N. Warwick
[FOOTNOTES FOR PERFORMANCE BASED ACCTS TO FOLLOW]

Securities Ownership of Portfolio Managers (at September 30, 2009, unless otherwise noted)

Balanced Portfolio
W. David Armstrong
Henry McVey
Francine Bovich
Sanjay Verma

Core Fixed Income Portfolio
W. David Armstrong
Jaidip Singh
Sanjay Verma
Core Plus Fixed Income Portfolio
W. David Armstrong
Sanjay Verma
Intermediate Duration Portfolio
W. David Armstrong
Jaidip Singh
Sanjay Verma
International Fixed Income Portfolio
Michael B. Kushma
Christian G. Roth
Jaidip Singh
Investment Grade Fixed Income Portfolio
W. David Armstrong
Jaidip Singh
Sanjay Verma
Limited Duration Portfolio
Virginia Keehan
Joseph Mehlman
Jaidip Singh
Long Duration Fixed Income Portfolio
W. David Armstrong
Jaidip Singh
Mid Cap Growth Portfolio
Dennis P. Lynch
David S. Cohen
Sam G. Chainani
Alexander T. Norton
Jason C. Yeung
Armistead B. Nash
Municipal Portfolio
Neil Stone
U.S. Mid Cap Value Portfolio
Thomas R. Copper
John Mazanec
Thomas B. Bastian
Mary Jayne Maly
James O. Roeder
Mark J. Laskin
Sergio Marcheli
U.S. Small Cap Value Portfolio
Richard Glass
Alexander Yaggy
Value Portfolio
Kevin C. Holt
Jason S. Leder
Devin E. Armstrong
James N. Warwick

*	The portfolio manager has made investments in one or more registered investment companies managed by the same portfolio management team pursuant to a similar strategy.

PRINCIPAL UNDERWRITER

          Morgan Stanley Distribution, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, with its principal office at 100 Front Street, Suite 400, West Conshohocken, Pennsylvania 19428-2881, distributes the shares of the Fund. Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund’s shares. The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund’s Board, including a majority of those Trustees who are not parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

SHAREHOLDER SERVICES PLANS

Investment Class

          The Fund has adopted a Shareholder Service Plan for Investment Class Shares (the “Shareholder Services Plan”). The Plan provides that the Fund, on behalf of each Portfolio, may pay the Distributor an annualized fee of up to 0.15% of each Portfolio’s average daily net assets attributable to Investment Class Shares. The Distributor may use the shareholder service fee to compensate financial intermediaries, plan fiduciaries, and investment professionals, including the Fund’s investment adviser, for providing one or more personal services to Investment Class shareholders (including, where applicable, any underlying beneficial owners) identified in the Shareholder Service Plan. During the fiscal year ended September 30, 2009, the Balanced, Core Plus Fixed Income, Intermediate Duration, U.S. Mid Cap Value and Value Portfolios paid $[     ], $[     ], $[     ], $[     ] and $[     ], respectively, to compensate the Distributor under this Shareholder Services Plan.

          Other than $[     ] of fees retained by the Distributor, fees paid to the Distributor during the fiscal year in connection with the Shareholder Services Plan were used to reimburse third-parties for distribution-related services performed on behalf of the Fund.

Class P, Class H and Class L

          Effective July 1, 2007, the Fund adopted a Shareholder Services Plan for Class P shares (the “Class P Plan”), effective November 29, 2007, the Fund adopted a Shareholder Services Plan for Class H shares (the “Class H Plan”) and effective June 9, 2008, the Fund adopted a Distribution and Shareholder Services Plan for Class L shares (the “Class L Plan”), each pursuant to Rule 12b-1 under the 1940 Act (together, the “Plans”). The Plans provide that the Fund, on behalf of each Portfolio, may pay the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or intermediaries an annualized fee of up to 0.25% of the average daily net assets of each Portfolio attributable to Class P shares, Class H shares or Class L shares, as applicable. This service fee is for providing “personal service and/or the maintenance of shareholder accounts” as provided for in Section 2830(b)(9) of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules, including (i) expenditures for overhead and other expenses of the Distributor and other affiliated and unaffiliated broker-dealers, (ii) telephone and other communications expenses relating to the provision of shareholder services and (iii) compensation to and expenses of financial advisors and other employees of the Distributor and other affiliated and unaffiliated broker-dealers for the provision of shareholder services. In addition, the Class L Plan provides that the Fund, on behalf of each Portfolio, may pay the Distributor an annualized distribution fee of up to 0.25% of the average daily net assets of each Portfolio attributable to Class L shares. The Distributor may direct that all or any part of these fees be paid directly to its affiliates or other broker-dealers, financial institutions and/or intermediaries that provide shareholder services.

          For the fiscal year ended September 30, 2009, the Balanced, Core Fixed Income, Core Plus Fixed Income, Intermediate Duration, International Fixed Income, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income, Mid Cap Growth, Municipal, U.S. Mid Cap Value, U.S. Small Cap Value, and Value Portfolios paid, in connection with the Class P shares of each Portfolio, $[     ], $[     ], $[     ], $[     ], $[     ], $[     ], $[     ], $[     ], $[     ], $[     ], $[     ], $[     ], and $[     ], respectively, in shareholder service fees pursuant to the Class P Plan.

          For the fiscal year ended September 30, 2009, the International Fixed Income, Investment Grade Fixed Income and Municipal Portfolios paid, in connection with the Class H shares of each Portfolio, $[     ], $[     ], and $[     ], respectively, in shareholder service fees pursuant to the Class H Plan.

          For the fiscal year ended September 30, 2009, the International Fixed Income, Investment Grade Fixed Income and Municipal Portfolios paid, in connection with the Class L shares of each Portfolio, $[     ], $[     ], and $[     ], respectively, in distribution and shareholder service fees pursuant to the Class L Plan.

          Other than $[     ], $[     ] and $[     ] of fees retained by the Distributor in connection with the Class P Plan, the Class H Plan and the Class L Plan, respectively, fees paid to the Distributor during the fiscal year were used to reimburse third-parties for shareholder services performed on behalf of the Fund.

          The Plans were approved by the Fund’s Board of Trustees, including the Independent Trustees, none of whom has a direct or indirect financial interest in the operation of the Plan or in any agreements related thereto.

Revenue Sharing

          The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to certain affiliated entities of the Adviser and the Distributor (“Affiliated Entities”), certain insurance companies and/or other unaffiliated financial intermediaries, including recordkeepers and administrators of various deferred compensation plans (“Intermediaries”), in connection with the sale, distribution, marketing and/or retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to an Intermediary for, among other things, promoting the sale and distribution of Portfolio shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Intermediary, granting the Distributor access to the Intermediary’s financial advisors and consultants, providing assistance in the ongoing education and training of the Intermediary’s financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder, or transaction processing services. Such payments are in addition to any shareholder servicing fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments are generally based on current assets, but may also be based on other measures as determined from time to time by the Adviser and/or the Distributor (e.g., gross sales or number of accounts). The amount of these payments may be different for different Intermediaries.

          With respect to Affiliated Entities, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

          (1) on Class I shares of certain Portfolios held directly in an Affiliated Entity’s traditional brokerage accounts, an ongoing annual fee in an amount (i) up to 35% of each Portfolio’s advisory fees accrued from the average daily net asset value of such shares or (ii) up to 0.25% of the total average monthly net asset value of such shares;

          (2) on Class P, H and L shares held directly in an Affiliated Entity’s traditional brokerage accounts or held in non-Affiliated Entity accounts where the Affiliated Entity is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares; and

          (3) On Class I, P, H and L shares held in taxable accounts through any fee-based advisory program offered by an Affiliated Entity, an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares.

          With respect to other Intermediaries, these payments, which are made in accordance with the applicable compensation structure, are currently equal to an ongoing annual fee in an amount up to 0.10% of the total average daily net asset value of Class I, P, H and L shares held in the applicable accounts.

          With respect to Investment Class shares held through Morgan Stanley’s Stable Value Program, these payments, which are made in accordance with the applicable compensation structure, are currently equal to an ongoing annual fee in an amount up to 0.205% of the average daily net asset value of such shares to Morgan Stanley & Co. Incorporated (“Morgan Stanley & Co.”), an affiliated broker-dealer, Morgan Stanley Smith Barney LLC (“Morgan Stanley Smith Barney”), a majority-owned broker-dealer subsidiary of Morgan Stanley, or other Intermediaries.

          The prospect of receiving, or the receipt of, additional compensation as described above by Affiliated Entities or other Intermediaries may provide Affiliated Entities and such other Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which the Affiliated Entity or other Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio or the amount that a Portfolio receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by an Affiliated Entity or other Intermediary as to its compensation.

FUND ADMINISTRATION

          Morgan Stanley Investment Management also serves as Administrator to the Fund pursuant to an Amended and Restated Administration Agreement dated as of November 1, 2004 (the “Administration Agreement”). Under the Administration Agreement, Morgan Stanley Investment Management receives an annual fee, accrued daily and payable monthly, of 0.08% of the Fund’s average daily net assets, and is responsible for all fees payable under any sub-administration agreements. JPMorgan Investor Services Co. provides fund accounting and other services pursuant to a sub-administration agreement.

          For the fiscal years ended September 30, 2007, 2008 and 2009, the Fund paid the following administrative fees (no administrative fees were waived):

	Administrative Fees Paid

Portfolio	2007 (000)	2008 (000)	2009 (000)

Mid Cap Growth Portfolio	$1,976	$2,712	$	[ ]
U.S. Mid Cap Value Portfolio	127	129		[ ]
U.S. Small Cap Value Portfolio	679	647		[ ]
Value Portfolio	475	266		[ ]
Core Fixed Income Portfolio	251	229		[ ]
Core Plus Fixed Income Portfolio	2,113	1,888		[ ]
Intermediate Duration Portfolio	117	117		[ ]
International Fixed Income Portfolio	164	173		[ ]
Investment Grade Fixed Income Portfolio	414	368		[ ]
Limited Duration Portfolio	854	712		[ ]
Long Duration Fixed Income Portfolio	21	23		[ ]
Municipal Portfolio	623	887		[ ]
Balanced Portfolio	252	231		[ ]

OTHER SERVICE PROVIDERS

          Custodian. JPMorgan Chase Bank, N.A., located at 3 Chase MetroTech Center, Brooklyn, New York 11245 [confirm], serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

          Transfer and Dividend Disbursing Agent. Morgan Stanley Services Company Inc., P.O. Box, 219804, Kansas City, MO 64121-9804, serves as the Fund’s Transfer Agent and Dividend Disbursing Agent.

          Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services Company Inc. a fee, which has been approved by the Fund’s Board of Trustees, generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. The Fund and Morgan Stanley Services Company Inc. may enter into agreements with third party intermediaries, pursuant to which such intermediaries agree to provide recordkeeping and other administrative services for their clients who invest in the Portfolios. In such instances, each Portfolio will pay certain fees to the intermediaries for the services they provide that otherwise would have been performed by Morgan Stanley Services Company Inc., which fees may be calculated and incurred on a class-by-class basis.

          Independent Registered Public Accounting Firm. [          ], located at [                              ], [          ], [          ], serves as the independent registered public accounting firm for the Fund and audits the annual financial statements of each Portfolio.

          Fund Counsel. Dechert LLP, located at 1095 Avenue of the Americas, New York, New York 10036, acts as the Fund’s legal counsel.

BROKERAGE TRANSACTIONS

Portfolio Transactions

          The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund’s Portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolios. In so doing, the Adviser will consider all matters it deems relevant, including the following: the Adviser’s knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; the Adviser’s knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

          In seeking to implement the Fund’s policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolios or the Adviser. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit to them and any of their asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly.

          The Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies. However, the Adviser may place Portfolio orders with qualified broker-dealers who recommend the Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients.

          The Adviser and certain of its affiliates currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios and other client accounts. The Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

          As a wholly-owned subsidiary of Morgan Stanley, the Adviser is affiliated with certain U.S.-registered broker-dealers and foreign broker-dealers (collectively, the “Affiliated Brokers”). The Adviser may, in the exercise of its discretion under the Agreement, effect transactions in securities or other instruments for the Fund through the Affiliated Brokers.

Commissions Paid

          For the fiscal years ended September 30, 2007, 2008 and 2009, the Fund paid brokerage commissions of approximately $5,837,453, $5,553,839 and [         ], respectively. For the fiscal years ended September 30, 2007, 2008 and 2009, the Fund paid in the aggregate $70,974, $165,718 and $[         ], respectively, as brokerage commissions to Morgan Stanley & Co. For the fiscal year ended September 30, 2009, the brokerage commissions paid to Morgan Stanley & Co. represented approximately [     ]% of the total brokerage commissions paid by the

Fund during the period and were paid on account of transactions having an aggregate dollar value equal to approximately [     ]% of the aggregate dollar value of all portfolio transactions of the Fund during the period for which commissions were paid.

          For the fiscal year ended September 30, 2009, each Portfolio of the Fund paid brokerage commissions, including brokerage commissions paid to affiliated broker-dealers, as follows:

Brokerage Commissions Paid During Fiscal Year Ended September 30, 2009

Commissions Paid to Morgan Stanley & Co.

Portfolio	Total Commissions Paid	Total Commissions	Percent of Total Commissions	Percent of Total Brokered Transactions

Mid Cap Growth	$	$	%	%
U.S. Mid Cap Value
U.S. Small Cap Value
Value
Core Fixed Income
Core Plus Fixed Income
Intermediate Duration
International Fixed Income
Investment Grade Fixed Income
Limited Duration
Long Duration Fixed Income
Municipal
Balanced

          For the fiscal years ended September 30, 2008 and September 30, 2007, each Portfolio of the Fund paid brokerage commissions as follows:

	Brokerage Commissions Paid During Fiscal Years Ended September 30, 2008 and 2007

		Commissions Paid to Morgan Stanley & Co.			Fiscal Year Ended September 30, 2007

Portfolio	Total Commissions Paid	Total Commissions	Percent of Total Commissions	Percent of Total Brokered Transactions	Total	Morgan Stanley & Co.

Mid Cap Growth	$2,497,523	$141,416	5.66%	0.21%	$2,883,149	1.96%
U.S. Mid Cap Value	303,272	16,502	5.44	0.23	238,171	2.54
U.S. Small Cap Value	1,138,891	2,016	0.18	0.22	810,364	0.20
Value	183,133	1,069	0.58	0.09	224,500	2.86
Core Fixed Income	31,813	—	—	—	56,982	—
Core Plus Fixed Income	285,120	—	—	—	490,405	—
Intermediate Duration	18,216	—	—	—	27,161	—
International Fixed Income	1,792	—	—	—	1,024	—
Investment Grade Fixed Income	50,848	—	—	—	92,090	—
Limited Duration	76,241	—	—	—	98,656	—
Long Duration Fixed Income	3,310	—	—	—	2,995	—
Municipal	256,956	—	—	—	183,042	—
Balanced	229,632	4,715	2.05	0.25	114,154	0.36

          Directed Brokerage. During the fiscal year ended September 30, 2009, none of the Portfolios paid any brokerage commissions to brokers because of research services provided. [confirm]

          Regular Broker-Dealers. The Fund’s regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Portfolio shares. During the fiscal year ended September 30, 2009, the following Portfolios purchased securities issued by the Fund’s regular broker-dealers:

VALUE OF PORTFOLIO HOLDINGS

Portfolio	Regular Broker-Dealer	Value of Portfolio Holdings as of September 30, 2009

Balanced Portfolio

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Intermediate Duration Portfolio

International Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

Portfolio	Regular Broker-Dealer	Value of Portfolio Holdings as of September 30, 2009

Municipal Portfolio

Value Portfolio

          Portfolio Turnover. The Portfolios generally do not invest for short-term trading purposes; however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Portfolios to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under “Tax Considerations,” to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

          [For the fiscal years ended September 30, 2007, September 30, 2008 and September 30, 2009, the Core Fixed Income Portfolio’s turnover rates were 107%, 306% and [     ]%, respectively. For the fiscal years ended September 30, 2007, September 30, 2008 and September 30, 2009, the Core Plus Fixed Income Portfolio’s turnover rates were 139%, 320% and [     ]%, respectively. For the fiscal years ended September 30, 2007, September 30, 2008 and September 30, 2009, the Balanced Portfolio’s turnover rates were 60%, 148% and [     ]%, respectively. With respect to the Core Fixed Income Portfolio and Core Plus Fixed Income Portfolio, due to the relative unattractiveness of many mortgage securities, the Portfolios made less frequent use of these instruments over the most recent time period. This included less reliance on mortgage securities purchased on a forward (i.e., to-be-announced, or TBA) basis and subsequently “rolled” each month. As a result, portfolio turnover declined in the most recent period relative to the prior period.]

GENERAL INFORMATION

Fund History

          Morgan Stanley Institutional Fund Trust (formerly MAS Funds) is an open-end, management investment company established under Pennsylvania law as a Pennsylvania business trust under an Amended and Restated Agreement and Declaration of Trust dated November 18, 1993 as further Amended and Restated on August 24, 2006 (the “Declaration of Trust”). The Fund was originally established as The MAS Pooled Trust Fund, a Pennsylvania business trust, in February 1984. Each of the Portfolios are diversified except for the International Fixed Income Portfolio, which is non-diversified. No Portfolio is subject to the liabilities of any other Portfolio.

Description of Shares and Voting Rights

          The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series (“Portfolios”) of shares. Currently, the Fund consists of 13 Portfolios.

          The shares of each Portfolio of the Fund are fully paid and non-assessable, except as set forth below, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no preemptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder of a class is entitled to one vote for each full class share held (and a fractional vote for each fractional class share held) in the shareholder’s name on the books of the Fund. Shareholders of a class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares (such as a service agreement relating to that class), and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

          Meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist in shareholder communication in such matters to the extent required by law.

Dividends and Distributions

          The Fund’s policy is to distribute substantially all of each Portfolio’s net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

          Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes.

          As set forth in the Prospectuses, unless the shareholder elects otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically reinvested in additional shares of the same class of the Portfolio at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until the shareholder notifies the Fund by telephone or in writing that either the Income Option (income dividends in cash and capital gain distributions reinvested in shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. It may take up to three business days to effect this change. An account statement is sent to shareholders whenever a dividend or distribution is paid.

          Each Portfolio of the Fund is treated as a separate entity (and hence, as a separate “regulated investment company”) for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

          In all Portfolios undistributed net investment income is included in the Portfolio’s net assets for the purpose of calculating NAV. Therefore, on the ex-dividend date, the NAV excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable as ordinary income.

          Certain mortgage securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as original issue discount or bond premium expense) will not normally be considered as income to the Portfolio and therefore will not be distributed as dividends. Rather, these payments on mortgage-backed securities will be reinvested on your behalf by the Portfolio.

Shareholder and Trustee Liability

          Under Pennsylvania law, shareholders of a trust such as the Fund may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Fund’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust further provides for indemnification out of the Fund’s property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

          Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Fund for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class (subject only to the rights of creditors of the Fund) and would be subject to the liabilities related thereto. Pursuant to the 1940 Act shareholders of any additional series or class of shares would normally have to approve the adoption of any advisory contract relating to such series or class and of any changes in the investment policies relating thereto.

          The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

TAX CONSIDERATIONS

          Each Portfolio generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder’s income tax return and they may be subject to different rates of tax. The tax treatment of the investment activities of a Portfolio will affect the amount, timing and character of distributions made by such Portfolio. The following discussion is only a summary of certain tax considerations generally affecting the Fund and shareholders of the Fund and is not intended as a substitute for careful tax planning. Tax issues relating to the Portfolios generally are not a consideration for shareholders that are tax-exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

          Investment Company Taxation: Each Portfolio of the Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code. As such, each Portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify you annually as to the tax classification of all distributions. If a Portfolio fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Portfolio’s current and accumulated earnings and profits.

          Each Portfolio intends to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, each Portfolio expects to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gains net income for the one-year period ending October 31st, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year.

          In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale or other disposition of stocks, securities or foreign currencies, or other income derived with respect to its business of investing in such stocks, securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, (i) a Portfolio must distribute annually to its shareholders at least the sum of 90% of its net tax-exempt interest income and 90% of its investment company taxable income; (ii) at the close of each quarter of a Portfolio’s taxable year, at least 50% of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and such other securities with limitations; and (iii) at the close of each quarter of a Portfolio’s taxable year, not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in same or similar businesses if the Portfolio owns at least 20% of the voting power of such issuers. Net income derived from an interest in a “qualified publicly traded partnership,” as defined in the Code, will also be treated as qualifying income for purposes of the 90% gross income requirement described above. In addition, for the purposes of the diversification requirements in clause (iii) above, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership, and no more than 25% of the value of a regulated investment company’s total assets may be invested in the securities of one or more qualified publicly traded partnerships. The Code also provides that the separate treatment for publicly traded partnerships under the passive loss rules of the Code applies to a regulated investment company holding an interest in a qualified publicly traded partnership, with respect to items attributable to such interest.

          Each Portfolio of the Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes including unrealized gains at the end of the Portfolio’s fiscal year on certain futures transactions. Such distributions will be combined with distributions of capital gains realized on the Portfolio’s other investments and shareholders will be advised of the nature of the payments.

          Gains or losses on the sale of securities by a Portfolio will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules described below may change the normal treatment of gains and losses recognized by a Portfolio when a Portfolio makes certain types of investments. Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by a Portfolio.

          Some of the options, futures contracts, forward contracts, and swap contracts entered into by the Portfolios may be “Section 1256 contracts.” Section 1256 contracts held by a Portfolio at the end of its taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with unrealized gains or losses treated as though they were realized. Any gains or losses, including “marked to market” gains or losses, on Section 1256 contracts other than forward contracts are generally 60% long-term and 40% short-term capital gains or losses (“60/40”) although all foreign currency gains and losses from such contracts may be treated as ordinary in character absent a special election.

          Generally, hedging transactions and certain other transactions in options, futures, forward contracts and swap contracts undertaken by a Portfolio, may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gain or loss realized by a Portfolio. In addition, losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Portfolio. Short-term capital gain is taxed as ordinary income when distributed to shareholders.

          A Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

          Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Portfolio that did not engage in such hedging transactions.

          The Code provides constructive sales treatment for appreciated financial positions such as stock which has increased in value in the hands of a Portfolio. Under this constructive sales treatment, the Portfolio may be treated as having sold such stock and be required to recognize gain if it enters into a short sale, an offsetting notional principal contract, a futures or forward contract, or a similar transaction with respect to such stock or substantially identical property.

          A Portfolio may make investments in which it recognizes income or gain prior to receiving cash with respect to such investment. For example, under certain tax rules, the Portfolio may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Portfolio receives no payments in cash on the security during the year. To the extent that a Portfolio makes such investments, it generally would be required to pay out such income or gain as a distribution in each year to avoid taxation at the Portfolio level. Such distributions will be made from the available cash of the Portfolio or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Adviser will select which securities to sell. The Portfolio may realize a gain or loss from such sales. In the event a Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

          Taxation of Dividends and Distributions. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from a Portfolio. Such dividends and distributions, to the extent of the Portfolio’s current and accumulated earnings and profits that are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or cash. Income dividends received by a shareholder may be taxed at the same rates as long-term capital gains. However, even if income received in the form of income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, a shareholder generally will not be permitted to offset income dividends with capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates. Distributions by a Portfolio in excess of the Portfolio’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his or her shares. Any such return of capital distributions in excess of the shareholder’s tax basis will be treated as gain from the sale or exchange of his or her shares, as discussed below.

          Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held a Portfolio’s shares and regardless of whether the distribution is received in additional shares or in cash. The maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. However, the maximum tax rate on long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

          Shareholders generally are taxed on any ordinary dividend or capital gain distributions from a Portfolio in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December to shareholders of record of such month and paid in January, then such amounts will be treated for tax purposes as received by the shareholders on December 31.

          After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains, and the amount of any dividends eligible for the federal dividends received deduction for corporations.

          Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Portfolio of investment income and short-term capital gains.

          For distributions with respect to taxable years of regulated investment companies beginning before January 1, 2010 a Portfolio is not required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. Unless the provisions discussed above are extended or made permanent by Congress, distributions made by a

Portfolio of investment income and short-term capital gains in taxable years beginning on or after January 1, 2010 will be treated like other distributions and may be subject to U.S. tax and withholding like regular distributions. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences of these distributions.

          Although income received on direct U.S. Government obligations is taxable at the federal level, such income may be exempt from state tax, depending on the state, when received by a shareholder. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisors to determine whether any portion of dividends received from the Portfolio is considered tax exempt in their particular states.

          Purchases, Redemptions and Exchanges of Portfolio Shares. Any dividend or capital gains distributions received by a shareholder from any regulated investment company will have the effect of reducing the net asset value of the shareholder’s stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder’s cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distributions would be in part a return of the shareholder’s investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Portfolio shares immediately prior to a distribution record date. Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than twelve months and short-term if for twelve months or less. Generally, for non-corporate shareholders, long-term capital gains are taxed at a maximum rate of 15% and short-term gains are currently taxed at ordinary income tax rates. The maximum rate on long-term capital gains will return to 20% for taxable years beginning before January 1, 2011. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: first, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a municipal Portfolio fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

          Gain or loss on the sale or redemption of shares of a Portfolio is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

          Exchanges of shares of a Portfolio for shares of another Portfolio are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first Portfolio, followed by the purchase of shares in the second Portfolio.

          If a shareholder realizes a loss on the redemption or exchange of a Portfolio’s shares and reinvests in substantially similar shares within 30 days before or after the redemption or exchange, the transactions may be subject to the “wash sale” rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to otherwise deduct capital losses may be subject to other limitations.

          Shareholders who are not citizens or residents of the United States and certain foreign entities that realize gain upon the sale or exchange of shares of a Portfolio will ordinarily be exempt from federal withholding tax unless: (i) in the case of a shareholder that is a nonresident alien individual, the gain is U.S. source income and such stockholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) at any time during a testing period described in the Code, the Portfolio was a “U.S. real property holding corporation,” as defined in the Code and Treasury Regulations, and the foreign shareholder actually or constructively held more than 5% of the shares of the same class, the gain would be taxed in the same manner as for a U.S. shareholder as discussed above. A 10% federal withholding tax generally would be imposed on the amount realized on the disposition of such shares and credited against the foreign shareholder’s federal income tax liability on such disposition. However, for tax years beginning before January 1, 2010, clause (ii) above will not apply if at all times during the testing period the value of the shares of a Portfolio is owned 50% or more by U.S. persons. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the legislation. When you open your Fund account, you must certify on your Account Registration Form that your Social Security Number or Taxpayer Identification Number is correct, and that you are not subject to backup withholding. By providing this information, you will avoid being subject to federal backup withholding at a rate of 28% (as of the date of this SAI) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance of your taxes due on your income for such year.

          Foreign Income Taxes: Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Portfolios to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolios’ assets to be invested within various countries is not known. The Portfolios intend to operate so as to qualify for treaty-reduced rates of tax where applicable.

          If at the end of a Portfolio’s year, more than 50% of a Portfolio’s assets are represented by foreign securities, then such Portfolio may file an election with the IRS to pass through to shareholders the amount of foreign income taxes paid by such Portfolio. A Portfolio will make such an election only if it is deemed to be in the best interests of such shareholders.

          If a Portfolio makes the above-described election, the Portfolio will not be allowed a deduction or a credit for foreign taxes it paid and the amount of such taxes will be treated as a dividend paid by the Portfolio. The shareholders of the Portfolios will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Portfolio; (ii) treat their pro rata share of foreign taxes as paid by them; (iii) treat as gross income from sources within the respective foreign countries, for purposes of the foreign tax credit, their pro rata share of such foreign taxes and their pro rata share of any dividend paid by the Portfolio which represents income from sources within foreign countries; and (iv) either deduct their pro rata share of foreign taxes in computing their taxable income or use it within the limitations set forth in the Code as a foreign tax credit against U.S. income taxes (but not both). In no event shall a shareholder be allowed a foreign tax credit if the shareholder holds shares in a Portfolio for 15 days or less during the 31-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividends.

          Each shareholder of a Portfolio will be notified within 60 days after the close of each taxable (fiscal) year of the Fund if the foreign taxes paid by the Portfolio will pass through for that year, and, if so, the amount of each shareholder’s pro rata share (by country) of (i) the foreign taxes paid, and (ii) the Portfolio’s gross income from foreign sources. The notice from the Portfolio to shareholders will also include the amount of foreign taxes paid by the Portfolio which are not allowable as a foreign tax credit because the Portfolio did not hold the foreign securities for more than 15 days during the 31-day period beginning on the date which is 15 days before the date on which the security becomes ex-dividend with respect to the foreign source dividend or because, and to the extent that, the recipient of the dividend is under an obligation to make related payments with respect to positions in substantially similar or related property. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such “pass-through” of foreign tax credits.

          State and Local Income Taxes: The Fund is not liable for any corporate income or franchise tax in the Commonwealth of Pennsylvania. Shareholders should consult their tax advisors for the state and local income tax consequences of distributions from the Portfolios.

          Special Tax Considerations for the Municipal Portfolio: The Municipal Portfolio intends that at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio’s total assets will consist of obligations the interest on which is excludable from gross income (i.e., municipal bonds and notes), so that it may pay “exempt-interest” dividends to shareholders. Exempt-interest dividends, which are defined in the Code, are excluded from a shareholder’s gross income for federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (imposed at a rate of 26%-28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers). A shareholder may, however, lose the federal tax-exempt status of the accrued income of the Portfolio if the shareholder redeems its shares before a dividend has been declared. Exempt-interest dividends received by shareholders from the Portfolio may be subject to state and local taxes, although some states allow a shareholder to exclude that portion of a portfolio’s tax-exempt income which is accountable to municipal securities issued within the shareholder’s state of residence.

          The Portfolio may invest in private activity municipal securities, the interest on which is subject to the federal alternative minimum tax for corporations and individuals. The Portfolio may not be an appropriate investment for persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development bonds or private activity bonds. A “substantial user” is defined generally to include certain persons who regularly use in a trade or business or facility financed from the proceeds of industrial development bonds or private activity bonds. Such persons should consult their tax advisors before purchasing shares.

          Any distributions paid to shareholders of the Portfolio that are derived from taxable interest or capital gains will be subject to federal income tax. Additionally, such distributions are not eligible for the dividends received deduction for corporations.

          Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year.

PRINCIPAL HOLDERS OF SECURITIES

          As of January 2, 2010, the following persons or entities own, of record or beneficially, more than 5% of the shares of any Class of the following Portfolios’ outstanding shares.

[To be updated]

CLASS I

Portfolio	Name and Address	% of Class

Balanced
Core Fixed Income
Core Plus Fixed Income
Intermediate Duration
International Fixed Income
Investment Grade Fixed Income
Limited Duration
Long Duration
Mid Cap Growth
Municipal
U.S. Mid Cap Value
U.S. Small Cap Value
Value
[To be updated]

INVESTMENT CLASS

Portfolio	Name and Address	% of Class

Balanced
Core Plus Fixed Income
Intermediate Duration
U.S. Mid Cap Value
[To be updated]

CLASS P

Portfolio	Name and Address	% of Class

Balanced
Core Fixed Income
Core Plus Fixed Income
International Fixed Income
Investment Grade Fixed Income
Limited Duration
Long Duration
Mid Cap Growth
Municipal
U.S. Mid Cap Value
U.S. Small Cap Value
Value
[To be updated]

CLASS H

Portfolio	Name and Address	% of Class

International Fixed Income
Investment Grade Fixed Income
Municipal
[To be updated]

CLASS L

Portfolio	Name and Address	% of Class

International Fixed Income
Investment Grade Fixed Income
Municipal

          The persons listed above as owning 25% or more of the outstanding shares of a Portfolio may be presumed to “control” (as that term is defined in the 1940 Act) such Portfolio. As a result, those persons would have the ability to vote a majority of the shares of the respective Portfolio on any matter requiring the approval of shareholders of such Portfolio.

PERFORMANCE INFORMATION

The average annual total return (cumulative return shown for periods less than one year) of Class I shares of each Portfolio for the periods noted is set forth below:

Portfolio	1 Year Return 09/30/08	5 Years ended 09/30/08	10 Years ended 09/30/08	Inception to 09/30/08	Date of inception of Class

Mid Cap Growth	%	%	%	%	03/30/1990
U.S. Mid Cap Value	%	%	%	%	12/30/1994
U.S. Small Cap Value	%	%	%	%	07/01/1986
Value	%	%	%	%	11/05/1984
Core Fixed Income	%	%	%	%	09/29/1987
Core Plus Fixed Income	%	%	%	%	11/14/1984
Intermediate Duration	%	%	%	%	10/03/1994
International Fixed Income	%	%	%	%	04/29/1994
Investment Grade Fixed Income	%	%	%	%	08/31/1990
Limited Duration	%	%	%	%	03/31/1992
Long Duration Fixed Income	%	N/A	N/A	%	07/21/2006
Municipal	%	%	%	%	10/01/1992
Balanced	-%	%	%	%	12/31/1992

The average annual total return (cumulative return shown for periods less than one year) of the Investment Class shares of each Portfolio for the periods noted is set forth below:

Portfolio	1 Year Return 09/30/08	5 Years ended 09/30/08	10 Years ended 09/30/08	Inception to 09/30/08	Date of inception of Class

U.S. Mid Cap Value	%	%	%	%	05/10/1996
Core Plus Fixed Income	%	%	%	%	10/15/1996
Intermediate Duration	%	%	N/A	%	08/16/1999
Balanced	%	%	%	%	04/03/1997

The average annual total return (cumulative return for periods less than one year) of Class P shares of each Portfolio for the periods noted is set forth below:

Portfolio	1 Year Return 09/30/08	5 Years ended 09/30/08	10 Years ended 09/30/08	Inception to 09/30/08	Date of inception of Class

Mid Cap Growth	%	%	%	%	01/31/1997
U.S. Mid Cap Value	%	%	%	%	07/17/1998
U.S. Small Cap Value	%	%	N/A	%	01/22/1999
Value	%	%	%	%	07/17/1996
Core Fixed Income	%	%	N/A	%	03/01/1999
Core Plus Fixed Income	%	%	%	%	11/07/1996
International Fixed Income	%	N/A	N/A	%	09/28/2007
Investment Grade Fixed Income	%	%	N/A	%	05/20/2002
Limited Duration	%	N/A	N/A	%	09/28/2007
Long Duration Fixed Income	%	N/A	N/A	%	07/21/2006
Municipal	%	N/A	N/A	%	06/20/2007
Balanced	%	%	%	%	11/01/1996

The average annual total return (cumulative return for periods less than one year) of Class H shares of each Portfolio for the periods noted is set forth below:

Portfolio	1 Year Return 09/30/09	5 Years ended 09/30/09	10 Years ended 09/30/09	Inception to 09/30/09	Date of inception of Class

International Fixed Income	%	N/A	N/A	%	01/02/2008
Investment Grade Fixed Income	%	N/A	N/A	%	01/02/2008
Municipal	%	N/A	N/A	%	01/02/2008

          The average annual total return, inclusive of a maximum sales charge of 3.50%, (cumulative return for periods less than one year) of Class H shares of each Portfolio for the periods noted is set forth below:

Portfolio	1 Year Return 09/30/09	5 Years ended 09/30/09	10 Years ended 09/30/09	Inception to 09/30/09	Date of inception of Class

International Fixed Income	%	N/A	N/A	%	01/02/2008
Investment Grade Fixed Income	%	N/A	N/A	%	01/02/2008
Municipal	%	N/A	N/A	%	01/02/2008

The average annual total return (cumulative return for periods less than one year) of Class L shares of each Portfolio for the periods noted is set forth below:

Portfolio	1 Year Return 09/30/09	5 Years ended 09/30/09	10 Years ended 09/30/09	Inception to 09/30/09	Date of inception of Class

International Fixed Income	%	N/A	N/A	%	06/16/2008
Investment Grade Fixed Income	%	N/A	N/A	%	06/16/2008
Municipal	%	N/A	N/A	%	06/16/2008

The average annual total return (after taxes on distributions) of Class I shares of each Portfolio for the periods noted is set forth below (cumulative returns for periods less than one year):

Portfolio		1 Year Return 09/30/09	5 Years ended 09/30/09	10 Years ended 09/30/09	Inception to 09/30/09

Mid Cap Growth		%	%	%	%
U.S. Mid Cap Value		%	%	%	%
U.S. Small Cap Value		%	%	%	%
Value		%	%	%	%
Core Fixed Income		%	%	%	%
Core Plus Fixed Income		%	%	%	%
Intermediate Duration Fixed Income		%	%	%	%
International Fixed Income		%	%	%	%
Investment Grade Fixed Income		%	%	%	%
Limited Duration		%	%	%	%
Long Duration Fixed Income		%	N/A	N/A	%
Municipal		%	%	%	%
Balanced		%	%	%	%

          The average annual total return (after taxes on distributions and redemption) of Class I shares of each Portfolio for the periods noted is set forth below (cumulative return for periods less than one year):

Portfolio	1 Year ended 9/30/09	5 Years ended 9/30/09	10 Years ended 9/30/09	Inception to 9/30/09	Date of inception of Class

Mid Cap Growth	%	%	%	%	03/30/1990
U.S. Mid Cap Value	%	%	%	%	12/30/1994
U.S. Small Cap Value	%	%	%	%	07/01/1986
Value	%	%	%	%	11/05/1984
Core Fixed Income	%	%	%	%	09/29/1987
Core Plus Fixed Income	%	%	%	%	11/14/1984
Intermediate Duration	%	%	%	%	10/03/1994
International Fixed Income	%	%	%	%	04/29/1994
Investment Grade Fixed Income	%	%	%	%	08/31/1990
Limited Duration	%	%	%	%	03/31/1992
Long Duration Fixed Income	%	N/A	N/A	%	07/21/2006
Municipal	%	%	%	%	10/01/1992
Balanced	%	%	%	%	12/31/1992

          The aggregate total return of each Portfolio for the periods noted is set forth below. One year aggregate total return figures and Portfolio inception dates are reflected under the average annual total return figures provided above.

Portfolio			5 Years ended 9/30/09*	10 Years ended 9/30/09*	Inception to 9/30/09*

Mid Cap Growth			%	%	%
U.S. Mid Cap Value			%	%	%
U.S. Small Cap Value			%	%	%
Value			%	%	%
Core Fixed Income			%	%	%
Core Plus Fixed Income			%	%	%
Intermediate Duration			%	%	%
International Fixed Income			%	%	%
Investment Grade Fixed Income			%	%	%
Limited Duration			%	%	%
Long Duration Fixed Income			N/A	N/A	%
Municipal			%	%	%
Balanced			%	%	%

*

The above performance information relates solely to Class I. Performance for Investment Class and Class P would be lower because of the shareholder servicing fees charged to Investment Class and Class P; performance for Class H would be lower because of the sales charge, shareholder servicing fees and transfer agency fees charged to Class H; and performance for Class L would be lower because of the distribution fees, shareholder servicing fees and transfer agency fees charged to Class L.

          The 30-day yield figures for each of the Fund’s Fixed Income Portfolios is set forth below:

Class I Portfolios	Period Ending 9/30/09

Core Fixed Income Portfolio	%
Core Plus Fixed Income Portfolio	%
Intermediate Duration Portfolio	%
International Fixed Income Portfolio	%
Investment Grade Fixed Income Portfolio	%
Limited Duration Portfolio	%
Long Duration Fixed Income Portfolio	%
Municipal Portfolio	%
Balanced Portfolio	%

Investment Class Portfolios	Period Ending 9/30/09

Core Plus Fixed Income Portfolio	%
Intermediate Duration Portfolio	%
Balanced Portfolio	%

Class P Portfolios	Period Ending 9/30/09

Core Fixed Income Portfolio	%
Core Plus Fixed Income Portfolio	%
International Fixed Income Portfolio	%
Investment Grade Fixed Income Portfolio	%
Limited Duration Portfolio	%
Long Duration Fixed Income Portfolio	%
Municipal Portfolio	%
Balanced Portfolio	%

Class H Portfolios	Period Ending 9/30/09

International Fixed Income Portfolio	%
Investment Grade Fixed Income Portfolio	%
Municipal Portfolio	%

Class L Portfolios	Period Ending 9/30/09

International Fixed Income Portfolio	%
Investment Grade Fixed Income Portfolio	%
Municipal Portfolio	%

FINANCIAL STATEMENTS

          The Fund’s Financial Statements for the fiscal year ended September 30, 2009, including notes thereto, and the reports of [               ], independent registered public accounting firm, thereon, are incorporated herein by reference. A copy of each 2009 Annual Report to Shareholders will accompany the delivery of this SAI.

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I. Policy Statement

          Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

          The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

          Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds—collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

          Proxy Research Services—RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

          Voting Proxies for Certain Non-U.S. Companies—Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. General Proxy Voting Guidelines

          To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

          We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

          We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

          We may abstain on matters for which disclosure is inadequate.

          A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

•	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•

Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

          We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

          B. Board of Directors.

1.

Election of directors: Votes on board nominees can involve balancing a variety of considerations. In balancing various factors in uncontested elections, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.

We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

i.          At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

ii. We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b.

Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.

c.

We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

d.

We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

e.

In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

	f.	We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

g.

We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

h.

We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies).

2.

Discharge of directors’ duties: In markets where an annual discharge of directors’ responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.

Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.

Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.	Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

7.

Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

8.

Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

9.

Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

10.	Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

11.

Proposals to limit directors’ liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, gross negligence or reckless disregard of their duties.

          C. Statutory auditor boards. The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

          D. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

          E. Changes in capital structure.

1.	We generally support the following:

	•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•

Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•

Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

	•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

	•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

	•	Management proposals to effect stock splits.

•

Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

	•	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.	We generally oppose the following (notwithstanding management support):

	•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•

Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•

Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

	•	Proposals relating to changes in capitalization by 100% or more.

          We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

          F. Takeover Defenses and Shareholder Rights.

1.

Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.

Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.

Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5.

Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

          G. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

          H. Executive and Director Remuneration.

1.	We generally support the following:

•

Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•

Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

• Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

• Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.

Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.

Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.	We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

6.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

7.

We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

8.

Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

          I. Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine likely financial impacts on shareholder value, balancing concerns on reputational and other risks that may be raised in a proposal against costs of implementation. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. While we support proposals that we believe will enhance useful disclosure, we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

          J. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. Administration of Policy

          The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”) or senior officer, consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

          The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

          The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

          CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

          A. Committee Procedures

          The Committee meets at least annually to review and consider changes to the Policy. The Committee will appoint a subcommittee (the “Subcommittee”) to meet as needed between Committee meetings to address any outstanding issues relating to the Policy or its implementation.

          The Subcommittee will meet on an ad hoc basis to (among other functions): (1) monitor and ratify “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters as requested by CGT.

          The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes. The Committee or the Subcommittee are provided with reports on at least a monthly basis detailing specific key votes cast by CGT.

          B. Material Conflicts of Interest

          In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

          A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.

Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

          If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.

If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to the Subcommittee or a Special Committee to vote on the proposal, as appropriate.

          The Special Committee shall be comprised of the CGT Director, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the CGT Director. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

          C. Proxy Voting Reporting

          The CGT will document in writing all Committee, Subcommittee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

          MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

          MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

          [APPENDIX A and APPENDIX B of the Proxy Voting Policy intentionally omitted.]

          Revised February 25, 2009.

                     MORGAN STANLEY INSTITUTIONAL FUND TRUST
                            PART C: OTHER INFORMATION

                         POST-EFFECTIVE AMENDMENT NO. 89

ITEM 23. EXHIBITS

(a)       Amended and Restated Declaration of Trust, dated August 24, 2006, is incorporated by reference to Exhibit (a) of Post- Effective Amendment
          No. 70 to the Registration Statement on Form N-1A, as filed on
          November 30, 2006.

(b)       Amended and Restated By-Laws, dated July 31, 2003, are incorporated by reference to Exhibit (b)(5) of Post-Effective Amendment No. 61 to the
          Registration Statement on Form N-1A, as filed on December 10, 2003.

(c)       Not Applicable.

(d)(1)    Amended and Restated Investment Advisory Agreement with Morgan Stanley
          Investment Management Inc., dated June 1, 2005, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 88 to the
          Registration Statement on Form N-1A, as filed on January 28, 2009.

   (2)    Investment Sub-Advisory Agreement with Morgan Stanley Investment
          Management Limited (relating to the International Fixed Income
          Portfolio), dated April 25, 2006, is incorporated by reference to
          Exhibit (d)(2) of Post- Effective Amendment No. 82 to the Registration
          Statement on Form N-1A, as filed on January 30, 2008.

(e)       Distribution Agreement with MAS Fund Distribution, Inc. (now Morgan
          Stanley Distribution, Inc.), dated May 31, 1997, is incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 50 to the
          Registration Statement on Form N-1A, as filed on July 10, 1998.

(f)       Form of Deferred Compensation Plan, is incorporated by reference to
          Exhibit (f) of Post-Effective Amendment No. 88 to the Registration
          Statement on Form N-1A, as filed on January 28, 2009.

(g)(1)    Global Custody Agreement between the Funds listed on Attachment A of such Agreement and JPMorgan Chase Bank, N. A. , dated April 12, 2007, is incorporated by reference to Exhibit (g)(1) of Post-Effective
          Amendment No. 76 to the Registration Statement on Form N-1A, as filed on July 3, 2007.

   (2)    Amendment, dated May 4, 2007, to the Global Custody Agreement between the Funds listed in such Amendment and JP Morgan Chase Bank, N.A., is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment
          No. 76 to the Registration Statement on Form N-1A, as filed on July 3,
          2007.

   (3)    Amendment, dated November 6, 2007, to the Global Custody Agreement
          (adding Advisory Portfolio II), is incorporated by reference to
          Exhibit (g)(3) of Post-Effective Amendment No. 88 to the Registration
          Statement on Form N-1A, as filed on January 28, 2009.

   (4)    Amendment, dated May 9, 2008, to the Global Custody Agreement between the Funds listed in such Amendment and JPMorgan Chase Bank, N. A. is incorporated by reference to Exhibit (g)(3) of Post-Effective
          Amendment No. 87 to the Registration Statement on Form N-1A, as filed on August 12, 2008.

(h)(1)    Amended and Restated Administration Agreement with Morgan Stanley
          Investment Management Inc., dated November 1, 2004, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 88 to the
          Registration Statement on Form N-1A, as filed on January 28, 2009.

   (2)    Sub-Administration Agreement with United States Trust Company of New
          York (now JPMorgan Chase Bank, N. A.), dated November 18, 1993, is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment
          No. 46 to the Registration Statement on Form N-1A, as filed on January
          29, 1998.

   (3)    Amendment, dated March 7, 2007 to the Sub-Administration Agreement with United States Trust Company of New York (now JPMorgan Chase Bank,
          N. A.), dated November 18, 1993, incorporated by reference to Exhibit
          (h)(4) of Post-Effective Amendment No. 76 to the Registration
          Statement on Form N-1A, as filed on July 3, 2007.

   (4)    Form of Amendment, dated January 26, 2009, to the Sub-Administration
          Agreement with United States Trust Company of New York (now JPMorgan
          Chase Bank, N. A.), dated November 18, 1993, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 88 to the
          Registration Statement on Form N-1A, as filed on January 28, 2009.

   (5)    Transfer  Agency and Service  Agreement with Morgan  Stanley  Services
          Company  Inc.,  dated June 9, 2008,  is  incorporated  by reference to
          Exhibit (h)(5) of Post-Effective  Amendment No. 88 to the Registration
          Statement on Form N-1A, as filed on January 28, 2009.

   (6)    Investment Class Amended and Restated Shareholder Service Agreement,
          dated April 29, 2005 is incorporated by reference to Exhibit (h)(5) of
          Post-Effective Amendment No. 74 to the Registration Statement on Form
          N1-A, as filed on April 30, 2007.

(i)(1)    Opinion of Morgan, Lewis & Bockius LLP, dated January 28, 2005, is incorporated by reference to Exhibit (i)(1) of Post-Effective
          Amendment No. 64 to the Registration Statement on Form N-1A, as filed on January 28, 2005.

   (2)    Opinion of Clifford Chance US LLP, dated January 28, 2005, is incorporated by reference to Exhibit (i)(2) of Post-Effective
          Amendment No. 64 to the Registration Statement on Form N-1A, as filed on January 28, 2005.

   (3)    Opinion of Morgan, Lewis & Bockius LLP, dated April 26, 2006 (with respect to the Equities Plus Portfolio), is incorporated by reference to Exhibit (i)(1) of Post-Effective Amendment No. 67 to the
          Registration Statement on Form N-1A, as filed on April 26, 2006.

   (4)    Opinion of Clifford Chance US LLP, dated April 26, 2006 (with respect to the Equities Plus Portfolio), is incorporated by reference to
          Exhibit (i)(2) of Post-Effective Amendment No. 67 to the Registration
          Statement on Form N-1A, as filed on April 26, 2006.

   (5)    Opinion of Morgan, Lewis & Bockius LLP, dated July 19, 2006 (with respect to the Long Duration Fixed Income Portfolio), is incorporated by reference to Exhibit (i)(1) of Post-Effective Amendment No. 69 to
          the Registration Statement on Form N-1A, as filed on July 19, 2006.

   (6)    Opinion of Clifford Chance US LLP, dated July 19, 2006 (with respect to the Long Duration Fixed Income Portfolio), is incorporated by reference to Exhibit (i)(2) of Post-Effective Amendment No. 69 to the
          Registration Statement on Form N-1A, as filed on July 19, 2006.

   (7)    Opinion of Morgan, Lewis & Bockius LLP, dated December 21, 2007 (with respect to Class H Shares), is incorporated by reference to Exhibit
          (i)(1) of Post-Effective Amendment No. 81 to the Registration
          Statement on Form N-1A, as filed on December 21, 2007.

   (8)    Opinion of Clifford Chance US LLP, dated December 21, 2007 (with respect to Class H Shares), is incorporated by reference to Exhibit
          (i)(8) of Post-Effective Amendment No. 81 to the Registration
          Statement on Form N-1A, as filed on December 21, 2007.

   (9)    Opinion of Morgan, Lewis & Bockius LLP, dated January 30, 2008 (with respect to Advisory Portfolio II), is incorporated by reference to Exhibit
          (i)(9) of Post-Effective Amendment No. 82 to the Registration Statement
          on Form N-1A, as filed on January 30, 2008.

   (10)   Opinion of Clifford Chance US LLP, dated January 30, 2008 (with respect to Advisory Portfolio II) is incorporated by reference to
          Exhibit (i)(10) of Post-Effective Amendment No. 82 to the Registration
          Statement on Form N-1A, as filed on January 30, 2008.

   (11)   Opinion of Morgan, Lewis & Bockius, dated June 3, 2008 (with respect to Class L Shares), is incorporated by reference to Exhibit (i)(11) of
          Post-Effective Amendment No. 85 to the Registration Statement on
          Form N-1A, as filed on June 3, 2008.

   (12)   Opinion of Clifford Chance US LLP, dated June 3, 2008 (with respect to
          Class L Shares), is incorporated by reference to Exhibit (i)(12) of
          Post-Effective Amendment No. 85 to the Registration Statement on
          Form N-1A, as filed on June 3, 2008.

   (13)   Opinion of Morgan, Lewis & Bockius LLP, dated August 12, 2008
          (with respect to Advisory Portfolio V), is incorporated by reference to
          Exhibit (i)(11) of Post-Effective Amendment No. 87 to the Registration
          Statement on Form N-1A, as filed on August 12, 2008.

   (14)   Opinion of Clifford Chance US LLP, dated August 12, 2008
          (with respect to Advisory Portfolio V), incorporated by reference to Exhibit (i)(12) of Post-Effective Amendment No. 87 to the
          Registration Statement on Form N-1A, as filed on August 12, 2008.

   (15)   Consent of Dechert LLP, to be filed by amendment.

(j)       Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(k)       Not Applicable.

(l)       Not Applicable.

(m)(1)    Amended and Restated Shareholder Services Plan under Rule 12b-1 relating to Class P Shares, is incorporated by reference to Exhibit
          (m)(1) of Post-Effective Amendment No. 88 to the Registration
          Statement on Form N-1A, as filed on January 28, 2009.

   (2)    Shareholder Services Plan under Rule 12b-1 relating to Class H Shares, is incorporated by reference to Exhibit (m)(2) of Post-Effective
          Amendment No. 82 to the Registration Statement on Form N-1A, as filed on January 30, 2008.

   (3)    Distribution and Shareholder Services Plan under Rule 12b-1 relating to Class L shares, is incorporated by reference to Exhibit (m)(3) of
          Post-Effective Amendment No. 88 to the Registration Statement on Form
          N-1A, as filed on January 28, 2009.

   (n)    Amended Rule 18f-3 Multiple Class Plan, is filed herein.

   (o)    RESERVED.

(p)(1)    Code of Ethics for the Fund is incorporated by reference to Exhibit
          (p)(1) of Post-Effective Amendment No. 65 to the Registration
          Statement on Form N-1A, as filed on January 30, 2006.

   (2)    Code of Ethics for Morgan Stanley Investment Management, dated May 12,
          2008, is incorporated by reference to Exhibit (p)(2) of Post-Effective
          Amendment No. 84 to the Registration Statement on Form N-1A, as filed on May 29, 2008.

(q)       Powers of Attorney of Trustees dated September 24, 2009, is incorporated herein by reference to Exhibit (q) of Post-Effective
          Amendment No. 12 to the Registration Statement on Form N-1A of Morgan
          Stanley Series Funds, filed on October 26, 2009.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Fund. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

      The Fund is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

      State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Fund is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

      Reference is made to Article VI of Registrant's Amended and Restated
      By-Laws, dated July 31, 2003, which is incorporated by reference:

      Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

                                        2

      The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered
      Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, or whether by or in the right of the Trust, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer, except with respect to any matter as to which such
      Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the
      Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of self-dealing, willful misconduct or recklessness. Expenses, including counsel fees so incurred by any such
      Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      Describe any other business, profession, vocation or employment of a substantial nature that each investment adviser, and each director, officer or partner of the adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

      Morgan Stanley Investment Management Inc. (the "Adviser") provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors.
      Listed below are the officers and Trustees of Morgan Stanley Investment
      Management Inc.

NAME AND POSITION WITH                                       OTHER SUBSTANTIAL BUSINESS,
MORGAN STANLEY INVESTMENT MANAGEMENT INC.                       PROFESSION OR VOCATION
------------------------------------------    -----------------------------------------------------------

Randy Takian                                  President and Principal Executive Officer of the Morgan
Managing Director and Director                Stanley Retail and Institutional Funds; President and Chief
                                              Executive Officer of Morgan Stanley Services Company Inc.;
                                              Managing Director, Director and President of Morgan Stanley
                                              Investment Advisors Inc.; Director of Morgan Stanley
                                              Distributors Inc. and Morgan Stanley Distribution, Inc.

Stuart Bohart                                 Managing Director and Director of Morgan Stanley
President, Managing Director and Director     Investment Advisors Inc.; Managing Director of Van Kampen
                                              Advisors, Inc. and Van Kampen Asset Management; President
                                              of Morgan Stanley Distribution Inc.

Stefanie V. Chang Yu                          Managing Director and Secretary of various entities
Managing Director and Secretary               affiliated with the Adviser.

Kevin Klingert                                Managing Director, Head, Chief Operating Officer and acting
Managing Director and acting Chief            Chief Investment Officer of theGlobal Fixed Income Group of
Investment Officer of the Global              Morgan Stanley Investment Advisors Inc.; Vice President of
Fixed Income Group                            various Morgan Stanley Retail Funds and Institutional Funds;
                                              Managing Director and acting Chief Investment Officer of the
                                              Global Fixed Income Group of various Van Kampen entities; Vice
                                              President of various Van Kampen Retail Funds and Institutional Funds.

Carsten Otto                                  Managing Director and Global Head of Compliance for
Managing Director                             Morgan Stanley Investment Management and Chief
                                              Compliance Officer of Morgan Stanley Retail Funds and
                                              Institutional Funds.

Mary Ann Picciotto                            Chief Compliance Officer of Morgan Stanley Investment
Executive Director and                        Advisors Inc.; Van Kampen Asset Management, Van
Chief Compliance Officer                      Kampen Investments Inc., Van Kampen Investor Service
                                              Inc. and Van Kampen Advisors Inc.

Kenneth Castiglia                             Managing Director, Chief Financial Officer and
Managing Director,                            Treasury of Morgan Stanley Investment Management
Chief Financial Officer and Treasurer

Mary Alice Dunne                              Managing Director and Chief Administrative Officer of Morgan
Managing Director and Chief                   Stanley Investment Advisors Inc.
Administrative Officer

Joanne Pace                                   Chief Operating Officer and Managing Director of Morgan
Chief Operating Officer and                   Stanley Investment Advisors Inc.; Managing Director of
Managing Director                             various Van Kampen entities.

      For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Adviser, reference is made to the Adviser's current Form ADV (File No. 801-15757) filed under the Investment
Advisers Act of 1940, incorporated herein by reference.

                                        3

      In addition, the Adviser and the Sub-Adviser act as investment adviser or sub-adviser to several other registered investment companies.
ITEM 27. PRINCIPAL UNDERWRITERS

      (a) State the name of each investment company (other than the Registrant)
for which each principal underwriter currently distributing the Fund's securities acts as a principal underwriter, depositor or investment adviser.

      Morgan Stanley Distribution, Inc. acts as sole distributor of the
      Registrant's shares.

      (b) Provide the information required by the following table for each director, officer or partner of each principal underwriter named in answer to
Item 19.

      The principal address for Morgan Stanley Distribution, Inc. and each director, officer or partner listed below is 100 Front Street, Suite 400,
      West Conshohocken, Pennsylvania 19428-2899.

 NAME AND PRINCIPAL BUSINESS        POSITIONS AND OFFICES WITH          POSITIONS AND OFFICES WITH
           ADDRESS                         UNDERWRITER                           REGISTRANT
------------------------------   --------------------------------    ---------------------------------

Douglas Mangini                  President                           None

Randy Takian                     Director                            President and Principal Executive
                                                                     Officer

Kenneth Castiglia                Director, Chief Financial           None
                                 Officer and Treasurer

Stefanie V.Chang Yu              Secretary                           Vice President

Evan Gordon                      Chief Compliance Officer            None

Gina Gallagher                   Chief Anti-Money Laundering         None
                                 Officer

Joseph D. Auria                  Financial and Operations Principal  None

                                      4

      (c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the
Fund during the last fiscal year by each principal underwriter who is not an affiliated person of the Fund or any affiliated person of an affiliated person.

          Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section
31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

      Books or other documents required to be maintained by Section 31(a) of the
      Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

          JPMorgan Chase Bank, N.A.
          3 Chase MetroTech Center
          Brooklyn, NY 11245
          (records relating to its function as custodian)

          Morgan Stanley Services Company Inc.
          Harborside Financial Center
          Plaza Two
          Jersey City, NJ 07311
          (records relating to its functions as sub-administrator, transfer agent and dividend disbursing agent)

          Morgan Stanley Investment Management Inc.
          522 Fifth Avenue
          New York, NY 10036
          (records relating to its function as investment adviser)

ITEM 29. MANAGEMENT SERVICES

      Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or part B, disclosing the parties to the contract and the total amount paid and by whom for the Fund's last three fiscal years.

      Not applicable.

ITEM 30. UNDERTAKINGS

      In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Fund intends to raise its initial capital under section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

      (a) Not applicable.

                                        5

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this
Post-Effective Amendment No. 89 to the Registration Statement No. 002-89729 to
be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of New York and State of New York on the 25th day of November 2009.

                                       MORGAN STANLEY INSTITUTIONAL FUND
                                       TRUST

                                       /s/ Randy Takian
                                       -----------------------------------------
                                       Randy Takian
                                       President and Principal Executive Officer

      Pursuant to the requirements of the Securities Act, this Post-Effective
Amendment No. 89 has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                                         TITLE                            DATE
       ---------                                         -----                            ----

(1) Principal Executive Officer          President and Principal Executive Officer    November 25, 2009

/s/ Randy Takian
------------------------------------
Randy Takian

(2) Principal Financial Officer          Treasurer and Chief Financial Officer        November 25, 2009

/s/ James Garrett
------------------------------------
James Garrett

(3) Majority of the Trustees

          INDEPENDENT TRUSTEES
          --------------------
Frank L. Bowman                          Michael F. Klein
Michael Bozic                            Michael E. Nugent (Chairman)
Kathleen A. Dennis                       W. Allen Reed
Manuel H. Johnson                        Fergus Reid
Joseph J. Kearns

/s/ Carl Frischling                                                                   November 25, 2009
------------------------------------
By: Carl Frischling
Attorney-In-Fact for the
Independent Trustees

           INTERESTED TRUSTEE
           ------------------
James F. Higgins

/s/ Stefanie V. Chang Yu                                                              November 25, 2009
------------------------------------
By: Stefanie V. Chang Yu
Attorney-In-Fact for the
Interested Trustee

                                  EXHIBIT INDEX

(n)       Amended Rule 18f-3 Multiple Class Plan.